UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05577

The Glenmede Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

One Congress Street, Suite 1

Boston, MA 02114

(Address of Principal Executive Offices)(Zip Code)

Michael P. Malloy, Esq.

Secretary

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 1-800-442-8299

Date of Fiscal Year End: October 31

Date of Reporting Period: April 30, 2023

Item 1. Reports to Stockholders.

(a)

The Glenmede Fund, Inc.
The Glenmede Portfolios
Semi-Annual Report
April 30, 2023

An investment in a Portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank.

The Glenmede Fund, Inc.
The Glenmede Portfolios

1

The Glenmede Fund, Inc.

Shareholder Expenses (Unaudited)
As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and, for certain classes, shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
Unless otherwise noted, the examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.
Actual Expenses
The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
	Beginning Account Value (November 1, 2022)	Ending Account Value (April 30, 2023)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2022 to April 30, 2023)
Quantitative U.S. Large Cap Core Equity Portfolio – Advisor
Actual	$1,000.00	$1,046.50	0.87%	$ 4.41
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.87	4.36
Quantitative U.S. Large Cap Core Equity Portfolio – Institutional
Actual	1,000.00	1,047.70	0.67	3.40
Hypothetical (5% return less expenses)	1,000.00	1,021.50	0.67	3.36
Quantitative U.S. Large Cap Growth Equity Portfolio – Advisor
Actual	1,000.00	1,053.60	0.87	4.43
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.87	4.36
Quantitative U.S. Large Cap Growth Equity Portfolio – Institutional
Actual	1,000.00	1,054.70	0.67	3.41
Hypothetical (5% return less expenses)	1,000.00	1,021.50	0.67	3.36
Quantitative U.S. Large Cap Value Equity Portfolio
Actual	1,000.00	1,003.90	0.85	4.22
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.26
Quantitative U.S. Small Cap Equity Portfolio
Actual	1,000.00	965.20	0.85	4.14
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.26
Quantitative International Equity Portfolio
Actual	1,000.00	1,207.60	1.00	5.47
Hypothetical (5% return less expenses)	1,000.00	1,019.80	1.00	5.01
Responsible ESG U.S. Equity Portfolio
Actual	1,000.00	1,038.70	0.85	4.30
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.26
Women in Leadership U.S. Equity Portfolio
Actual	1,000.00	1,060.50	0.85	4.34
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.26
Quantitative U.S. Long/Short Equity Portfolio – Advisor
Actual	1,000.00	1,005.00	2.57	12.78
Hypothetical (5% return less expenses)	1,000.00	1,012.10	2.57	12.82
2

The Glenmede Fund, Inc.

Shareholder Expenses (Unaudited) — (Concluded)
	Beginning Account Value (November 1, 2022)	Ending Account Value (April 30, 2023)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2022 to April 30, 2023)
Quantitative U.S. Long/Short Equity Portfolio – Institutional
Actual	$1,000.00	$1,005.40	2.37%	$11.78
Hypothetical (5% return less expenses)	1,000.00	1,013.00	2.37	11.83
Quantitative U.S. Total Market Equity Portfolio
Actual	1,000.00	1,008.90	2.05	10.21
Hypothetical (5% return less expenses)	1,000.00	1,014.60	2.05	10.24
Strategic Equity Portfolio
Actual	1,000.00	1,094.70	0.87	4.52
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.87	4.36
Small Cap Equity Portfolio – Advisor
Actual	1,000.00	1,018.80	0.94	4.71
Hypothetical (5% return less expenses)	1,000.00	1,020.10	0.94	4.71
Small Cap Equity Portfolio – Institutional
Actual	1,000.00	1,019.50	0.74	3.71
Hypothetical (5% return less expenses)	1,000.00	1,021.10	0.74	3.71
Equity Income Portfolio
Actual	1,000.00	1,043.20	0.86	4.36
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.86	4.31
Secured Options Portfolio – Advisor
Actual	1,000.00	1,098.40	0.87	4.53
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.87	4.36
Secured Options Portfolio – Institutional
Actual	1,000.00	1,099.70	0.67	3.49
Hypothetical (5% return less expenses)	1,000.00	1,021.50	0.67	3.36
Global Secured Options Portfolio
Actual	1,000.00	1,141.20	1.00	5.31
Hypothetical (5% return less expenses)	1,000.00	1,019.80	1.00	5.01
Core Fixed Income Portfolio
Actual	1,000.00	1,064.50	0.55	2.82
Hypothetical (5% return less expenses)	1,000.00	1,022.10	0.55	2.76
Short Term Tax Aware Fixed Income Portfolio
Actual	1,000.00	1,023.50	0.55	2.76
Hypothetical (5% return less expenses)	1,000.00	1,022.10	0.55	2.76
High Yield Municipal Portfolio
Actual	1,000.00	1,073.90	0.92	4.73
Hypothetical (5% return less expenses)	1,000.00	1,020.20	0.92	4.61

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers, and include dividends on securities sold short, interest expense and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).
3

The Glenmede Portfolios

Shareholder Expenses (Unaudited)
As a shareholder of the Glenmede Muni Intermediate Portfolio, you incur ongoing costs, including shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Glenmede Muni Intermediate Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.
Actual Expenses
The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line under the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Glenmede Muni Intermediate Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under the Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.
	Beginning Account Value (November 1, 2022)	Ending Account Value (April 30, 2023)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2022 to April 30, 2023)
Muni Intermediate Portfolio
Actual	$1,000.00	$1,045.40	0.25%	$1.27
Hypothetical (5% return less expenses)	1,000.00	1,023.60	0.25	1.25

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).
4

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities
April 30, 2023 — (Unaudited)
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Assets:
Investments at value[1], 2	$ 825,055,072	$ 2,072,385,354	$ 1,663,729
Repurchase agreements at value[1]	1,523,744	5,003,702	15,044
Receivable from Advisor	—	—	3,402
Receivable for fund shares sold	218,454	483,196	—
Dividends receivable	766,232	1,045,144	1,939
Interest receivable	183	600	2
Securities lending income receivable	—	8	—
Prepaid expenses	38,532	88,062	77
Total assets	827,602,217	2,079,006,066	1,684,193
Liabilities:
Obligation to return securities lending collateral	—	983,263	—
Line of credit interest payable	208	—	—
Payable for fund shares redeemed	566,463	3,428,048	—
Payable for Management fees	379,193	946,642	758
Payable for Directors’ fees	34,873	63,966	64
Payable for Shareholder Servicing fees	128,424	191,939	276
Accrued expenses	265,046	523,420	12,170
Total liabilities	1,374,207	6,137,278	13,268
Net Assets	$826,228,010	$2,072,868,788	$ 1,670,925
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 38,550	$ 75,767	$ 141
Paid-in capital in excess of par value	627,229,571	1,587,733,238	1,416,360
Total distributable earnings	198,959,889	485,059,783	254,424
Total Net Assets	$826,228,010	$2,072,868,788	$ 1,670,925
Shares Outstanding[3]	38,549,831	75,766,636	141,343
Net Asset Value Per Share	$ —	$ —	$ 11.82
Advisor Class — based on net assets of $767,596,623 and $1,156,312,977, respectively and shares outstanding of 35,813,961 and 42,266,116, respectively	21.43	27.36	—
Institutional Class — based on net assets of $58,631,387 and $916,555,811, respectively and shares outstanding of 2,735,870 and 33,500,520, respectively	21.43	27.36	—
[1] Investments at cost	$ 678,707,466	$ 1,618,785,030	$ 1,420,823
[2] Market value of securities on loan	$ —	$ 986,496	$ —
[3] Authorized shares	—	—	80,000,000
Authorized shares - Advisor Class	155,000,000	240,000,000	—
Authorized shares - Institutional Class	155,000,000	140,000,000	—
See Notes to Financial Statements.
5

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2023 — (Unaudited)
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Assets:
Investments at value[1], 2	$ 1,497,526	$ 23,890,197	$ 23,005,282
Repurchase agreements at value[1]	12,458	221,523	1,117,164
Foreign currency[3]	—	5,382	—
Receivable from Advisor	3,195	7,108	22,849
Dividends receivable	534	91,171	27,794
Interest receivable	1	20	134
Securities lending income receivable	9	832	—
Foreign tax reclaims receivable	—	648,604	—
Prepaid expenses	63	—	979
Total assets	1,513,786	24,864,837	24,174,202
Liabilities:
Payable for securities purchased	—	—	974,908
Obligation to return securities lending collateral	33,532	719,171	—
Line of credit interest payable	—	8	17
Payable for fund shares redeemed	—	1,987	2,535
Payable for Management fees	668	14,822	10,154
Payable for Directors’ fees	40	877	825
Payable for Shareholder Servicing fees	243	4,941	3,693
Accrued expenses	14,036	23,622	30,457
Total liabilities	48,519	765,428	1,022,589
Net Assets	$ 1,465,267	$ 24,099,409	$23,151,613
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 126	$ 1,638	$ 1,489
Paid-in capital in excess of par value	1,304,764	22,832,215	18,325,673
Total distributable earnings	160,377	1,265,556	4,824,451
Total Net Assets	$ 1,465,267	$ 24,099,409	$23,151,613
Shares Outstanding[4]	126,012	1,637,718	1,489,140
Net Asset Value Per Share	$ 11.63	$ 14.72	$ 15.55
[1] Investments at cost	$ 1,395,544	$ 21,352,392	$ 21,428,703
[2] Market value of securities on loan	$ 61,872	$ 699,711	$ —
[3] Foreign currency at cost	$ —	$ 5,464	$ —
[4] Authorized shares	80,000,000	120,000,000	80,000,000
See Notes to Financial Statements.
6

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2023 — (Unaudited)
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Assets:
Investments at value[1], 2	$ 21,602,252	$ 50,975,023	$ 54,352,609
Repurchase agreements at value[1]	171,933	1,651,530	85,327
Cash	—	113,268	—
Receivable from Advisor	20,512	9,689	3,937
Receivable for fund shares sold	80	6,147	434
Dividends receivable	23,445	51,456	72,337
Interest receivable	21	121,280	283
Securities lending income receivable	—	125	59
Cash collateral on deposit at broker (Note 1)	—	34,502,810	—
Prepaid expenses	932	2,331	108
Total assets	21,819,175	87,433,659	54,515,094
Liabilities:
Due to custodian	—	—	9,340
Obligation to return securities lending collateral	—	1,340,596	1,034,845
Line of credit interest payable	—	12	—
Payable for fund shares redeemed	202,531	1,497	361
Dividend payable on securities sold short	—	31,270	6,419
Payable for securities sold short, at value[3]	—	33,983,544	11,708,281
Payable for Management fees	9,702	36,619	29,420
Payable for Directors’ fees	687	1,628	1,187
Payable for Shareholder Servicing fees	3,528	7,231	6,922
Accrued expenses	28,759	44,256	39,290
Total liabilities	245,207	35,446,653	12,836,065
Net Assets	$21,573,968	$ 51,987,006	$ 41,679,029
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 1,526	$ 3,702	$ 2,324
Paid-in capital in excess of par value	17,904,004	29,809,963	26,992,296
Total distributable earnings	3,668,438	22,173,341	14,684,409
Total Net Assets	$21,573,968	$ 51,987,006	$ 41,679,029
Shares Outstanding[4]	1,526,178	3,701,901	2,324,435
Net Asset Value Per Share	$ 14.14	$ —	$ 17.93
Advisor Class — based on net assets of $43,716,073 and shares outstanding of 3,115,772	—	14.03	—
Institutional Class — based on net assets of $8,270,933 and shares outstanding of 586,129	—	14.11	—
[1] Investments at cost	$ 18,785,920	$ 42,018,685	$ 43,655,842
[2] Market value of securities on loan	$ —	$ 1,328,294	$ 1,129,505
[3] Proceeds from securities sold short	$ —	$ 40,991,338	$ 13,150,941
[4] Authorized shares	80,000,000	—	120,000,000
Authorized shares - Advisor Class	—	120,000,000	—
Authorized shares - Institutional Class	—	120,000,000	—
See Notes to Financial Statements.
7

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2023 — (Unaudited)
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Assets:
Investments at value[1], 2	$ 182,865,696	$ 1,025,094,258	$ 20,533,230
Repurchase agreements at value[1]	1,147,063	15,679,670	201,230
Receivable from Advisor	—	—	5,298
Receivable for fund shares sold	—	389,599	—
Dividends receivable	160,630	93,200	22,726
Interest receivable	138	1,881	24
Securities lending income receivable	—	8,867	—
Prepaid expenses	259	44,952	963
Total assets	184,173,786	1,041,312,427	20,763,471
Liabilities:
Obligation to return securities lending collateral	—	29,248,937	—
Line of credit interest payable	1,294	49	261
Payable for fund shares redeemed	29,958	772,093	—
Payable for Management fees	82,974	457,030	9,484
Payable for Directors’ fees	6,384	38,820	612
Payable for Shareholder Servicing fees	30,172	114,987	3,448
Accrued expenses	64,623	327,855	17,001
Total liabilities	215,405	30,959,771	30,806
Net Assets	$183,958,381	$1,010,352,656	$20,732,665
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 6,620	$ 32,514	$ 1,413
Paid-in capital in excess of par value	69,586,170	787,705,515	14,528,476
Total distributable earnings	114,365,591	222,614,627	6,202,776
Total Net Assets	$183,958,381	$1,010,352,656	$20,732,665
Shares Outstanding[3]	6,619,803	32,513,933	1,413,289
Net Asset Value Per Share	$ 27.79	$ —	$ 14.67
Advisor Class — based on net assets of $444,750,227 and shares outstanding of 14,863,666	—	29.92	—
Institutional Class — based on net assets of $565,602,429 and shares outstanding of 17,650,267	—	32.04	—
[1] Investments at cost	$ 85,027,472	$ 847,760,302	$ 14,944,829
[2] Market value of securities on loan	$ —	$ 35,398,079	$ —
[3] Authorized shares	150,000,000	—	80,000,000
Authorized shares - Advisor Class	—	180,000,000	—
Authorized shares - Institutional Class	—	135,000,000	—
See Notes to Financial Statements.
8

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2023 — (Unaudited)
	Secured Options Portfolio	Global Secured Options Portfolio	Core Fixed Income Portfolio
Assets:
Investments at value[1], 2	$ 1,361,062,853	$ 51,046,677	$ 348,614,599
Repurchase agreements at value[1]	539,480	31,604	3,625,877
Receivable from Advisor	—	4,165	—
Receivable for fund shares sold	33,388	36	733,429
Interest receivable	65	5	2,283,103
Securities lending income receivable	—	—	2,515
Cash collateral on deposit at broker (Note 1)	6,744,350	268,270	—
Foreign tax reclaims receivable	—	33,745	—
Prepaid expenses	21,043	47	371
Total assets	1,368,401,179	51,384,549	355,259,894
Liabilities:
Obligation to return securities lending collateral	—	—	14,352,781
Line of credit interest payable	10	2	—
Payable for fund shares redeemed	430,248	107	64,167
Options written, at value[3]	848,570,427	28,893,570	—
Payable for Management fees	232,589	10,084	97,142
Payable for Directors’ fees	11,984	491	10,264
Payable for Shareholder Servicing fees	9,743	3,667	27,755
Accrued expenses	138,592	30,848	100,002
Total liabilities	849,393,593	28,938,769	14,652,111
Net Assets	$ 519,007,586	$ 22,445,780	$340,607,783
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 40,273	$ 4,630	$ 35,380
Paid-in capital in excess of par value	513,003,760	28,781,714	385,199,115
Total distributable earnings	5,963,553	(6,340,564)	(44,626,712)
Total Net Assets	$ 519,007,586	$ 22,445,780	$340,607,783
Shares Outstanding[4]	40,273,166	4,630,223	35,380,028
Net Asset Value Per Share	$ —	$ 4.85	$ 9.63
Advisor Class — based on net assets of $58,968,699 and shares outstanding of 4,636,529	12.72	—	—
Institutional Class — based on net assets of $460,038,887 and shares outstanding of 35,636,637	12.91	—	—
[1] Investments at cost	$ 1,263,371,104	$ 48,237,770	$ 386,115,031
[2] Market value of securities on loan	$ —	$ —	$ 14,039,431
[3] Premiums received from options written	$ 769,430,759	$ 26,127,328	$ —
[4] Authorized shares	—	120,000,000	160,000,000
Authorized shares - Advisor Class	160,000,000	—	—
Authorized shares - Institutional Class	160,000,000	—	—
See Notes to Financial Statements.
9

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Concluded)
April 30, 2023 — (Unaudited)
	Short Term Tax Aware Fixed Income Portfolio	High Yield Municipal Portfolio
Assets:
Investments at value[1], 2	$ 43,949,698	$ 195,580,270
Repurchase agreements at value[1]	90,001	—
Cash	—	1,374,833
Receivable from Advisor	7,942	—
Receivable for fund shares sold	—	5,000
Interest receivable	524,032	2,929,859
Securities lending income receivable	974	—
Cash collateral on deposit at broker (Note 1)	—	33,285
Prepaid expenses	2,140	7,497
Variation margin on centrally cleared swap contracts	—	86,800
Total assets	44,574,787	200,017,544
Liabilities:
Payable for securities purchased	—	77,000
Obligation to return securities lending collateral	1,485,000	—
Payable for when-issued securities purchased	—	2,616,510
Line of credit interest payable	33	446
Payable for fund shares redeemed	19,640	—
Payable for Management fees	12,528	94,077
Payable for Directors’ fees	1,503	6,641
Payable for Shareholder Servicing fees	3,579	24,757
Accrued expenses	35,994	92,989
Total liabilities	1,558,277	2,912,420
Net Assets	$43,016,510	$197,105,124
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 4,380	$ 20,905
Paid-in capital in excess of par value	44,252,386	222,036,579
Total distributable earnings	(1,240,256)	(24,952,360)
Total Net Assets	$43,016,510	$197,105,124
Shares Outstanding[2]	4,380,125	20,905,318
Net Asset Value Per Share	$ 9.82	$ 9.43
[1] Investments at cost	$ 44,604,954	$ 211,327,030
[2] Market value of securities on loan	$ 1,455,566	$ —
[3] Authorized shares	80,000,000	80,000,000
See Notes to Financial Statements.
10

The Glenmede Fund, Inc.

Statements Of Operations
For the Six Months Ended April 30, 2023 — (Unaudited)
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Investment income:
Dividends	$ 9,506,822	$ 14,109,749	$ 23,279
Interest	26,805	58,512	93
Income from security lending	6,029	2,537	4
Total investment income	9,539,656	14,170,798	23,376
Expenses:
Management fees	2,444,636	5,747,283	4,649
Administration, transfer agent and custody fees	179,909	374,049	13,543
Professional fees	100,403	211,914	184
Shareholder report expenses	60,112	217,011	1,112
Shareholder servicing fees	—	—	1,691
Shareholder servicing fees (Advisor Class)	817,399	1,170,840	—
Directors’ fees and expenses	67,489	144,004	124
Interest expense	26,076	32,068	—
Registration and filing fees	22,338	59,961	1,806
Other expenses	88,143	181,328	1,320
Total expenses	3,806,505	8,138,458	24,429
Less expenses waived/reimbursed	—	—	(17,244)
Net expenses	3,806,505	8,138,458	7,185
Net investment income	5,733,151	6,032,340	16,191
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	50,088,309	26,523,765	(2,849)
Net change in unrealized gain (loss) on:
Investments	(11,133,905)	77,722,442	(6,105)
Net realized and unrealized gain (loss)	38,954,404	104,246,207	(8,954)
Net increase in net assets resulting from operations	$ 44,687,555	$110,278,547	$ 7,237
See Notes to Financial Statements.
11

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2023 — (Unaudited)
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Investment income:
Dividends[1]	$ 15,744	$ 397,911	$ 235,442
Interest	92	482	854
Income from security lending	63	2,580	19
Total investment income	15,899	400,973	236,315
Expenses:
Management fees	4,195	87,787	62,659
Administration, transfer agent and custody fees	13,202	19,472	17,698
Professional fees	147	2,411	2,425
Shareholder report expenses	1,000	2,359	1,355
Shareholder servicing fees	1,525	29,262	22,785
Directors’ fees and expenses	99	1,641	1,632
Interest expense	—	217	382
Registration and filing fees	1,805	10,148	27,961
Other expenses	1,724	3,527	3,592
Total expenses	23,697	156,824	140,489
Less expenses waived/reimbursed	(17,214)	(39,557)	(43,270)
Net expenses	6,483	117,267	97,219
Net investment income	9,416	283,706	139,096
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	44,094	(738,045)	2,085,718
Foreign currency transactions	—	(7,752)	—
Net realized gain (loss)	44,094	(745,797)	2,085,718
Net change in unrealized gain (loss) on:
Investments	(107,176)	4,878,676	(1,257,826)
Foreign currency translation	—	3,715	—
Net change in unrealized gain (loss)	(107,176)	4,882,391	(1,257,826)
Net realized and unrealized gain (loss)	(63,082)	4,136,594	827,892
Net increase (decrease) in net assets resulting from operations	$ (53,666)	$4,420,300	$ 966,988

[1]	The Quantitative U.S. Small Cap Equity Portfolio and the Quantitative International Equity Portfolio had foreign dividend withholding taxes of $17 and $47,718, respectively.
See Notes to Financial Statements.
12

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2023 — (Unaudited)
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Investment income:
Dividends[1]	$ 234,172	$ 544,854	$ 571,303
Interest	599	686,467	972
Income from security lending	—	513	60
Total investment income	234,771	1,231,834	572,335
Expenses:
Management fees	59,803	320,405	258,038
Administration, transfer agent and custody fees	16,753	35,619	26,043
Professional fees	2,231	5,533	4,239
Shareholder report expenses	1,505	6,214	4,939
Shareholder servicing fees	21,746	—	43,006
Shareholder servicing fees (Advisor Class)	—	44,976	—
Dividends on securities sold short	—	350,782	123,127
Directors’ fees and expenses	1,505	3,784	2,902
Interest expense	—	2,085	—
Short position flex fees	—	—	49,582
Registration and filing fees	25,958	30,166	20,855
Other expenses	3,786	13,739	4,527
Total expenses	133,287	813,303	537,258
Less expenses waived/reimbursed	(40,865)	(135,106)	(95,759)
Net expenses	92,422	678,197	441,499
Net investment income	142,349	553,637	130,836
Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	641,529	3,546,839	2,115,813
Securities sold short	—	1,222,452	514,910
Net realized gain	641,529	4,769,291	2,630,723
Net change in unrealized gain (loss) on:
Investments	511,673	(2,508,309)	(1,321,947)
Securities sold short	—	(2,555,532)	(1,003,548)
Net change in unrealized gain (loss)	511,673	(5,063,841)	(2,325,495)
Net realized and unrealized gain (loss)	1,153,202	(294,550)	305,228
Net increase in net assets resulting from operations	$1,295,551	$ 259,087	$ 436,064

[1]	The Quantitative U.S. Long/Short Equity Portfolio had foreign dividend withholding taxes of $330.
See Notes to Financial Statements.
13

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2023 — (Unaudited)
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Investment income:
Dividends	$ 1,294,601	$ 7,528,275	$265,222
Interest	6,898	91,338	2,056
Income from security lending	—	20,764	—
Total investment income	1,301,499	7,640,377	267,278
Expenses:
Management fees	509,386	2,894,572	59,082
Administration, transfer agent and custody fees	45,012	216,606	15,623
Professional fees	19,157	111,688	2,156
Shareholder report expenses	5,712	191,412	1,239
Shareholder servicing fees	185,231	—	21,485
Shareholder servicing fees (Advisor Class)	—	576,798	—
Shareholder servicing fees (Institutional Class)	—	147,783	—
Directors’ fees and expenses	13,086	75,194	1,465
Interest expense	1,292	6,017	892
Registration and filing fees	10,662	40,985	3,727
Other expenses	14,730	98,959	3,175
Total expenses	804,268	4,360,014	108,844
Less expenses waived/reimbursed	—	—	(16,643)
Net expenses	804,268	4,360,014	92,201
Net investment income	497,231	3,280,363	175,077
Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	15,501,700	55,402,389	532,109
Net change in unrealized gain (loss) on:
Investments	929,545	(40,467,899)	201,582
Net realized and unrealized gain	16,431,245	14,934,490	733,691
Net increase in net assets resulting from operations	$16,928,476	$ 18,214,853	$908,768
See Notes to Financial Statements.
14

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2023 — (Unaudited)
	Secured Options Portfolio	Global Secured Options Portfolio	Core Fixed Income Portfolio
Investment income:
Dividends	$ 167,429	$ 67,516	$ —
Interest	1,721,307	66,233	4,792,104
Income from security lending	—	—	9,479
Total investment income	1,888,736	133,749	4,801,583
Expenses:
Management fees	1,360,315	58,426	569,762
Administration, transfer agent and custody fees	104,284	22,015	76,977
Professional fees	47,117	1,941	32,374
Shareholder report expenses	28,050	2,267	10,139
Shareholder servicing fees	—	21,246	162,789
Shareholder servicing fees (Advisor Class)	60,267	—	—
Directors’ fees and expenses	32,440	1,329	22,122
Interest expense	2,576	144	—
Registration and filing fees	33,682	19,257	7,504
Other expenses	45,013	5,661	21,654
Total expenses	1,713,744	132,286	903,321
Less expenses waived/reimbursed	—	(25,912)	—
Net expenses	1,713,744	106,374	903,321
Net investment income	174,992	27,375	3,898,262
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(108,629)	89,357	(1,117,619)
Written options	4,364,986	1,155,762	—
Purchased options	45,915,367	1,028,272	—
Net realized gain (loss)	50,171,724	2,273,391	(1,117,619)
Net change in unrealized gain (loss) on:
Investments	2,297,711	840,527	17,689,750
Written options	(80,193,331)	(3,024,496)	—
Purchased options	75,005,761	2,684,626	—
Net change in unrealized gain (loss)	(2,889,859)	500,657	17,689,750
Net realized and unrealized gain	47,281,865	2,774,048	16,572,131
Net increase in net assets resulting from operations	$ 47,456,857	$ 2,801,423	$20,470,393
See Notes to Financial Statements.
15

The Glenmede Fund, Inc.

Statements Of Operations — (Concluded)
For the Six Months Ended April 30, 2023 — (Unaudited)
	Short Term Tax Aware Fixed Income Portfolio	High Yield Municipal Portfolio
Investment income:
Interest	$ 505,165	$ 3,959,301
Income from security lending	1,681	—
Total investment income	506,846	3,959,301
Expenses:
Management fees	83,486	514,006
Administration, transfer agent and custody fees	32,914	77,026
Professional fees	5,238	46,244
Shareholder report expenses	2,329	19,627
Shareholder servicing fees	23,853	135,265
Directors’ fees and expenses	3,582	12,258
Interest expense	217	431
Registration and filing fees	3,177	4,052
Other expenses	5,852	16,767
Total expenses	160,648	825,676
Less expenses waived/reimbursed	(29,238)	—
Net expenses	131,410	825,676
Net investment income	375,436	3,133,625
Realized and unrealized gain (loss):
Net realized loss on:
Investment transactions	(131,319)	(282,396)
Swap contracts	—	(503)
Net realized loss	(131,319)	(282,899)
Net change in unrealized gain on:
Investments	986,084	9,195,457
Swap contracts	—	335,886
Net change in unrealized gain	986,084	9,531,343
Net realized and unrealized gain	854,765	9,248,444
Net increase in net assets resulting from operations	$1,230,201	$12,382,069
See Notes to Financial Statements.
16

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets
For the Six Months Ended April 30, 2023 — (Unaudited)
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 5,733,151	$ 6,032,340	$ 16,191
Net realized gain (loss) on:
Investment transactions	50,088,309	26,523,765	(2,849)
Net change in unrealized gain (loss) on:
Investments	(11,133,905)	77,722,442	(6,105)
Net increase in net assets resulting from operations	44,687,555	110,278,547	7,237
Distributions from earnings	—	—	(81,410)
Distributions from earnings: Advisor Class	(152,251,275)	(83,478,360)	—
Distributions from earnings: Institutional Class	(23,684,288)	(66,804,657)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(33,693,718)	(53,828,900)	80,245
Net increase (decrease) in net assets	(164,941,726)	(93,833,370)	6,072
NET ASSETS:
Beginning of period	991,169,736	2,166,702,158	1,664,853
End of period	$ 826,228,010	$2,072,868,788	$1,670,925

For the Year Ended October 31, 2022
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 11,713,464	$ 8,444,069	$ 39,444
Net realized gain on:
Investment transactions	193,752,678	160,666,842	94,282
Net change in unrealized loss on:
Investments	(374,472,637)	(626,839,106)	(303,423)
Net increase (decrease) in net assets resulting from operations	(169,006,495)	(457,728,195)	(169,697)
Distributions from earnings	—	—	(37,841)
Distributions from earnings: Advisor Class	(150,805,227)	(302,740,550)	—
Distributions from earnings: Institutional Class	(19,740,872)	(104,880,062)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(90,178,388)	699,425,959	(614,744)
Net increase (decrease) in net assets	(429,730,982)	(165,922,848)	(822,282)
NET ASSETS:
Beginning of year	1,420,900,718	2,332,625,006	2,487,135
End of year	$ 991,169,736	$2,166,702,158	$1,664,853
See Notes to Financial Statements.
17

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2023 — (Unaudited)
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 9,416	$ 283,706	$ 139,096
Net realized gain (loss) on:
Investment transactions	44,094	(738,045)	2,085,718
Foreign currency transactions	—	(7,752)	—
Net change in unrealized gain (loss) on:
Investments	(107,176)	4,878,676	(1,257,826)
Foreign currency translations	—	3,715	—
Net increase (decrease) in net assets resulting from operations	(53,666)	4,420,300	966,988
Distributions from earnings	(123,538)	(156,131)	(1,579,262)
Net increase (decrease) in net assets from capital share transactions (See note 5)	121,450	(3,103,357)	(158,797)
Net increase (decrease) in net assets	(55,754)	1,160,812	(771,071)
NET ASSETS:
Beginning of period	1,521,021	22,938,597	23,922,684
End of period	$1,465,267	$24,099,409	$23,151,613

For the Year Ended October 31, 2022
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 15,390	$ 888,300	$ 293,365
Net realized gain (loss) on:
Investment transactions	117,592	(18,785)	1,659,372
Foreign currency transactions	—	(37,714)	—
Net change in unrealized loss on:
Investments	(178,389)	(6,391,166)	(6,394,134)
Foreign currency translations	—	(4,701)	—
Net increase (decrease) in net assets resulting from operations	(45,407)	(5,564,066)	(4,441,397)
Distributions from earnings	(155,187)	(1,140,214)	(3,071,064)
Net increase (decrease) in net assets from capital share transactions (See note 5)	166,061	(11,426,255)	(1,426,217)
Net increase (decrease) in net assets	(34,533)	(18,130,535)	(8,938,678)
NET ASSETS:
Beginning of year	1,555,554	41,069,132	32,861,362
End of year	$1,521,021	$ 22,938,597	$23,922,684
See Notes to Financial Statements.
18

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2023 — (Unaudited)
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 142,349	$ 553,637	$ 130,836
Net realized gain on:
Investment transactions	641,529	3,546,839	2,115,813
Securities sold short	—	1,222,452	514,910
Net change in unrealized gain (loss) on:
Investments	511,673	(2,508,309)	(1,321,947)
Securities sold short	—	(2,555,532)	(1,003,548)
Net increase in net assets resulting from operations	1,295,551	259,087	436,064
Distributions from earnings	(584,313)	—	(90,222)
Distributions from earnings: Advisor Class	—	(280,356)	—
Distributions from earnings: Institutional Class	—	(57,831)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(1,309,268)	(4,874,082)	(2,502,702)
Net increase (decrease) in net assets	(598,030)	(4,953,182)	(2,156,860)
NET ASSETS:
Beginning of period	22,171,998	56,940,188	43,835,889
End of period	$21,573,968	$51,987,006	$41,679,029

For the Year Ended October 31, 2022
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ 313,202	$ (137,459)	$ 171,472
Net realized gain (loss) on:
Investment transactions	474,768	2,293,339	(401,204)
Securities sold short	—	(858,824)	190,496
Net change in unrealized gain (loss) on:
Investments	(4,312,942)	(6,231,683)	(6,934,443)
Securities sold short	—	9,655,617	2,273,396
Net increase (decrease) in net assets resulting from operations	(3,524,972)	4,720,990	(4,700,283)
Distributions from earnings	(4,758,943)	—	(5,752,261)
Net increase (decrease) in net assets from capital share transactions (See note 5)	2,569,045	(11,038,120)	18,327,845
Net increase (decrease) in net assets	(5,714,870)	(6,317,130)	7,875,301
NET ASSETS:
Beginning of year	27,886,868	63,257,318	35,960,588
End of year	$22,171,998	$ 56,940,188	$43,835,889
See Notes to Financial Statements.
19

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2023 — (Unaudited)
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 497,231	$ 3,280,363	$ 175,077
Net realized gain on:
Investment transactions	15,501,700	55,402,389	532,109
Net change in unrealized gain (loss) on:
Investments	929,545	(40,467,899)	201,582
Net increase in net assets resulting from operations	16,928,476	18,214,853	908,768
Distributions from earnings	(14,173,134)	—	(799,283)
Distributions from earnings: Advisor Class	—	(51,065,753)	—
Distributions from earnings: Institutional Class	—	(65,681,959)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(10,442,852)	(1,920,514)	(1,278,916)
Net increase (decrease) in net assets	(7,687,510)	(100,453,373)	(1,169,431)
NET ASSETS:
Beginning of period	191,645,891	1,110,806,029	21,902,096
End of period	$183,958,381	$1,010,352,656	$20,732,665

For the Year Ended October 31, 2022
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 882,586	$ 6,348,854	$ 346,408
Net realized gain on:
Investment transactions	15,175,687	142,991,756	627,015
Net change in unrealized loss on:
Investments	(51,143,682)	(259,705,445)	(1,601,958)
Net increase (decrease) in net assets resulting from operations	(35,085,409)	(110,364,835)	(628,535)
Distributions from earnings	(27,306,344)	—	(1,345,717)
Distributions from earnings: Advisor Class	—	(23,646,969)	—
Distributions from earnings: Institutional Class	—	(43,673,126)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(14,610,145)	(186,351,743)	1,580,234
Net increase (decrease) in net assets	(77,001,898)	(364,036,673)	(394,018)
NET ASSETS:
Beginning of year	268,647,789	1,474,842,702	22,296,114
End of year	$191,645,891	$1,110,806,029	$21,902,096
See Notes to Financial Statements.
20

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2023 — (Unaudited)
	Secured Options Portfolio	Global Secured Options Portfolio	Core Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 174,992	$ 27,375	$ 3,898,262
Net realized gain (loss) on:
Investment transactions	(108,629)	89,357	(1,117,619)
Options written	4,364,986	1,155,762	—
Purchased options	45,915,367	1,028,272	—
Net change in unrealized gain (loss) on:
Investments	2,297,711	840,527	17,689,750
Options written	(80,193,331)	(3,024,496)	—
Purchased options	75,005,761	2,684,626	—
Net increase in net assets resulting from operations	47,456,857	2,801,423	20,470,393
Distributions from earnings	—	—	(4,107,555)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(30,033,273)	(417,691)	4,472,303
Net increase in net assets	17,423,584	2,383,732	20,835,141
NET ASSETS:
Beginning of period	501,584,002	20,062,048	319,772,642
End of period	$519,007,586	$22,445,780	$340,607,783

For the Year Ended October 31, 2022
	Secured Options Portfolio	Global Secured Options Portfolio	Core Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ (1,699,563)	$ (85,379)	$ 6,479,808
Net realized gain (loss) on:
Investment transactions	(11,935)	(447,395)	(8,937,362)
Options written	158,020,611	4,967,908	—
Purchased options	(218,442,787)	(6,474,287)	—
Net change in unrealized gain (loss) on:
Investments	(4,647,754)	(962,339)	(61,619,614)
Options Written	47,227,177	2,009,219	—
Purchased options	(38,710,807)	(1,655,383)	—
Net increase (decrease) in net assets resulting from operations	(58,265,058)	(2,647,656)	(64,077,168)
Distributions from earnings	—	(2,244,214)	(7,978,720)
Distributions from earnings: Advisor Class	(10,623,078)	—	—
Distributions from earnings: Institutional Class	(40,390,275)	—	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	179,474,929	7,801,745	(32,683,376)
Net increase (decrease) in net assets	70,196,518	2,909,875	(104,739,264)
NET ASSETS:
Beginning of year	431,387,484	17,152,173	424,511,906
End of year	$ 501,584,002	$20,062,048	$ 319,772,642
See Notes to Financial Statements.
21

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Concluded)
For the Six Months Ended April 30, 2023 — (Unaudited)
	Short Term Tax Aware Fixed Income Portfolio	High Yield Municipal Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 375,436	$ 3,133,625
Net realized loss on:
Investment transactions	(131,319)	(282,396)
Swap Contracts	—	(503)
Net change in unrealized gain on:
Investments	986,084	9,195,457
Swap Contracts	—	335,886
Net increase in net assets resulting from operations	1,230,201	12,382,069
Distributions from earnings	(378,266)	(3,395,041)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(14,798,835)	31,308,077
Net increase (decrease) in net assets	(13,946,900)	40,295,105
NET ASSETS:
Beginning of period	56,963,410	156,810,019
End of period	$ 43,016,510	$197,105,124

For the Year Ended October 31, 2022
	Short Term Tax Aware Fixed Income Portfolio	High Yield Municipal Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 474,662	$ 6,770,690
Net realized loss on:
Investment transactions	(419,029)	(9,361,228)
Net change in unrealized loss on:
Investments	(1,956,193)	(39,867,953)
Net increase (decrease) in net assets resulting from operations	(1,900,560)	(42,458,491)
Distributions from earnings	(444,784)	(9,081,974)
Net increase (decrease) in net assets from capital share transactions (See note 5)	3,024,664	(74,161,112)
Net increase (decrease) in net assets	679,320	(125,701,577)
NET ASSETS:
Beginning of year	56,284,090	282,511,596
End of year	$56,963,410	$ 156,810,019
See Notes to Financial Statements.
22

The Glenmede Fund, Inc.

Statement Of Cash Flows
For the Six Months Ended April 30, 2023 — (Unaudited)
Quantitative U.S. Long/Short Equity Portfolio
Cash flows from operating activities
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities
Net increase in net assets resulting from operations	$ 259,087
Investments purchased	(18,225,114)
Investments sold	25,313,830
Purchases to cover securities sold short	(27,034,351)
Securities sold short	21,421,431
(Purchase)/Sale of short term investments, net	(2,195,756)
Increase in Interest receivable	(42,480)
Increase in Receivable from Investment Advisor	(5,579)
Decrease in Cash collateral on deposit at broker	5,283,065
Increase in Securities lending income receivable	(52)
Increase in Dividends receivable	(21,914)
Increase in Prepaid expenses	(1,894)
Increase in Obligation to return securities lending collateral	544,226
Decrease in Line of credit interest payable	(115)
Decrease in Dividends payable for securities sold short	(445)
Decrease in Payable for Management fees	(3,712)
Decrease in Payable for Directors’ fees	(51)
Decrease in Payable for Shareholder Servicing fees	(833)
Increase in Accrued expenses	11,176
Net realized gain from investments	(3,546,839)
Net realized loss from securities sold short	(1,222,452)
Net change in unrealized loss on investments	2,508,309
Net change in unrealized loss on securities sold short	2,555,532
Net cash provided by (used in) operating activities	5,595,069
Cash flows from financing activities
Proceeds from shares sold	549,939
Payments on shares redeemed	(5,514,479)
Cash distributions paid	(258,414)
Net cash provided by (used in) financing activities	(5,222,954)
Net increase (decrease) in cash	372,115
Cash at beginning of period	(258,847)
Cash at end of period	$ 113,268

Supplemental disclosure of cash flow information
Non-cash financing activities not included herein consist of a reinvestment of dividends of $79,773.
The Portfolio did not pay any prime broker fees during the period ended April 30, 2023.
See Notes to Financial Statements.
23

The Glenmede Fund, Inc.

Statement Of Cash Flows — (Concluded)
For the Six Months Ended April 30, 2023 — (Unaudited)
Quantitative U.S. Total Market Equity Portfolio
Cash flows from operating activities
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities
Net increase in net assets resulting from operations	$ 436,064
Investments purchased	(21,265,391)
Investments sold	24,108,334
Purchases to cover securities sold short	(7,504,229)
Securities sold short	7,037,132
(Purchase)/Sale of short term investments, net	(116,719)
Increase in Interest receivable	(276)
Increase in Receivable from Investment Advisor	(1,750)
Increase in Securities lending income receivable	(57)
Increase in Dividends receivable	(27,322)
Decrease in Prepaid expenses	99
Increase in Obligation to return securities lending collateral	282,630
Decrease in Line of credit interest payable	(124)
Decrease in Dividends payable for securities sold short	(2,904)
Decrease in Payable for Management fees	(915)
Decrease in Payable for Directors’ fees	(17)
Decrease in Payable for Shareholder Servicing fees	(216)
Increase in Accrued expenses	7,459
Net realized gain from investments	(2,115,813)
Net realized loss from securities sold short	(514,910)
Net change in unrealized loss on investments	1,321,947
Net change in unrealized loss on securities sold short	1,003,548
Net cash provided by (used in) operating activities	2,646,570
Cash flows from financing activities
Proceeds from shares sold	2,158,545
Payments on shares redeemed	(4,791,886)
Cash distributions paid	(20,571)
Net cash provided by (used in) financing activities	(2,653,912)
Net increase (decrease) in cash	(7,342)
Cash at beginning of period	(1,998)
Cash at end of period	$ (9,340)

Supplemental disclosure of cash flow information
Cash paid for interest was $49,582.
Non-cash financing activities not included herein consist of a reinvestment of dividends of $69,651.
The Portfolio did not pay any prime broker fees during the period ended April 30, 2023.
See Notes to Financial Statements.
24

The Glenmede Fund, Inc.

Financial Highlights
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Core Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2023[1,2]	For The Year Ended October 31,
		2022 [2]	2021 [2]	2020 [2]	2019 [2]	2018 [2]
Net asset value, beginning of period	$ 25.15	$ 32.97	$ 24.99	$ 26.89	$ 27.88	$ 28.08
Income from investment operations:
Net investment income	0.14	0.26	0.23	0.29	0.35	0.29
Net realized and unrealized gain (loss) on investments	0.91	(4.01)	10.15	(0.73)	1.18	0.95
Total from investment operations	1.05	(3.75)	10.38	(0.44)	1.53	1.24
Distributions to shareholders from:
Net investment income	(0.16)	(0.27)	(0.24)	(0.29)	(0.35)	(0.28)
Net realized capital gains	(4.61)	(3.80)	(2.16)	(1.17)	(2.17)	(1.16)
Total distributions	(4.77)	(4.07)	(2.40)	(1.46)	(2.52)	(1.44)
Net asset value, end of period	$ 21.43	$ 25.15	$ 32.97	$ 24.99	$ 26.89	$ 27.88
Total return	4.65% [3]	(12.89)%	43.77%	(1.90)%	6.42%	4.42%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$767,597	$924,570	$1,255,795	$1,066,153	$1,674,687	$2,075,264
Ratio of operating expenses to average net assets	0.87% [4,5]	0.84% [4]	0.85% [4]	0.87%	0.86%	0.85%
Ratio of net investment income to average net assets	1.27% [5]	0.96%	0.75%	1.15%	1.32%	1.02%
Portfolio turnover rate[6]	43% [3]	66%	41%	66%	80%	71%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	The ratio of operating expenses excluding interest expense was 0.87% for the period ended April 30, 2023 and 0.84% and 0.85% for the years ended October 31, 2022 and 2021, respectively.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
25

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Core Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2023[1,2]	For The Year Ended October 31,
		2022 [2]	2021 [2]	2020 [2]	2019 [2]	2018
Net asset value, beginning of period	$ 25.15	$ 32.98	$ 24.99	$ 26.91	$ 27.89	$ 28.09
Income from investment operations:
Net investment income	0.18	0.32	0.29	0.34	0.40	0.34
Net realized and unrealized gain (loss) on investments	0.89	(4.02)	10.16	(0.75)	1.20	0.95
Total from investment operations	1.07	(3.70)	10.45	(0.41)	1.60	1.29
Distributions to shareholders from:
Net investment income	(0.18)	(0.33)	(0.30)	(0.34)	(0.41)	(0.33)
Net realized capital gains	(4.61)	(3.80)	(2.16)	(1.17)	(2.17)	(1.16)
Total distributions	(4.79)	(4.13)	(2.46)	(1.51)	(2.58)	(1.49)
Net asset value, end of period	$ 21.43	$ 25.15	$ 32.98	$ 24.99	$ 26.91	$ 27.89
Total return	4.77% [3]	(12.73)%	44.10%	(1.75)%	6.68%	4.61%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$58,631	$66,600	$165,106	$173,029	$673,825	$767,117
Ratio of operating expenses to average net assets	0.67% [4,5]	0.64% [4]	0.65% [4]	0.67%	0.66%	0.65%
Ratio of net investment income to average net assets	1.55% [5]	1.14%	0.96%	1.32%	1.52%	1.22%
Portfolio turnover rate[6]	43% [3]	66%	41%	66%	80%	71%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	The ratio of operating expenses excluding interest expense was 0.67% for the period ended April 30, 2023 and 0.64% and 0.65% for the years ended October 31, 2022 and 2021, respectively.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
26

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Growth Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2023[1,2]	For The Year Ended October 31,
		2022 [1]	2021 [1]	2020 [1]	2019 [1]	2018
Net asset value, beginning of period	$ 27.95	$ 40.64	$ 32.02	$ 33.08	$ 32.52	$ 31.54
Income from investment operations:
Net investment income	0.07	0.09	0.05	0.12	0.16	0.16
Net realized and unrealized gain (loss) on investments	1.34	(5.65)	13.33	3.19	4.86	1.58
Total from investment operations	1.41	(5.56)	13.38	3.31	5.02	1.74
Distributions to shareholders from:
Net investment income	(0.07)	(0.09)	(0.05)	(0.14)	(0.15)	(0.17)
Net realized capital gains	(1.93)	(7.04)	(4.71)	(4.23)	(4.31)	(0.59)
Total distributions	(2.00)	(7.13)	(4.76)	(4.37)	(4.46)	(0.76)
Net asset value, end of period	$ 27.36	$ 27.95	$ 40.64	$ 32.02	$ 33.08	$ 32.52
Total return	5.36% [3]	(16.67)%	46.17%	10.68%	18.50%	5.53%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$1,156,313	$1,211,342	$1,751,370	$1,659,543	$2,237,727	$2,660,858
Ratio of operating expenses to average net assets	0.87% [4,5]	0.84% [4]	0.85% [4]	0.88%	0.86%	0.85%
Ratio of net investment income to average net assets	0.49% [5]	0.28%	0.15%	0.40%	0.53%	0.44%
Portfolio turnover rate[6]	40% [3]	85%	49%	69%	80%	63%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Unaudited.
[3]	Not annualized.
[4]	The ratio of operating expenses excluding interest expense was 0.86% for the period ended April 30, 2023 and 0.84% and 0.85% for the years ended October 31, 2022 and 2021, respectively.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
27

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Growth Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2023[1,2]	For The Year Ended October 31,
		2022 [2]	2021 [2]	2020 [2]	2019 [2]	2018
Net asset value, beginning of period	$ 27.95	$ 40.64	$ 32.02	$ 33.09	$ 32.53	$ 31.55
Income from investment operations:
Net investment income	0.09	0.15	0.12	0.19	0.21	0.21
Net realized and unrealized gain (loss) on investments	1.34	(5.65)	13.34	3.18	4.88	1.59
Total from investment operations	1.43	(5.50)	13.46	3.37	5.09	1.80
Distributions to shareholders from:
Net investment income	(0.09)	(0.15)	(0.13)	(0.21)	(0.22)	(0.23)
Net realized capital gains	(1.93)	(7.04)	(4.71)	(4.23)	(4.31)	(0.59)
Total distributions	(2.02)	(7.19)	(4.84)	(4.44)	(4.53)	(0.82)
Net asset value, end of period	$ 27.36	$ 27.95	$ 40.64	$ 32.02	$ 33.09	$ 32.53
Total return	5.47% [3]	(16.49)%	46.47%	10.89%	18.74%	5.74%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$916,556	$955,360	$581,255	$543,675	$1,250,995	$746,030
Ratio of operating expenses to average net assets	0.67% [4,5]	0.64% [4]	0.65% [4]	0.68%	0.66%	0.65%
Ratio of net investment income to average net assets	0.69% [5]	0.49%	0.34%	0.62%	0.69%	0.64%
Portfolio turnover rate[6]	40% [3]	85%	49%	69%	80%	63%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	The ratio of operating expenses excluding interest expense was 0.66% for the period ended April 30, 2023 and 0.64% and 0.65% for the years ended October 31, 2022 and 2021, respectively.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
28

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Value Equity Portfolio
	For the Period Ended April 30, 2023[2,3]	For the Year Ended October 31,				For the Period November 13, 2017[1] through October 31, 2018
		2022 [3]	2021 [3]	2020 [3]	2019 [3]
Net asset value, beginning of period	$12.37	$13.05	$ 9.03	$ 10.29	$ 9.82	$10.00
Income from investment operations:
Net investment income	0.12	0.21	0.18	0.20	0.21	0.14
Net realized and unrealized gain (loss) on investments	(0.07)	(0.67)	4.02	(1.26)	0.49	(0.20)
Total from investment operations	0.05	(0.46)	4.20	(1.06)	0.70	(0.06)
Distributions to shareholders from:
Net investment income	(0.11)	(0.22)	(0.18)	(0.20)	(0.23)	(0.12)
Net realized capital gains	(0.49)	—	—	—	—	—
Total distributions	(0.60)	(0.22)	(0.18)	(0.20)	(0.23)	(0.12)
Net asset value, end of period	$11.82	$12.37	$13.05	$ 9.03	$10.29	$ 9.82
Total return[4]	0.39% [5]	(3.49)%	46.66%	(10.19)%	7.33%	(0.69)% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$1,671	$1,665	$2,487	$ 1,588	$2,040	$1,092
Ratio of operating expenses before waiver/reimbursement to average net assets	2.89% [6]	2.27%	2.45%	2.66%	3.20%	6.52% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85% [6]	0.85% [7]	0.85%	0.85%	0.89%	1.00% [6]
Ratio of net investment income to average net assets	1.92% [6]	1.66%	1.48%	2.15%	2.08%	1.36% [6]
Portfolio turnover rate	41% [5]	76%	68%	95%	77%	61% [8]

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Not annualized.
[6]	Annualized.
[7]	The ratio of operating expenses excluding interest expense was 0.85% for the year ended October 31, 2022.
[8]	Calculations represent portfolio turnover for the Portfolio for the period of November 13, 2017 through October 31, 2018.

See Notes to Financial Statements.
29

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Small Cap Equity Portfolio
	For the Period Ended April 30, 2023[2,3]	For the Year Ended October 31,				For the Period November 13, 2017[1] through October 31, 2018
		2022 [3]	2021 [3]	2020 [3]	2019 [3]
Net asset value, beginning of period	$13.13	$15.05	$ 9.55	$10.39	$10.25	$10.00
Income from investment operations:
Net investment income	0.08	0.14	0.07	0.06	0.05	0.05
Net realized and unrealized gain (loss) on investments	(0.52)	(0.57)	5.50	(0.82)	0.17	0.24
Total from investment operations	(0.44)	(0.43)	5.57	(0.76)	0.22	0.29
Distributions to shareholders from:
Net investment income	(0.06)	(0.15)	(0.07)	(0.08)	(0.08)	(0.04)
Net realized capital gains	(1.00)	(1.34)	—	—	—	—
Total distributions	(1.06)	(1.49)	(0.07)	(0.08)	(0.08)	(0.04)
Net asset value, end of period	$11.63	$13.13	$15.05	$ 9.55	$10.39	$10.25
Total return[4]	(3.48)% [5]	(2.97)%	58.45%	(7.37)%	2.19%	2.85% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$1,465	$1,521	$1,556	$ 982	$1,061	$1,074
Ratio of operating expenses before waiver/reimbursement to average net assets	3.11% [6]	3.49%	3.45%	4.63%	4.12%	6.48% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85% [6]	0.85%	0.85%	0.85%	0.90%	1.00% [6]
Ratio of net investment income to average net assets	1.23% [6]	1.03%	0.53%	0.65%	0.53%	0.44% [6]
Portfolio turnover rate	47% [5]	94%	84%	101%	133%	80% [7]

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Not annualized.
[6]	Annualized.
[7]	Calculations represent portfolio turnover for the Portfolio for the period of November 13, 2017 through October 31, 2018.

See Notes to Financial Statements.
30

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative International Equity Portfolio
	For the Period Ended April 30, 2023[1,2]	For the Year Ended October 31,
		2022 [2]	2021 [2]	2020 [2]	2019 [2]	2018
Net asset value, beginning of period	$ 12.27	$ 15.54	$ 12.05	$ 13.97	$ 13.26	$ 15.16
Income from investment operations:
Net investment income	0.17	0.42	0.36	0.26	0.39	0.29
Net realized and unrealized gain (loss) on investments	2.37	(3.15)	3.48	(1.79)	0.73	(1.90)
Total from investment operations	2.54	(2.73)	3.84	(1.53)	1.12	(1.61)
Distributions to shareholders from:
Net investment income	(0.09)	(0.54)	(0.35)	(0.37)	(0.41)	(0.29)
Net return of capital	—	—	—	(0.02)	—	—
Total distributions	(0.09)	(0.54)	(0.35)	(0.39)	(0.41)	(0.29)
Net asset value, end of period	$ 14.72	$ 12.27	$ 15.54	$ 12.05	$ 13.97	$ 13.26
Total return[3]	20.76% [4]	(17.89)%	31.96%	(11.10)%	8.60%	(10.80)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$24,099	$22,939	$41,069	$53,302	$205,629	$387,188
Ratio of operating expenses before waiver/reimbursement to average net assets	1.34% [5]	1.27%	1.19%	1.15%	1.10%	1.07%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00% [5,6]	1.00% [6]	1.00% [6]	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	2.42% [5]	2.93%	2.40%	1.99%	2.90%	1.90%
Portfolio turnover rate	38% [4]	91%	79%	76%	93%	78%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 1.00% for the period ended April 30, 2023 and 1.00% and 1.00% for the years ended October 31, 2022 and 2021, respectively.

See Notes to Financial Statements.
31

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Responsible ESG U.S. Equity Portfolio
	For the Period Ended April 30, 2023[1,2]	For the Year Ended October 31,
		2022 [2]	2021 [2]	2020 [2]	2019 [2]	2018 [2]
Net asset value, beginning of period	$ 16.10	$ 20.71	$ 14.26	$ 14.34	$ 14.12	$ 13.61
Income from investment operations:
Net investment income	0.10	0.18	0.14	0.15	0.16	0.11
Net realized and unrealized gain (loss) on investments	0.50	(2.86)	6.45	(0.02)	0.74	0.57
Total from investment operations	0.60	(2.68)	6.59	0.13	0.90	0.68
Distributions to shareholders from:
Net investment income	(0.09)	(0.17)	(0.14)	(0.15)	(0.17)	(0.11)
Net realized capital gains	(1.06)	(1.76)	—	(0.06)	(0.51)	(0.06)
Total distributions	(1.15)	(1.93)	(0.14)	(0.21)	(0.68)	(0.17)
Net asset value, end of period	$ 15.55	$ 16.10	$ 20.71	$ 14.26	$ 14.34	$ 14.12
Total return[3]	3.87% [4]	(14.02)%	46.31%	0.87%	6.78%	5.01%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$23,152	$23,923	$32,861	$22,342	$23,231	$21,746
Ratio of operating expenses before waiver/reimbursement to average net assets	1.23% [5]	1.02%	1.05%	1.05%	1.07%	1.09%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85% [5,6]	0.85% [6]	0.85%	0.85%	0.90%	1.00%
Ratio of net investment income to average net assets	1.22% [5]	1.02%	0.74%	1.02%	1.17%	0.87%
Portfolio turnover rate	47% [4]	101%	74%	88%	102%	61%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses excluding interest expense was 0.85% for the period ended April 30, 2023 and 0.85% for the year ended October 31, 2022.

See Notes to Financial Statements.
32

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Women in Leadership U.S. Equity Portfolio
	For the Period Ended April 30, 2023[1,2]	For the Year Ended October 31,
		2022 [2]	2021 [2]	2020 [2]	2019 [2]	2018 [2]
Net asset value, beginning of period	$ 13.70	$ 19.27	$ 13.52	$ 13.98	$ 13.34	$ 13.10
Income from investment operations:
Net investment income	0.09	0.19	0.18	0.16	0.15	0.12
Net realized and unrealized gain (loss) on investments	0.72	(2.33)	5.75	(0.47)	1.08	0.32
Total from investment operations	0.81	(2.14)	5.93	(0.31)	1.23	0.44
Distributions to shareholders from:
Net investment income	(0.09)	(0.19)	(0.18)	(0.15)	(0.15)	(0.11)
Net realized capital gains	(0.28)	(3.24)	—	—	(0.44)	(0.09)
Total distributions	(0.37)	(3.43)	(0.18)	(0.15)	(0.59)	(0.20)
Net asset value, end of period	$ 14.14	$ 13.70	$ 19.27	$ 13.52	$ 13.98	$ 13.34
Total return[3]	6.05% [4]	(13.15)%	43.94%	(2.15)%	9.75%	3.36%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$21,574	$22,172	$27,887	$21,678	$21,047	$18,974
Ratio of operating expenses before waiver/reimbursement to average net assets	1.23% [5]	1.05%	1.04%	1.08%	1.11%	1.11%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85% [5]	0.85% [6]	0.85% [6]	0.85%	0.90%	1.00%
Ratio of net investment income to average net assets	1.31% [5]	1.27%	1.01%	1.19%	1.14%	0.88%
Portfolio turnover rate	40% [4]	105%	81%	105%	89%	81%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.85% and 0.85% for the years ended October 31, 2022 and 2021, respectively.

See Notes to Financial Statements.
33

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Long/Short Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2023[1,2]	For The Year Ended October 31,
		2022 [1]	2021 [1]	2020 [1]	2019 [1]	2018 [1]
Net asset value, beginning of period	$ 14.06	$ 12.93	$ 11.05	$ 11.90	$ 12.55	$ 12.86
Income from investment operations:
Net investment income (loss)	0.14	(0.03)	(0.10)	(0.07)	0.11	0.03
Net realized and unrealized gain (loss) on investments	(0.08)	1.16	1.98	(0.77)	(0.65)	(0.34)
Total from investment operations	0.06	1.13	1.88	(0.84)	(0.54)	(0.31)
Distributions to shareholders from:
Net investment income	(0.09)	—	—	—	(0.11)	—
Net return of capital	—	—	—	(0.01)	—	—
Total distributions	(0.09)	—	—	(0.01)	(0.11)	—
Net asset value, end of period	$ 14.03	$ 14.06	$ 12.93	$ 11.05	$ 11.90	$ 12.55
Total return[3]	0.50% [4]	8.74% [5]	17.01%	(7.07)%	(4.33)%	(2.41)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$43,716	$48,370	$56,002	$96,702	$247,209	$333,806
Ratio of operating expenses before waiver/reimbursement to average net assets	3.08% [6]	2.76%	2.88%	2.99%	2.78%	2.61%
Ratio of operating expenses after waiver/reimbursement to average net assets[7]	2.57% [6]	2.36%	2.51%	2.63%	2.43%	2.26%
Ratio of net investment income (loss) to average net assets	2.05% [6]	(0.25)%	(0.78)%	(0.59)%	0.91%	0.24%
Portfolio turnover rate[8,9]	51% [4]	118%	115%	133%	108%	84%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Unaudited.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[6]	Annualized.
[7]	The ratio of operating expenses after waiver/reimbursement excluding interest expense, dividends on securities sold short and flex fees was 1.25% for the period ended April 30, 2023 and 1.25%, 1.25%, 1.25%, 1.21% and 1.15% for the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.
[8]	Portfolio turnover is calculated at the fund level.
[9]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
34

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Long/Short Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2023[2,3]	For The Year Ended October 31,			For the Period September 13, 2019[1] through October 31, 2019[2]
		2022 [2]	2021 [2]	2020 [2]
Net asset value, beginning of period	$14.13	$12.97	$11.07	$11.89	$12.00
Income from investment operations:
Net investment income (loss)	0.16	—	(0.03)	(0.10)	0.01
Net realized and unrealized gain (loss) on investments	(0.08)	1.16	1.93	(0.71)	(0.08)
Total from investment operations	0.08	1.16	1.90	(0.81)	(0.07)
Distributions to shareholders from:
Net investment income	(0.10)	—	—	—	(0.04)
Net return of capital	—	—	—	(0.01)	—
Total distributions	(0.10)	—	—	(0.01)	(0.04)
Net asset value, end of period	$14.11	$14.13	$12.97	$11.07	$11.89
Total return[4]	0.54% [5]	8.94% [6]	17.16% [6]	(6.78)%	(0.62)% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$8,271	$8,571	$7,255	$ 311	$ 16
Ratio of operating expenses before waiver/reimbursement to average net assets	2.87% [7]	2.57%	3.88%	2.59%	2.36% [7]
Ratio of operating expenses after waiver/reimbursement to average net assets[8]	2.37% [7]	2.17%	3.52%	2.23%	2.01% [7]
Ratio of net investment income (loss) to average net assets	2.26% [7]	(0.01)%	(0.27)%	(0.89)%	0.36% [7]
Portfolio turnover rate[9,10]	51% [5]	118%	115%	133%	108%

[1]	Shareholder activity commenced on September 13, 2019.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Unaudited.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Not annualized.
[6]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[7]	Annualized.
[8]	The ratio of operating expenses after waiver/reimbursement excluding interest expense, dividends on securities sold short and flex fees was 1.05% for the period ended April 30, 2023 and 1.05%, 1.05% and 1.05% for the years ended October 31, 2022, 2021, 2020, respectively, and 1.01% for the period ended October 31, 2019.
[9]	Portfolio turnover is calculated at the fund level.
[10]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
35

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Total Market Equity Portfolio
	For the Period Ended April 30, 2023[1,2]	For the Year Ended October 31,
		2022 [2]	2021 [2]	2020 [2]	2019 [2]	2018
Net asset value, beginning of period	$ 17.81	$ 22.90	$ 15.34	$ 17.88	$ 18.85	$ 18.88
Income from investment operations:
Net investment income	0.05	0.07	0.03	0.07	0.11	0.07
Net realized and unrealized gain (loss) on investments	0.11	(1.57)	9.45	(1.52)	0.49	0.51
Total from investment operations	0.16	(1.50)	9.48	(1.45)	0.60	0.58
Distributions to shareholders from:
Net investment income	(0.04)	(0.08)	(0.03)	(0.11)	(0.11)	(0.06)
Net realized capital gains	—	(3.51)	(1.89)	(0.98)	(1.46)	(0.55)
Total distributions	(0.04)	(3.59)	(1.92)	(1.09)	(1.57)	(0.61)
Net asset value, end of period	$ 17.93	$ 17.81	$ 22.90	$ 15.34	$ 17.88	$ 18.85
Total return[3]	0.89% [4]	(7.76)%	66.37%	(8.82)%	4.11%	3.01%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$41,679	$43,836	$35,961	$28,447	$67,923	$90,610
Ratio of operating expenses before waiver/reimbursement to average net assets	2.50% [5]	2.36%	2.23%	2.56%	2.48%	2.31%
Ratio of operating expenses after waiver/reimbursement to average net assets[6]	2.05% [5]	1.99%	1.83%	2.06%	2.07%	1.96%
Ratio of net investment income to average net assets	0.61% [5]	0.39%	0.15%	0.45%	0.60%	0.37%
Portfolio turnover rate[7]	42% [4]	95%	71%	98%	92%	82%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expense, dividends on securities sold short and flex fees was 1.25% for the period ended April 30, 2023 and 1.25%, 1.25%, 1.25%, 1.25% and 1.25% for the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.
[7]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.
See Notes to Financial Statements.
36

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Strategic Equity Portfolio
	For the Period Ended April 30, 2023[1,2]	For the Year Ended October 31,
		2022 [2]	2021 [2]	2020 [2]	2019 [2]	2018
Net asset value, beginning of period	$ 27.45	$ 35.56	$ 26.43	$ 27.22	$ 24.30	$ 24.90
Income from investment operations:
Net investment income	0.07	0.12	0.12	0.21	0.23	0.20
Net realized and unrealized gain (loss) on investments	2.39	(4.56)	10.73	(0.25)	3.22	1.07
Total from investment operations	2.46	(4.44)	10.85	(0.04)	3.45	1.27
Distributions to shareholders from:
Net investment income	(0.08)	(0.12)	(0.13)	(0.22)	(0.23)	(0.20)
Net realized capital gains	(2.04)	(3.55)	(1.59)	(0.53)	(0.30)	(1.67)
Total distributions	(2.12)	(3.67)	(1.72)	(0.75)	(0.53)	(1.87)
Net asset value, end of period	$ 27.79	$ 27.45	$ 35.56	$ 26.43	$ 27.22	$ 24.30
Total return	9.47% [3]	(13.95)%	42.57%	(0.18)%	14.51%	5.14%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$183,958	$191,646	$268,648	$219,447	$269,033	$226,032
Ratio of operating expenses to average net assets	0.87% [4,5]	0.85% [4]	0.85%	0.86%	0.84%	0.83%
Ratio of net investment income to average net assets	0.54% [5]	0.39%	0.38%	0.79%	0.89%	0.79%
Portfolio turnover rate	5% [3]	20%	14%	19%	19%	6%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	The ratio of operating expenses excluding interest expense was 0.87% for the period ended April 30, 2023 and 0.85% for the year ended October 31, 2022.
[5]	Annualized.

See Notes to Financial Statements.
37

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Small Cap Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2023[1,2]	For The Year Ended October 31,
		2022 [1]	2021 [1]	2020 [1]	2019 [1]	2018
Net asset value, beginning of period	$ 33.04	$ 37.06	$ 23.23	$ 23.66	$ 28.82	$ 32.13
Income from investment operations:
Net investment income	0.14	0.12	—	0.02	0.05	0.02
Net realized and unrealized gain (loss) on investments	0.39	(2.47)	13.87	(0.41)	(1.04)	(0.10)
Total from investment operations	0.53	(2.35)	13.87	(0.39)	(0.99)	(0.08)
Distributions to shareholders from:
Net investment income	(0.10)	(0.11)	(0.04)	(0.04)	(0.07)	(0.02)
Net realized capital gains	(3.55)	(1.56)	—	—	(4.09)	(3.21)
Net return of capital	—	—	—	(0.00) [3]	(0.01)	—
Total distributions	(3.65)	(1.67)	(0.04)	(0.04)	(4.17)	(3.23)
Net asset value, end of period	$ 29.92	$ 33.04	$ 37.06	$ 23.23	$ 23.66	$ 28.82
Total return	1.88% [4]	(6.59)%	59.75%	(1.63)%	(2.61)%	(0.58)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$444,750	$468,157	$530,401	$403,309	$761,813	$1,390,136
Ratio of operating expenses to average net assets	0.94% [5,6]	0.93% [5]	0.92% [5]	0.94%	0.93%	0.90%
Ratio of net investment income to average net assets	0.91% [6]	0.35%	0.01%	0.11%	0.21%	0.07%
Portfolio turnover rate[7]	10% [4]	28%	41%	36%	54%	44%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Unaudited.
[3]	Amount rounds to less than $0.01 per share.
[4]	Not annualized.
[5]	The ratio of operating expenses excluding interest expense was 0.94% for the period ended April 30, 2023 and 0.93% and 0.92% for the years ended October 31, 2022 and 2021, respectively.
[6]	Annualized.
[7]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
38

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Small Cap Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2023[1,2]	For The Year Ended October 31,
		2022 [2]	2021 [2]	2020 [2]	2019 [2]	2018
Net asset value, beginning of period	$ 35.13	$ 39.29	$ 24.61	$ 25.07	$ 30.25	$ 33.54
Income from investment operations:
Net investment income	0.18	0.20	0.08	0.07	0.10	0.09
Net realized and unrealized gain (loss) on investments	0.42	(2.62)	14.68	(0.44)	(1.06)	(0.10)
Total from investment operations	0.60	(2.42)	14.76	(0.37)	(0.96)	(0.01)
Distributions to shareholders from:
Net investment income	(0.14)	(0.18)	(0.08)	(0.09)	(0.12)	(0.07)
Net realized capital gains	(3.55)	(1.56)	—	—	(4.09)	(3.21)
Net return of capital	—	—	—	(0.00) [3]	(0.01)	—
Total distributions	(3.69)	(1.74)	(0.08)	(0.09)	(4.22)	(3.28)
Net asset value, end of period	$ 32.04	$ 35.13	$ 39.29	$ 24.61	$ 25.07	$ 30.25
Total return	1.95% [4]	(6.39)%	60.04%	(1.44)%	(2.38)%	(0.36)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$565,602	$642,649	$944,442	$836,015	$1,279,693	$2,131,461
Ratio of operating expenses to average net assets	0.74% [5,6]	0.73% [5]	0.72% [5]	0.74%	0.73%	0.70%
Ratio of net investment income to average net assets	1.12% [6]	0.54%	0.22%	0.29%	0.39%	0.27%
Portfolio turnover rate[7]	10% [4]	28%	41%	36%	54%	44%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Not annualized.
[5]	The ratio of operating expenses excluding interest expense was 0.74% for the period ended April 30, 2023 and 0.73% and 0.72% for the years ended October 31, 2022 and 2021, respectively .
[6]	Annualized.
[7]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
39

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Equity Income Portfolio
	For the Period Ended April 30, 2023[1,2]	For the Year Ended October 31,
		2022 [2]	2021 [2]	2020 [2]	2019 [2]	2018
Net asset value, beginning of period	$ 14.58	$ 15.92	$ 11.88	$ 12.22	$ 11.15	$ 11.06
Income from investment operations:
Net investment income	0.12	0.23	0.22	0.26	0.25	0.22
Net realized and unrealized gain (loss) on investments	0.51	(0.63)	4.05	(0.32)	1.33	0.09
Total from investment operations	0.63	(0.40)	4.27	(0.06)	1.58	0.31
Distributions to shareholders from:
Net investment income	(0.12)	(0.23)	(0.23)	(0.28)	(0.25)	(0.22)
Net realized capital gains	(0.42)	(0.71)	—	—	(0.26)	(0.00) [3]
Total distributions	(0.54)	(0.94)	(0.23)	(0.28)	(0.51)	(0.22)
Net asset value, end of period	$ 14.67	$ 14.58	$ 15.92	$ 11.88	$ 12.22	$ 11.15
Total return[4]	4.32% [5]	(2.70)%	36.12%	(0.38)%	14.69%	2.79%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$20,733	$21,902	$22,296	$18,560	$23,900	$18,536
Ratio of operating expenses before waiver/reimbursement to average net assets	1.01% [6]	0.97%	1.10%	1.04% [7]	1.01%	1.11%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.86% [6,8]	0.85%	0.85%	0.85% [7]	0.85%	0.85%
Ratio of net investment income to average net assets	1.63% [6]	1.57%	1.53%	2.21% [7]	2.19%	2.02%
Portfolio turnover rate	14% [5]	15%	27%	63%	39%	29%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Not annualized.
[6]	Annualized.
[7]	This ratio does not include the expenses for any exchange-traded funds held in the Portfolio.
[8]	The ratio of operating expenses excluding interest expense was 0.85% for the period ended April 30, 2023.

See Notes to Financial Statements.
40

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Secured Options Portfolio Advisor Shares
	For the Period Ended April 30, 2023[1,2]	For The Year Ended October 31,
		2022 [2]	2021 [2]	2020 [2]	2019 [2]	2018
Net asset value, beginning of period	$ 11.58	$ 14.83	$ 11.67	$ 13.01	$ 12.30	$ 12.75
Income from investment operations:
Net investment income (loss)	(0.01)	(0.07)	(0.11)	(0.07)	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments	1.15	(1.40)	3.27	(0.34)	1.04	0.40
Total from investment operations	1.14	(1.47)	3.16	(0.41)	1.00	0.34
Distributions to shareholders from:
Net realized capital gains	—	(1.78)	—	(0.93)	(0.29)	(0.79)
Total distributions	—	(1.78)	—	(0.93)	(0.29)	(0.79)
Net asset value, end of period	$ 12.72	$ 11.58	$ 14.83	$ 11.67	$ 13.01	$ 12.30
Total return	9.84% [3]	(11.29)%	27.08%	(3.50)%	8.43%	2.81%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$58,969	$70,447	$90,143	$95,701	$268,478	$445,946
Ratio of operating expenses to average net assets[4]	0.87% [5,6]	0.85%	0.86%	0.88%	0.87% [6]	0.84%
Ratio of net investment income (loss) to average net assets[4]	(0.11)% [5]	(0.55)%	(0.77)%	(0.59)%	(0.34)%	(0.50)%
Portfolio turnover rate[7,8]	—% [3]	—%	—%	—%	—%	—%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	This ratio does not include the expenses for any exchange-traded funds held in the Portfolio.
[5]	Annualized.
[6]	The ratio of operating expenses excluding interest expense was 0.87% for the period ended April 30, 2023 and 0.86% for the year ended October 31, 2019.
[7]	Portfolio turnover is calculated at the fund level.
[8]	All trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
41

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Secured Options Portfolio Institutional Shares
	For the Period Ended April 30, 2023[1,2]	For The Year Ended October 31,
		2022 [2]	2021 [2]	2020 [2]	2019 [2]	2018 [2]
Net asset value, beginning of period	$ 11.74	$ 14.99	$ 11.77	$ 13.09	$ 12.34	$ 12.77
Income from investment operations:
Net investment income (loss)	0.01	(0.04)	(0.08)	(0.05)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	1.16	(1.43)	3.30	(0.34)	1.06	0.40
Total from investment operations	1.17	(1.47)	3.22	(0.39)	1.04	0.36
Distributions to shareholders from:
Net realized capital gains	—	(1.78)	—	(0.93)	(0.29)	(0.79)
Total distributions	—	(1.78)	—	(0.93)	(0.29)	(0.79)
Net asset value, end of period	$ 12.91	$ 11.74	$ 14.99	$ 11.77	$ 13.09	$ 12.34
Total return	9.97% [3]	(11.16)%	27.36%	(3.31)%	8.73%	2.97%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$460,039	$431,137	$341,245	$354,674	$409,829	$396,523
Ratio of operating expenses to average net assets[4]	0.67% [5,6]	0.65%	0.66%	0.68%	0.67% [6]	0.64%
Ratio of net investment income (loss) to average net assets[4]	0.10% [5]	(0.32)%	(0.57)%	(0.44)%	(0.14)%	(0.30)%
Portfolio turnover rate[7,8]	—% [3]	—%	—%	—%	—%	—%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	This ratio does not include the expenses for any exchange-traded funds held in the Portfolio.
[5]	Annualized.
[6]	The ratio of operating expenses excluding interest expense was 0.67% for the period ended April 30,2023 and 0.66% for the year ended October 31, 2019.
[7]	Portfolio turnover is calculated at the fund level.
[8]	All trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
42

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Global Secured Options Portfolio
	For the Period Ended April 30, 2023[1,2]	For the Year Ended October 31,
		2022 [2]	2021 [2]	2020 [2,3]	2019 [2,3]	2018 [2,3]
Net asset value, beginning of period	$ 4.25	$ 5.64	$ 4.84	$ 4.90	$104.10	$105.80
Income from investment operations:
Net investment income (loss)	0.01	(0.02)	(0.05)	(0.04)	0.02	0.10
Net realized and unrealized gain (loss) on investments	0.59	(0.64)	1.07	(0.02)	(5.71)	(0.90)
Total from investment operations	0.60	(0.66)	1.02	(0.06)	(5.69)	(0.80)
Distributions to shareholders from:
Net investment income	—	—	—	(0.00) [4]	(0.01)	(0.90)
Net realized capital gains	—	(0.73)	(0.22)	—	(93.50)	—
Total distributions	—	(0.73)	(0.22)	(0.00) [4]	(93.51)	(0.90)
Net asset value, end of period	$ 4.85	$ 4.25	$ 5.64	$ 4.84	$ 4.90	$104.10
Total return	14.12% [5,6]	(13.35)% [6]	21.59% [6]	(1.07)% [6]	8.56% [6]	(0.76)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$22,446	$20,062	$17,152	$9,648	$ 1,220	$ 2,510
Ratio of operating expenses to average net assets[7]	—%	—%	—%	—%	—%	1.17% [8]
Ratio of operating expenses before waiver/reimbursement to average net assets[7]	1.25% [9]	1.22%	1.30%	2.13%	9.76%	—%
Ratio of operating expenses after waiver/reimbursement to average net assets[7]	1.00% [8,9]	1.00% [8]	1.00%	1.00%	1.63% [8]	—%
Ratio of net investment income to average net assets[7]	0.26% [9]	(0.46)%	(0.96)%	(0.83)%	0.32%	0.08%
Portfolio turnover rate	13% [5]	152%	—% [10]	995%	685%	224%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Board authorized a 1-for-10 reverse share split for the Global Secured Options Portfolio effective after the close of trading on March 16, 2020. The impact of the reverse share split was to decrease the number of shares outstanding by a factor of ten, while increasing the NAV of shares outstanding by a factor of ten, resulting in no effect to the net assets of the Portfolio. The financial statements for the Portfolio have been adjusted to reflect the reverse share split.
[4]	Amount rounds to less than $0.01 per share.
[5]	Not annualized.
[6]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[7]	This ratio does not include the expenses for any exchange-traded funds held in the Portfolio.
[8]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 1.00% for the period ended April 30, 2023 and 1.00% for the year ended October 31, 2022 and the ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short and interest expense was 1.62% and 1.11% for the years ended October 31, 2019 and 2018, respectively.
[9]	Annualized.
[10]	All trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
43

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Core Fixed Income Portfolio
	For the Period Ended April 30, 2023[1,2]	For the Year Ended October 31,
		2022 [2]	2021 [2]	2020 [2]	2019 [2]	2018
Net asset value, beginning of period	$ 9.16	$ 11.11	$ 11.71	$ 11.31	$ 10.49	$ 11.04
Income from investment operations:
Net investment income	0.11	0.18	0.14	0.21	0.25	0.25
Net realized and unrealized gain (loss) on investments	0.48	(1.92)	(0.36)	0.44	0.83	(0.50)
Total from investment operations	0.59	(1.74)	(0.22)	0.65	1.08	(0.25)
Distributions to shareholders from:
Net investment income	(0.12)	(0.21)	(0.20)	(0.25)	(0.26)	(0.26)
Net realized capital gains	—	(0.00) [3]	(0.18)	—	—	(0.04)
Total distributions	(0.12)	(0.21)	(0.38)	(0.25)	(0.26)	(0.30)
Net asset value, end of period	$ 9.63	$ 9.16	$ 11.11	$ 11.71	$ 11.31	$ 10.49
Total return	6.45% [4]	(15.80)%	(1.91)%	5.82%	10.46%	(2.32)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$340,608	$319,773	$424,512	$436,975	$505,603	$485,201
Ratio of operating expenses to average net assets	0.55% [5]	0.54%	0.54%	0.54%	0.53%	0.52%
Ratio of net investment income to average net assets	2.39%	1.72%	1.27%	1.78%	2.30%	2.24%
Portfolio turnover rate	7% [4]	28%	24%	52%	36%	29%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Not annualized.
[5]	Annualized.

See Notes to Financial Statements.
44

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Short Term Tax Aware Fixed Income Portfolio
	For the Period Ended April 30, 2023[1,2]	For the Year Ended October 31,
		2022 [1]	2021 [1]	2020 [1]	2019 [1]	2018
Net asset value, beginning of period	$ 9.67	$ 10.09	$ 10.16	$ 10.07	$ 9.90	$ 9.98
Income from investment operations:
Net investment income	0.08	0.08	0.08	0.11	0.13	0.09
Net realized and unrealized gain (loss) on investments	0.15	(0.42)	(0.06)	0.09	0.17	(0.08)
Total from investment operations	0.23	(0.34)	0.02	0.20	0.30	0.01
Distributions to shareholders from:
Net investment income	(0.08)	(0.08)	(0.09)	(0.11)	(0.13)	(0.09)
Total distributions	(0.08)	(0.08)	(0.09)	(0.11)	(0.13)	(0.09)
Net asset value, end of period	$ 9.82	$ 9.67	$ 10.09	$ 10.16	$ 10.07	$ 9.90
Total return[3]	2.35% [4]	(3.40)%	0.15%	1.96%	3.03%	0.10%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$43,017	$56,963	$56,284	$53,525	$50,939	$26,294
Ratio of operating expenses before waiver/reimbursement to average net assets	0.67% [5]	0.62% [6]	0.64% [6]	0.63% [6]	0.66% [6]	0.61% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.55% [5,7]	0.55% [6,7]	0.55% [6,7]	0.55% [6]	0.55% [6]	0.55% [6]
Ratio of net investment income to average net assets	1.57% [5]	0.84%	0.77%	1.08%	1.33%	0.92%
Portfolio turnover rate	25% [4]	56%	25%	59%	25%	19%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Unaudited.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	This ratio does not include the expenses for any exchange-traded funds and registered investment companies held in the Portfolio.
[7]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.55% for the period ended April 30, 2023 and 0.55% and 0.55% for the years ended October 31, 2022 and 2021, respectively.

See Notes to Financial Statements.
45

The Glenmede Fund, Inc.

Financial Highlights — (Concluded)
For a share outstanding throughout each year
	High Yield Municipal Portfolio
	For the Period Ended April 30, 2023[1,2]	For the Year Ended October 31,
		2022 [2]	2021 [2]	2020 [2]	2019 [2]	2018
Net asset value, beginning of period	$ 8.94	$ 11.09	$ 10.65	$ 10.84	$ 10.16	$ 10.35
Income from investment operations:
Net investment income	0.16	0.28	0.27	0.30	0.31	0.30
Net realized and unrealized gain (loss) on investments	0.51	(2.06)	0.44	(0.19)	0.68	(0.19)
Total from investment operations	0.67	(1.78)	0.71	0.11	0.99	0.11
Distributions to shareholders from:
Net investment income	(0.18)	(0.29)	(0.27)	(0.30)	(0.31)	(0.30)
Net realized capital gains	—	(0.08)	(0.00) [3]	—	—	—
Total distributions	(0.18)	(0.37)	(0.27)	(0.30)	(0.31)	(0.30)
Net asset value, end of period	$ 9.43	$ 8.94	$ 11.09	$ 10.65	$ 10.84	$ 10.16
Total return	7.39% [4]	(16.42)% [5]	6.68% [5]	1.09% [5]	9.90% [5]	1.04%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$197,105	$156,810	$282,512	$232,783	$215,419	$192,319
Ratio of operating expenses to average net assets	0.92% [6,7]	—%	—%	—%	—%	0.99%
Ratio of operating expenses before waiver/reimbursement to average net assets	—%	0.98%	1.01%	1.02%	1.00%	—%
Ratio of operating expenses after waiver/reimbursement to average net assets	—%	0.96% [8,9]	1.00%	1.00%	1.00%	—%
Ratio of net investment income to average net assets	3.47% [7]	2.76%	2.40%	2.85%	2.95%	2.90%
Portfolio turnover rate	6% [4]	28%	19%	28%	27%	44%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Not annualized.
[5]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[6]	The ratio of operating expenses excluding interest expense was 0.92% for the period ended April 30, 2023.
[7]	Annualized.
[8]	Effective May 9, 2022, the management fee payable to the Advisor was reduced from 0.65% to 0.57% of the Portfolio’s average daily net assets. See Note 3.
[9]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.95% for the year ended October 31, 2022.
See Notes to Financial Statements.
46

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.8%
	Air Freight & Logistics — 1.3%
59,125	United Parcel Service, Inc. Class B	$ 10,631,266
	Automobile Components — 1.3%
220,826	BorgWarner, Inc.	10,628,355
	Automobiles — 1.2%
204,406	General Motors Co.	6,753,574
93,967	Harley-Davidson, Inc.	3,486,176
		10,239,750
	Banks — 2.5%
241,911	Citizens Financial Group, Inc.	7,484,726
718,127	Regions Financial Corp.	13,112,999
		20,597,725
	Beverages — 1.1%
146,395	Coca-Cola Co.	9,391,239
	Biotechnology — 4.7%
54,821	Amgen, Inc.	13,142,786
35,134	Biogen, Inc.[1]	10,688,817
83,122	Gilead Sciences, Inc.	6,833,460
23,114	Vertex Pharmaceuticals, Inc.[1]	7,875,633
		38,540,696
	Broadline Retail — 1.1%
192,224	eBay, Inc.	8,924,960
	Building Products — 1.8%
250,298	Carrier Global Corp.	10,467,462
44,613	Owens Corning	4,765,115
		15,232,577
	Capital Markets — 3.4%
58,912	CME Group, Inc.	10,944,082
48,605	Evercore, Inc. Class A	5,544,372
54,115	Northern Trust Corp.	4,229,629
97,086	State Street Corp.	7,015,434
		27,733,517
	Chemicals — 0.5%
44,983	LyondellBasell Industries NV Class A	4,255,842
	Commercial Services & Supplies — 0.6%
31,435	Clean Harbors, Inc.[1]	4,563,105
	Communications Equipment — 3.7%
94,351	Arista Networks, Inc.[1]	15,111,256
240,792	Cisco Systems, Inc.	11,377,422
137,770	Juniper Networks, Inc.	4,153,766
		30,642,444
	Consumer Finance — 0.7%
61,391	Capital One Financial Corp.	5,973,344
	Consumer Staples Distribution & Retail — 1.8%
19,627	Casey’s General Stores, Inc.	4,491,050
219,036	Kroger Co.	10,651,721
		15,142,771
	Containers & Packaging — 0.7%
220,163	Graphic Packaging Holding Co.	5,429,220
See Notes to Financial Statements.
47

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Distributors — 2.5%
75,699	Genuine Parts Co.	$ 12,740,899
133,041	LKQ Corp.	7,680,457
		20,421,356
	Diversified Consumer Services — 0.7%
82,486	Service Corp. International	5,789,692
	Diversified Telecommunication Services — 1.5%
170,099	AT&T, Inc.	3,005,649
252,120	Verizon Communications, Inc.	9,789,820
		12,795,469
	Electric Utilities — 0.4%
35,923	American Electric Power Co., Inc.	3,320,004
	Electrical Equipment — 0.9%
51,285	AMETEK, Inc.	7,073,740
	Electronic Equipment, Instruments & Components — 1.3%
70,917	Jabil, Inc.	5,542,164
37,832	Keysight Technologies, Inc.[1]	5,472,020
		11,014,184
	Energy Equipment & Services — 1.1%
322,277	Baker Hughes Co. Class A	9,423,379
	Financial Services — 3.5%
286,907	Equitable Holdings, Inc.	7,456,713
37,516	Fiserv, Inc.[1]	4,581,454
39,627	FleetCor Technologies, Inc.[1]	8,477,008
18,803	Visa, Inc. Class A	4,376,022
387,720	Western Union Co.	4,237,780
		29,128,977
	Food Products — 1.9%
181,338	General Mills, Inc.	16,071,987
	Ground Transportation — 1.2%
311,958	CSX Corp.	9,558,393
	Health Care Providers & Services — 6.3%
64,060	Centene Corp.[1]	4,415,656
36,458	Cigna Group	9,234,447
107,690	CVS Health Corp.	7,894,754
28,142	Elevance Health, Inc.	13,188,748
14,493	Humana, Inc.	7,688,391
15,484	McKesson Corp.	5,639,892
8,276	UnitedHealth Group, Inc.	4,072,537
		52,134,425
	Hotels, Restaurants & Leisure — 1.1%
3,422	Booking Holdings, Inc.[1]	9,192,553
	Household Durables — 0.6%
44,845	Lennar Corp. Class A	5,058,964
	Household Products — 1.2%
62,296	Procter & Gamble Co.	9,741,848
	Independent Power & Renewable Electricity Producers — 1.3%
278,124	AES Corp.	6,580,414
See Notes to Financial Statements.
48

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Independent Power & Renewable Electricity Producers — (Continued)
176,192	Vistra Corp.	$ 4,203,941
		10,784,355
	Insurance — 1.4%
143,084	American International Group, Inc.	7,589,175
95,760	Unum Group	4,041,072
		11,630,247
	Interactive Media & Services — 1.9%
91,600	Alphabet, Inc. Class A1	9,832,344
23,347	Meta Platforms, Inc. Class A1	5,610,751
		15,443,095
	IT Services — 2.8%
108,888	Akamai Technologies, Inc.[1]	8,925,549
94,782	Amdocs Ltd.	8,648,858
75,077	Okta, Inc.[1]	5,145,027
		22,719,434
	Life Sciences Tools & Services — 0.8%
49,863	Agilent Technologies, Inc.	6,752,946
	Machinery — 2.8%
61,544	PACCAR, Inc.	4,596,721
40,487	Parker-Hannifin Corp.	13,153,417
21,500	Snap-on, Inc.	5,577,315
		23,327,453
	Media — 5.7%
418,876	Comcast Corp. Class A	17,328,900
187,273	Fox Corp. Class A	6,228,700
239,549	Interpublic Group of Cos., Inc.	8,559,086
169,383	Omnicom Group, Inc.	15,341,018
		47,457,704
	Metals & Mining — 2.7%
92,668	Nucor Corp.	13,731,544
33,341	Reliance Steel & Aluminum Co.	8,261,900
		21,993,444
	Multi-Utilities — 1.0%
300,486	NiSource, Inc.	8,551,832
	Oil, Gas & Consumable Fuels — 3.9%
38,576	ConocoPhillips	3,969,085
126,966	Marathon Petroleum Corp.	15,489,852
127,458	Phillips 66	12,618,342
		32,077,279
	Pharmaceuticals — 2.8%
150,991	Bristol-Myers Squibb Co.	10,081,669
77,428	Merck & Co., Inc.	8,940,611
101,552	Pfizer, Inc.	3,949,358
		22,971,638
	Real Estate Management & Development — 0.6%
60,139	CBRE Group, Inc. Class A1	4,610,256
	Semiconductors & Semiconductor Equipment — 5.3%
49,035	Advanced Micro Devices, Inc.[1]	4,382,258
See Notes to Financial Statements.
49

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
82,114	Cirrus Logic, Inc.[1]	$ 7,044,560
29,628	KLA Corp.	11,452,407
216,439	ON Semiconductor Corp.[1]	15,574,950
62,109	Qorvo, Inc.[1]	5,718,997
		44,173,172
	Software — 6.8%
33,375	Adobe, Inc.[1]	12,601,065
150,707	DocuSign, Inc.[1]	7,450,954
534,125	Dropbox, Inc. Class A1	10,864,103
218,385	Fortinet, Inc.[1]	13,769,174
30,984	Synopsys, Inc.[1]	11,504,979
		56,190,275
	Specialized REITs — 2.5%
13,269	Equinix, Inc.	9,607,818
36,452	Public Storage	10,747,143
		20,354,961
	Specialty Retail — 1.7%
25,715	Ulta Beauty, Inc.[1]	14,180,022
	Technology Hardware, Storage & Peripherals — 3.1%
817,855	Hewlett Packard Enterprise Co.	11,711,684
224,602	HP, Inc.	6,672,925
316,854	Pure Storage, Inc. Class A1	7,233,777
		25,618,386
	Textiles, Apparel & Luxury Goods — 0.8%
163,331	Tapestry, Inc.	6,665,538
	Tobacco — 1.3%
91,478	Altria Group, Inc.	4,346,120
65,571	Philip Morris International, Inc.	6,555,133
		10,901,253
	TOTAL COMMON STOCKS (Cost $677,183,722)	825,055,072
Face Amount
REPURCHASE AGREEMENT* — 0.2%
$1,523,744	With Fixed Income Clearing Corp., dated 4/28/23, 1.44%, principal and interest in the amount of $1,523,927, due 5/1/23, (collateralized by a U.S. Treasury Note with a par value of $1,555,900, coupon rate of 4.375%, due 10/31/2024, market value of $1,554,259)	1,523,744
	TOTAL REPURCHASE AGREEMENT (Cost $1,523,744)	1,523,744
TOTAL INVESTMENTS (Cost $678,707,466)	100.0%	$826,578,816
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(350,806)
NET ASSETS	100.0%	$826,228,010

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
50

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2023 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2023, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Software	6.8%	$ 56,190,275
Health Care Providers & Services	6.3	52,134,425
Media	5.7	47,457,704
Semiconductors & Semiconductor Equipment	5.3	44,173,172
Biotechnology	4.7	38,540,696
Oil, Gas & Consumable Fuels	3.9	32,077,279
Communications Equipment	3.7	30,642,444
Financial Services	3.5	29,128,977
Capital Markets	3.4	27,733,517
Technology Hardware, Storage & Peripherals	3.1	25,618,386
Machinery	2.8	23,327,453
Pharmaceuticals	2.8	22,971,638
IT Services	2.8	22,719,434
Metals & Mining	2.7	21,993,444
Banks	2.5	20,597,725
Distributors	2.5	20,421,356
Specialized REITs	2.5	20,354,961
Food Products	1.9	16,071,987
Interactive Media & Services	1.9	15,443,095
Building Products	1.8	15,232,577
Consumer Staples Distribution & Retail	1.8	15,142,771
Specialty Retail	1.7	14,180,022
Diversified Telecommunication Services	1.5	12,795,469
Insurance	1.4	11,630,247
Electronic Equipment, Instruments & Components	1.3	11,014,184
Tobacco	1.3	10,901,253
Independent Power & Renewable Electricity Producers	1.3	10,784,355
Air Freight & Logistics	1.3	10,631,266
Automobile Components	1.3	10,628,355
Automobiles	1.2	10,239,750
Household Products	1.2	9,741,848
Ground Transportation	1.2	9,558,393
Energy Equipment & Services	1.1	9,423,379
Beverages	1.1	9,391,239
Hotels, Restaurants & Leisure	1.1	9,192,553
Broadline Retail	1.1	8,924,960
Multi-Utilities	1.0	8,551,832
Electrical Equipment	0.9	7,073,740
Life Sciences Tools & Services	0.8	6,752,946
Textiles, Apparel & Luxury Goods	0.8	6,665,538
Consumer Finance	0.7	5,973,344
Diversified Consumer Services	0.7	5,789,692
Containers & Packaging	0.7	5,429,220
Household Durables	0.6	5,058,964
Real Estate Management & Development	0.6	4,610,256
Commercial Services & Supplies	0.6	4,563,105
Chemicals	0.5	4,255,842
Electric Utilities	0.4	3,320,004
TOTAL COMMON STOCKS	99.8%	$825,055,072
REPURCHASE AGREEMENT	0.2	1,523,744
TOTAL INVESTMENTS	100.0%	$826,578,816
See Notes to Financial Statements.
51

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.9%
	Air Freight & Logistics — 1.9%
343,663	Expeditors International of Washington, Inc.	$ 39,122,596
	Beverages — 2.2%
702,765	Coca-Cola Co.	45,082,375
	Biotechnology — 6.0%
79,627	Amgen, Inc.	19,089,777
72,589	Regeneron Pharmaceuticals, Inc.[1]	58,201,134
136,576	Vertex Pharmaceuticals, Inc.[1]	46,535,541
		123,826,452
	Building Products — 1.3%
139,872	Trane Technologies PLC	25,989,616
	Capital Markets — 1.1%
99,989	Intercontinental Exchange, Inc.	10,891,802
138,782	Raymond James Financial, Inc.	12,563,934
		23,455,736
	Chemicals — 1.7%
128,259	CF Industries Holdings, Inc.	9,180,779
611,028	Mosaic Co.	26,182,550
		35,363,329
	Communications Equipment — 3.0%
386,900	Arista Networks, Inc.[1]	61,965,904
	Consumer Staples Distribution & Retail — 1.6%
283,905	BJ’s Wholesale Club Holdings, Inc.[1]	21,681,825
48,715	Dollar General Corp.	10,788,424
		32,470,249
	Containers & Packaging — 0.5%
421,869	Graphic Packaging Holding Co.	10,403,290
	Distributors — 2.2%
267,408	Genuine Parts Co.	45,007,441
	Electronic Equipment, Instruments & Components — 9.9%
728,761	Amphenol Corp. Class A	54,999,593
176,250	Arrow Electronics, Inc.[1]	20,168,287
299,147	CDW Corp.	50,732,340
513,121	Jabil, Inc.	40,100,406
266,486	Keysight Technologies, Inc.[1]	38,544,535
		204,545,161
	Entertainment — 2.7%
4,043,363	Warner Bros Discovery, Inc.[1]	55,030,170
	Financial Services — 3.8%
424,893	PayPal Holdings, Inc.[1]	32,291,868
204,067	Visa, Inc. Class A	47,492,513
		79,784,381
	Food Products — 1.0%
311,429	Kellogg Co.	21,728,401
	Ground Transportation — 1.1%
774,243	CSX Corp.	23,722,806
	Health Care Equipment & Supplies — 1.2%
223,911	Abbott Laboratories	24,735,448
See Notes to Financial Statements.
52

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — 4.1%
39,176	Elevance Health, Inc.	$ 18,359,832
38,804	Humana, Inc.	20,585,134
95,438	UnitedHealth Group, Inc.	46,964,086
		85,909,052
	Hotels, Restaurants & Leisure — 1.9%
224,959	Airbnb, Inc. Class A1	26,920,844
141,022	Expedia Group, Inc.[1]	13,250,427
		40,171,271
	Household Durables — 1.7%
319,651	Lennar Corp. Class A	36,059,829
	Household Products — 2.9%
146,588	Colgate-Palmolive Co.	11,697,722
311,442	Procter & Gamble Co.	48,703,300
		60,401,022
	Insurance — 0.7%
77,763	Marsh & McLennan Cos., Inc.	14,012,115
	Interactive Media & Services — 5.0%
447,682	Alphabet, Inc. Class A1	48,054,186
147,441	Meta Platforms, Inc. Class A1	35,433,021
866,964	Pinterest, Inc. Class A1	19,940,172
		103,427,379
	IT Services — 6.2%
160,078	Accenture PLC Class A	44,868,262
134,224	Gartner, Inc.[1]	40,597,391
295,872	Snowflake, Inc. Class A1	43,812,726
		129,278,379
	Life Sciences Tools & Services — 0.6%
95,098	Agilent Technologies, Inc.	12,879,122
	Machinery — 2.6%
86,297	Lincoln Electric Holdings, Inc.[2]	14,480,637
122,656	Parker-Hannifin Corp.	39,848,481
		54,329,118
	Media — 1.0%
119,854	Nexstar Media Group, Inc.	20,788,676
	Oil, Gas & Consumable Fuels — 2.1%
1,678,174	Coterra Energy, Inc.	42,961,254
	Pharmaceuticals — 0.6%
101,173	Merck & Co., Inc.	11,682,446
	Professional Services — 2.0%
95,058	Automatic Data Processing, Inc.	20,912,760
187,502	Paychex, Inc.	20,598,970
		41,511,730
	Semiconductors & Semiconductor Equipment — 7.3%
130,138	KLA Corp.	50,303,543
323,186	Lattice Semiconductor Corp.[1]	25,757,924
64,687	Monolithic Power Systems, Inc.	29,883,454
640,367	ON Semiconductor Corp.[1]	46,080,809
		152,025,730
See Notes to Financial Statements.
53

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — 11.6%
295,468	Cadence Design Systems, Inc.[1]	$ 61,885,773
371,435	DocuSign, Inc.[1]	18,363,746
511,882	Fortinet, Inc.[1]	32,274,160
182,355	Microsoft Corp.	56,030,397
166,096	Synopsys, Inc.[1]	61,674,767
152,089	Zoom Video Communications, Inc. Class A1	9,342,827
		239,571,670
	Specialized REITs — 1.1%
63,325	American Tower Corp.	12,942,997
34,023	Public Storage	10,031,001
		22,973,998
	Specialty Retail — 6.2%
211,978	Lowe’s Cos., Inc.	44,055,388
538,624	TJX Cos., Inc.	42,454,343
75,574	Ulta Beauty, Inc.[1]	41,673,771
		128,183,502
	Technology Hardware, Storage & Peripherals — 0.4%
389,415	Pure Storage, Inc. Class A1	8,890,345
	Textiles, Apparel & Luxury Goods — 0.7%
345,800	Tapestry, Inc.	14,112,098
	TOTAL COMMON STOCKS (Cost $1,612,798,065)	2,071,402,091
Face Amount
REPURCHASE AGREEMENT* — 0.2%
$5,003,702	With Fixed Income Clearing Corp., dated 4/28/23, 1.44%, principal and interest in the amount of $5,004,302, due 5/1/23, (collateralized by a U.S. Treasury Note with a par value of $5,109,200, coupon rate of 4.375%, due 10/31/2024, market value of $5,103,811)	5,003,702
	TOTAL REPURCHASE AGREEMENT (Cost $5,003,702)	5,003,702
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.1%
983,263	State Street Navigator Securities Lending Government Money Market Portfolio[3]	983,263
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $983,263)	983,263
TOTAL INVESTMENTS (Cost $1,618,785,030)	100.2%	$2,077,389,056
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(4,520,268)
NET ASSETS	100.0%	$2,072,868,788

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
54

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2023 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2023, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Software	11.6%	$ 239,571,670
Electronic Equipment, Instruments & Components	9.9	204,545,161
Semiconductors & Semiconductor Equipment	7.3	152,025,730
IT Services	6.2	129,278,379
Specialty Retail	6.2	128,183,502
Biotechnology	6.0	123,826,452
Interactive Media & Services	5.0	103,427,379
Health Care Providers & Services	4.1	85,909,052
Financial Services	3.8	79,784,381
Communications Equipment	3.0	61,965,904
Household Products	2.9	60,401,022
Entertainment	2.7	55,030,170
Machinery	2.6	54,329,118
Beverages	2.2	45,082,375
Distributors	2.2	45,007,441
Oil, Gas & Consumable Fuels	2.1	42,961,254
Professional Services	2.0	41,511,730
Hotels, Restaurants & Leisure	1.9	40,171,271
Air Freight & Logistics	1.9	39,122,596
Household Durables	1.7	36,059,829
Chemicals	1.7	35,363,329
Consumer Staples Distribution & Retail	1.6	32,470,249
Building Products	1.3	25,989,616
Health Care Equipment & Supplies	1.2	24,735,448
Ground Transportation	1.1	23,722,806
Capital Markets	1.1	23,455,736
Specialized REITs	1.1	22,973,998
Food Products	1.0	21,728,401
Media	1.0	20,788,676
Textiles, Apparel & Luxury Goods	0.7	14,112,098
Insurance	0.7	14,012,115
Life Sciences Tools & Services	0.6	12,879,122
Pharmaceuticals	0.6	11,682,446
Containers & Packaging	0.5	10,403,290
Technology Hardware, Storage & Peripherals	0.4	8,890,345
TOTAL COMMON STOCKS	99.9%	$2,071,402,091
REPURCHASE AGREEMENT	0.2	5,003,702
INVESTMENT OF SECURITY LENDING COLLATERAL	0.1	983,263
TOTAL INVESTMENTS	100.2%	$2,077,389,056
See Notes to Financial Statements.
55

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Aerospace & Defense — 2.0%
155	General Dynamics Corp.	$ 33,843
	Air Freight & Logistics — 0.5%
77	Expeditors International of Washington, Inc.	8,766
	Automobile Components — 1.3%
439	BorgWarner, Inc.	21,129
	Automobiles — 0.4%
530	Ford Motor Co.	6,296
	Banks — 5.6%
864	Citizens Financial Group, Inc.	26,732
205	Comerica, Inc.	8,891
257	Fifth Third Bancorp	6,733
1,828	Regions Financial Corp.	33,379
278	Synovus Financial Corp.	8,563
222	Wells Fargo & Co.	8,825
		93,123
	Biotechnology — 4.2%
531	Gilead Sciences, Inc.	43,653
35	United Therapeutics Corp.[1]	8,055
56	Vertex Pharmaceuticals, Inc.[1]	19,081
		70,789
	Broadline Retail — 1.4%
201	eBay, Inc.	9,333
877	Macy’s, Inc.	14,330
		23,663
	Building Products — 1.8%
431	Carrier Global Corp.	18,024
117	Owens Corning	12,497
		30,521
	Capital Markets — 3.4%
204	CME Group, Inc.	37,897
153	Nasdaq, Inc.	8,472
155	State Street Corp.	11,200
		57,569
	Chemicals — 2.0%
274	Dow, Inc.	14,906
107	LyondellBasell Industries NV Class A	10,123
156	Olin Corp.	8,642
		33,671
	Communications Equipment — 1.1%
370	Cisco Systems, Inc.	17,483
	Consumer Finance — 3.7%
336	Ally Financial, Inc.	8,864
230	Capital One Financial Corp.	22,379
1,031	Synchrony Financial	30,425
		61,668
	Consumer Staples Distribution & Retail — 2.2%
759	Kroger Co.	36,910
See Notes to Financial Statements.
56

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Distributors — 0.6%
166	LKQ Corp.	$ 9,583
	Diversified Consumer Services — 1.1%
253	Service Corp. International	17,758
	Electric Utilities — 2.5%
269	American Electric Power Co., Inc.	24,861
117	Eversource Energy	9,080
242	NRG Energy, Inc.	8,269
		42,210
	Financial Services — 3.1%
1,290	MGIC Investment Corp.	19,182
250	Voya Financial, Inc.	19,120
1,214	Western Union Co.	13,269
		51,571
	Food Products — 3.8%
371	Archer-Daniels-Midland Co.	28,968
261	General Mills, Inc.	23,132
269	Kraft Heinz Co.	10,564
		62,664
	Gas Utilities — 0.9%
443	UGI Corp.	15,009
	Ground Transportation — 2.1%
1,131	CSX Corp.	34,654
	Health Care Providers & Services — 6.3%
149	Centene Corp.[1]	10,271
75	Cigna Group	18,997
414	CVS Health Corp.	30,350
67	Elevance Health, Inc.	31,399
41	McKesson Corp.	14,934
		105,951
	Hotels, Restaurants & Leisure — 0.5%
127	Wyndham Hotels & Resorts, Inc.	8,664
	Household Products — 2.3%
248	Procter & Gamble Co.	38,782
	Independent Power & Renewable Electricity Producer — 1.3%
931	AES Corp.	22,027
	Insurance — 2.4%
579	American International Group, Inc.	30,710
215	Unum Group	9,073
		39,783
	Interactive Media & Services — 2.6%
188	Alphabet, Inc. Class A1	20,180
100	Meta Platforms, Inc. Class A1	24,032
		44,212
	IT Services — 1.7%
194	Akamai Technologies, Inc.[1]	15,902
144	Amdocs Ltd.	13,140
		29,042
See Notes to Financial Statements.
57

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — 3.5%
196	PACCAR, Inc.	$ 14,639
72	Parker-Hannifin Corp.	23,392
81	Snap-on, Inc.	21,012
		59,043
	Media — 6.2%
1,039	Comcast Corp. Class A	42,984
255	Fox Corp. Class A	8,481
818	Interpublic Group of Cos., Inc.	29,227
248	Omnicom Group, Inc.	22,461
		103,153
	Metals & Mining — 3.3%
229	Nucor Corp.	33,933
86	Reliance Steel & Aluminum Co.	21,311
		55,244
	Multi-Utilities — 0.9%
511	NiSource, Inc.	14,543
	Oil, Gas & Consumable Fuels — 8.3%
359	ConocoPhillips	36,938
365	Marathon Petroleum Corp.	44,530
330	Phillips 66	32,670
217	Valero Energy Corp.	24,883
		139,021
	Pharmaceuticals — 5.9%
562	Bristol-Myers Squibb Co.	37,525
243	Merck & Co., Inc.	28,059
867	Pfizer, Inc.	33,718
		99,302
	Professional Services — 0.6%
99	Leidos Holdings, Inc.	9,233
	Real Estate Management & Development — 1.1%
239	CBRE Group, Inc. Class A1	18,322
	Retail REITs — 0.7%
189	Realty Income Corp.	11,877
	Semiconductors & Semiconductor Equipment — 2.2%
243	ON Semiconductor Corp.[1]	17,486
200	Qorvo, Inc.[1]	18,416
		35,902
	Software — 0.4%
101	Zoom Video Communications, Inc. Class A1	6,204
	Specialized REITs — 2.7%
320	CubeSmart	14,557
25	Equinix, Inc.	18,102
42	Public Storage	12,383
		45,042
	Technology Hardware, Storage & Peripherals — 1.5%
1,688	Hewlett Packard Enterprise Co.	24,172
	Textiles, Apparel & Luxury Goods — 1.0%
403	Tapestry, Inc.	16,446
See Notes to Financial Statements.
58

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Tobacco — 0.5%
187	Altria Group, Inc.	$ 8,884
	TOTAL COMMON STOCKS (Cost $1,405,779)	1,663,729
Face Amount
REPURCHASE AGREEMENT* — 0.9%
$15,044	With Fixed Income Clearing Corp., dated 4/28/23, 1.44%, principal and interest in the amount of $15,046, due 5/1/23, (collateralized by a U.S. Treasury Note with a par value of $15,400, coupon rate of 4.375%, due 10/31/2024, market value of $15,384)	15,044
	TOTAL REPURCHASE AGREEMENT (Cost $15,044)	15,044
TOTAL INVESTMENTS (Cost $1,420,823)	100.5%	$1,678,773
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(7,848)
NET ASSETS	100.0%	$1,670,925

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
59

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2023 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2023, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Oil, Gas & Consumable Fuels	8.3%	$ 139,021
Health Care Providers & Services	6.3	105,951
Media	6.2	103,153
Pharmaceuticals	5.9	99,302
Banks	5.6	93,123
Biotechnology	4.2	70,789
Food Products	3.8	62,664
Consumer Finance	3.7	61,668
Machinery	3.5	59,043
Capital Markets	3.4	57,569
Metals & Mining	3.3	55,244
Financial Services	3.1	51,571
Specialized REITs	2.7	45,042
Interactive Media & Services	2.6	44,212
Electric Utilities	2.5	42,210
Insurance	2.4	39,783
Household Products	2.3	38,782
Consumer Staples Distribution & Retail	2.2	36,910
Semiconductors & Semiconductor Equipment	2.2	35,902
Ground Transportation	2.1	34,654
Aerospace & Defense	2.0	33,843
Chemicals	2.0	33,671
Building Products	1.8	30,521
IT Services	1.7	29,042
Technology Hardware, Storage & Peripherals	1.5	24,172
Broadline Retail	1.4	23,663
Independent Power & Renewable Electricity Producer	1.3	22,027
Automobile Components	1.3	21,129
Real Estate Management & Development	1.1	18,322
Diversified Consumer Services	1.1	17,758
Communications Equipment	1.1	17,483
Textiles, Apparel & Luxury Goods	1.0	16,446
Gas Utilities	0.9	15,009
Multi-Utilities	0.9	14,543
Retail REITs	0.7	11,877
Distributors	0.6	9,583
Professional Services	0.6	9,233
Tobacco	0.5	8,884
Air Freight & Logistics	0.5	8,766
Hotels, Restaurants & Leisure	0.5	8,664
Automobiles	0.4	6,296
Software	0.4	6,204
TOTAL COMMON STOCKS	99.6%	$1,663,729
REPURCHASE AGREEMENT	0.9	15,044
TOTAL INVESTMENTS	100.5%	$1,678,773
See Notes to Financial Statements.
60

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.9%
	Aerospace & Defense — 0.9%
145	Moog, Inc. Class A	$ 13,066
	Automobile Components — 1.7%
598	Modine Manufacturing Co.[1]	12,504
5,397	Solid Power, Inc.[1,2]	12,251
		24,755
	Banks — 7.1%
583	Associated Banc-Corp.	10,395
285	Cathay General Bancorp	9,083
519	Central Pacific Financial Corp.	8,242
518	First Financial Bancorp	10,723
211	First Financial Corp.	7,290
334	Hanmi Financial Corp.	5,397
260	Heartland Financial USA, Inc.	8,466
576	Provident Financial Services, Inc.	10,068
420	S&T Bancorp, Inc.	11,562
206	UMB Financial Corp.	13,104
373	Washington Federal, Inc.	10,459
		104,789
	Biotechnology — 5.9%
3,014	Atara Biotherapeutics, Inc.[1]	8,168
1,397	CareDx, Inc.[1]	11,302
271	Eagle Pharmaceuticals, Inc.[1]	7,610
593	iTeos Therapeutics, Inc.[1]	8,148
2,226	Karyopharm Therapeutics, Inc.[1]	7,969
2,228	Sutro Biopharma, Inc.[1]	9,491
666	Twist Bioscience Corp.[1]	8,312
664	uniQure NV1	12,888
467	Xencor, Inc.[1]	12,347
		86,235
	Building Products — 1.1%
337	Quanex Building Products Corp.	6,437
504	Resideo Technologies, Inc.[1]	8,971
		15,408
	Commercial Services & Supplies — 1.6%
128	ABM Industries, Inc.	5,450
859	GEO Group, Inc.[1]	6,469
1,550	Interface, Inc.	12,152
		24,071
	Communications Equipment — 2.2%
181	Digi International, Inc.[1]	5,459
1,347	Harmonic, Inc.[1]	18,979
281	NetScout Systems, Inc.[1]	7,646
		32,084
	Construction & Engineering — 2.3%
135	Comfort Systems USA, Inc.	20,181
370	Sterling Infrastructure, Inc.[1]	13,661
		33,842
	Consumer Finance — 1.0%
1,789	EZCORP, Inc. Class A1	15,403
	Consumer Staples Distribution & Retail — 1.6%
146	Andersons, Inc.	6,526
See Notes to Financial Statements.
61

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Consumer Staples Distribution & Retail — (Continued)
483	Sprouts Farmers Market, Inc.[1]	$ 16,741
		23,267
	Diversified Consumer Services — 1.7%
520	Chegg, Inc.[1]	9,350
375	Stride, Inc.[1]	16,110
		25,460
	Diversified Telecommunication Services — 1.2%
570	Bandwidth, Inc. Class A1	6,937
883	Ooma, Inc.[1]	10,861
		17,798
	Electric Utilities — 1.7%
221	ALLETE, Inc.	13,786
157	Otter Tail Corp.[2]	11,296
		25,082
	Electrical Equipment — 0.8%
142	Belden, Inc.	11,202
	Electronic Equipment, Instruments & Components — 0.8%
230	Sanmina Corp.[1]	12,020
	Energy Equipment & Services — 0.8%
887	Liberty Energy, Inc.	11,363
	Financial Services — 4.1%
332	A-Mark Precious Metals, Inc.	11,886
502	Enact Holdings, Inc.	12,118
145	Jackson Financial, Inc. Class A	5,221
1	Paysafe Ltd.[1]	14
540	Radian Group, Inc.	13,106
1,383	StoneCo Ltd. Class A1	17,039
		59,384
	Food Products — 2.0%
167	Cal-Maine Foods, Inc.	7,932
534	Hostess Brands, Inc.[1]	13,756
200	Simply Good Foods Co.[1]	7,274
		28,962
	Gas Utilities — 0.4%
85	Spire, Inc.	5,757
	Ground Transportation — 0.8%
666	RXO, Inc.[1]	12,048
	Health Care Equipment & Supplies — 2.8%
489	Inogen, Inc.[1]	6,508
277	LivaNova PLC[1]	13,268
589	Orthofix Medical, Inc.[1]	11,091
609	Varex Imaging Corp.[1]	10,804
		41,671
	Health Care Providers & Services — 2.2%
275	Cross Country Healthcare, Inc.[1]	6,045
609	PetIQ, Inc.[1]	7,180
615	Select Medical Holdings Corp.	18,757
		31,982
See Notes to Financial Statements.
62

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Technology — 2.1%
1,700	Health Catalyst, Inc.[1]	$ 21,420
766	Veradigm, Inc.[1]	9,567
		30,987
	Hotel & Resort REITs — 2.9%
750	Apple Hospitality REIT, Inc.	11,167
1,325	DiamondRock Hospitality Co.	10,746
1,506	Hersha Hospitality Trust REIT Class A	9,488
1,212	Sunstone Hotel Investors, Inc.	11,550
		42,951
	Hotels, Restaurants & Leisure — 1.3%
687	International Game Technology PLC[2]	19,332
	Household Durables — 3.2%
115	Skyline Champion Corp.[1]	8,529
476	Taylor Morrison Home Corp.[1]	20,511
629	Tri Pointe Homes, Inc.[1]	18,040
		47,080
	Independent Power & Renewable Electricity Producer — 0.8%
381	Clearway Energy, Inc. Class C	11,571
	Industrial REITs — 1.1%
61	EastGroup Properties, Inc.	10,160
181	STAG Industrial, Inc.	6,131
		16,291
	Insurance — 1.1%
2,683	Genworth Financial, Inc. Class A1	15,588
	Interactive Media & Services — 2.4%
164	Shutterstock, Inc.	10,988
3,245	Vimeo, Inc.[1]	10,676
811	ZipRecruiter, Inc. Class A1	13,738
		35,402
	IT Services — 0.9%
710	Hackett Group, Inc.	13,178
	Life Sciences Tools & Services — 0.9%
1,033	Quanterix Corp.[1]	13,057
	Machinery — 1.9%
174	Columbus McKinnon Corp.	6,040
804	Manitowoc Co., Inc.[1]	12,293
356	Wabash National Corp.	9,138
		27,471
	Marine Transportation — 0.9%
3,435	Safe Bulkers, Inc.[2]	12,572
	Media — 0.3%
631	Gray Television, Inc.	4,865
	Metals & Mining — 4.7%
420	Commercial Metals Co.	19,610
910	Constellium SE1	13,514
351	Olympic Steel, Inc.	16,346
776	TimkenSteel Corp.[1]	12,990
See Notes to Financial Statements.
63

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Metals & Mining — (Continued)
165	Warrior Met Coal, Inc.	$ 5,704
		68,164
	Office REITs — 0.6%
1,447	City Office REIT, Inc.	8,422
	Oil, Gas & Consumable Fuels — 7.4%
771	Berry Corp.	5,890
706	CVR Energy, Inc.	18,596
990	Dorian LPG Ltd.	21,998
590	Par Pacific Holdings, Inc.[1]	13,824
537	PBF Energy, Inc. Class A	18,720
572	Teekay Tankers Ltd. Class A1	23,160
1,500	VAALCO Energy, Inc.[2]	6,420
		108,608
	Paper & Forest Products — 0.7%
289	Clearwater Paper Corp.[1]	10,433
	Personal Care Products — 1.0%
947	Herbalife Ltd.[1]	14,072
	Pharmaceuticals — 1.8%
4,365	Amneal Pharmaceuticals, Inc.[1]	8,425
763	Collegium Pharmaceutical, Inc.[1]	17,755
		26,180
	Professional Services — 2.4%
2,811	Conduent, Inc.[1]	9,867
314	Heidrick & Struggles International, Inc.	7,885
202	Korn Ferry	9,700
543	Resources Connection, Inc.	7,922
		35,374
	Real Estate Investment Trusts — 0.8%
1,118	Apollo Commercial Real Estate Finance, Inc. REIT	11,313
	Retail REITs — 0.8%
384	Phillips Edison & Co., Inc. REIT	12,111
	Semiconductors & Semiconductor Equipment — 2.4%
160	Diodes, Inc.[1]	12,752
192	Kulicke & Soffa Industries, Inc.	9,151
957	Photronics, Inc.[1]	13,838
		35,741
	Software — 4.2%
444	Box, Inc. Class A1	11,748
222	Progress Software Corp.	12,183
499	Q2 Holdings, Inc.[1]	12,286
146	Xperi, Inc.[1]	1,386
2,659	Yext, Inc.[1]	23,346
		60,949
	Specialized REITs — 0.8%
740	Outfront Media, Inc.	12,328
	Specialty Retail — 3.2%
285	Academy Sports & Outdoors, Inc.	18,103
239	MarineMax, Inc.[1]	6,960
90	Signet Jewelers Ltd.	6,622
See Notes to Financial Statements.
64

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)
167	Sonic Automotive, Inc. Class A	$ 7,435
300	Urban Outfitters, Inc.[1]	8,118
		47,238
	Trading Companies & Distributors — 4.6%
120	GMS, Inc.[1]	6,967
1,707	NOW, Inc.[1]	18,214
215	Rush Enterprises, Inc. Class A	11,419
315	Titan Machinery, Inc.[1]	9,875
143	WESCO International, Inc.	20,592
		67,067
	TOTAL COMMON STOCKS (Cost $1,349,554)	1,463,994
Face Amount
REPURCHASE AGREEMENT* — 0.9%
$12,458	With Fixed Income Clearing Corp., dated 4/28/23, 1.44%, principal and interest in the amount of $12,459, due 5/1/23, (collateralized by a U.S. Treasury Note with a par value of $12,800, coupon rate of 4.375%, due 10/31/2024, market value of $12,787)	12,458
	TOTAL REPURCHASE AGREEMENT (Cost $12,458)	12,458
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.3%
33,532	State Street Navigator Securities Lending Government Money Market Portfolio[3]	33,532
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $33,532)	33,532
TOTAL INVESTMENTS (Cost $1,395,544)	103.1%	$1,509,984
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.1)	(44,717)
NET ASSETS	100.0%	$1,465,267

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
65

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2023 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2023, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Oil, Gas & Consumable Fuels	7.4%	$ 108,608
Banks	7.1	104,789
Biotechnology	5.9	86,235
Metals & Mining	4.7	68,164
Trading Companies & Distributors	4.6	67,067
Software	4.2	60,949
Financial Services	4.1	59,384
Specialty Retail	3.2	47,238
Household Durables	3.2	47,080
Hotel & Resort REITs	2.9	42,951
Health Care Equipment & Supplies	2.8	41,671
Semiconductors & Semiconductor Equipment	2.4	35,741
Interactive Media & Services	2.4	35,402
Professional Services	2.4	35,374
Construction & Engineering	2.3	33,842
Communications Equipment	2.2	32,084
Health Care Providers & Services	2.2	31,982
Health Care Technology	2.1	30,987
Food Products	2.0	28,962
Machinery	1.9	27,471
Pharmaceuticals	1.8	26,180
Diversified Consumer Services	1.7	25,460
Electric Utilities	1.7	25,082
Automobile Components	1.7	24,755
Commercial Services & Supplies	1.6	24,071
Consumer Staples Distribution & Retail	1.6	23,267
Hotels, Restaurants & Leisure	1.3	19,332
Diversified Telecommunication Services	1.2	17,798
Industrial REITs	1.1	16,291
Insurance	1.1	15,588
Building Products	1.1	15,408
Consumer Finance	1.0	15,403
Personal Care Products	1.0	14,072
IT Services	0.9	13,178
Aerospace & Defense	0.9	13,066
Life Sciences Tools & Services	0.9	13,057
Marine Transportation	0.9	12,572
Specialized REITs	0.8	12,328
Retail REITs	0.8	12,111
Ground Transportation	0.8	12,048
Electronic Equipment, Instruments & Components	0.8	12,020
Independent Power & Renewable Electricity Producer	0.8	11,571
Energy Equipment & Services	0.8	11,363
Real Estate Investment Trusts	0.8	11,313
Electrical Equipment	0.8	11,202
Paper & Forest Products	0.7	10,433
Office REITs	0.6	8,422
Gas Utilities	0.4	5,757
Media	0.3	4,865
TOTAL COMMON STOCKS	99.9%	$1,463,994
REPURCHASE AGREEMENT	0.9	12,458
INVESTMENT OF SECURITY LENDING COLLATERAL	2.3	33,532
TOTAL INVESTMENTS	103.1%	$1,509,984
See Notes to Financial Statements.
66

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 96.2%
	Japan — 19.4%
5,000	Asahi Group Holdings Ltd.	$ 192,411
3,200	Daito Trust Construction Co. Ltd.	302,279
16,200	Honda Motor Co. Ltd.	426,625
9,600	ITOCHU Corp.	316,512
26,300	Japan Post Holdings Co. Ltd.	215,813
17,600	Japan Tobacco, Inc.	377,655
6,000	KDDI Corp.	187,075
26,700	Marubeni Corp.	376,263
15,900	Mitsui & Co. Ltd.	493,531
17,151	Nitto Denko Corp., ADR	553,291
7,800	SBI Holdings, Inc.	151,540
13,200	Sekisui House Ltd.	270,307
15,000	Shin-Etsu Chemical Co. Ltd.	425,300
12,800	SUMCO Corp.	175,214
13,700	Yokogawa Electric Corp.	221,119
		4,684,935
	France — 13.5%
16,300	AXA SA	531,106
2,151	Capgemini SE	390,844
9,400	Carrefour SA	195,349
2,300	Danone SA	152,037
1,600	Eiffage SA	190,232
4,500	Klepierre SA REIT	113,848
5,595	Publicis Groupe SA	456,960
5,200	Renault SA1	192,696
2,782	Sanofi	306,549
14,600	Societe Generale SA	354,333
1,900	Sodexo SA	203,499
1,300	Vinci SA2	160,723
		3,248,176
	United Kingdom — 11.4%
28,000	BAE Systems PLC	356,817
34,500	BP PLC	231,705
15,000	Burberry Group PLC	488,436
23,783	GSK PLC	430,705
15,000	HSBC Holdings PLC	108,168
2,700	Reckitt Benckiser Group PLC	218,184
10,800	Shell PLC	332,808
5,512	Unilever PLC, ADR[2]	306,081
230,700	Vodafone Group PLC	278,045
		2,750,949
	Canada — 9.4%
18,600	ARC Resources Ltd.	231,050
11,500	Barrick Gold Corp.	218,652
3,600	CGI, Inc.[1]	365,381
4,700	Dollarama, Inc.	291,120
1,700	George Weston Ltd.	228,264
2,700	Royal Bank of Canada	268,057
4,700	Sun Life Financial, Inc.	230,551
7,100	Toronto-Dominion Bank	430,082
		2,263,157
	Germany — 7.3%
1,300	Bayerische Motoren Werke AG	145,310
1,400	Deutsche Boerse AG	266,726
See Notes to Financial Statements.
67

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Germany — (Continued)
9,639	Deutsche Post AG	$ 462,235
5,700	Deutsche Telekom AG	137,425
17,800	E.ON SE	235,464
13,900	Infineon Technologies AG	503,987
		1,751,147
	Switzerland — 6.0%
4,100	Holcim AG	269,801
1,400	Kuehne & Nagel International AG	413,336
2,600	Nestle SA	333,112
4,200	Novartis AG	428,199
		1,444,448
	Spain — 5.0%
22,417	Iberdrola SA	290,981
9,100	Industria de Diseno Textil SA	312,451
40,187	Repsol SA	590,944
2,624	Telefonica SA	11,927
		1,206,303
	Denmark — 4.6%
8,107	Carlsberg AS Class B, ADR	267,369
3,800	Novo Nordisk AS Class B	631,751
2,400	Pandora AS	221,462
		1,120,582
	Australia — 4.2%
10,500	BlueScope Steel Ltd.	138,054
37,500	Brambles Ltd.	353,596
2,400	Cochlear Ltd.	391,684
600	CSL Ltd.	119,336
		1,002,670
	Singapore — 3.4%
9,600	DBS Group Holdings Ltd.	236,124
35,000	Oversea-Chinese Banking Corp. Ltd.	329,973
34,200	Singapore Exchange Ltd.	245,284
		811,381
	Sweden — 2.9%
4,300	Essity AB Class B	130,278
6,000	Swedbank AB Class A	104,144
23,000	Volvo AB Class B	472,782
		707,204
	Netherlands — 1.7%
11,700	Koninklijke Ahold Delhaize NV	402,496
	Belgium — 1.6%
4,100	UCB SA	381,392
	New Zealand — 1.5%
110,900	Spark New Zealand Ltd.	358,676
	China — 1.4%
105,700	BOC Hong Kong Holdings Ltd.	332,599
	Austria — 1.2%
18,500	Mondi PLC[2]	294,111
See Notes to Financial Statements.
68

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Israel — 1.0%
18,600	Bank Leumi Le-Israel BM	$ 145,956
20,500	Israel Discount Bank Ltd. Class A	100,824
		246,780
	Ireland — 0.7%
3,400	CRH PLC	164,020
	TOTAL COMMON STOCKS (Cost $20,411,698)	23,171,026
Face Amount
REPURCHASE AGREEMENT*—0.9%
$221,523	With Fixed Income Clearing Corp., dated 4/28/23, 1.44%, principal and interest in the amount of $221,549, due 5/1/23, (collateralized by a a U.S. Treasury Note with a par value of $226,200, coupon rate of 4.375%, due 10/31/2024, market value of $225,961)	221,523
	TOTAL REPURCHASE AGREEMENT (Cost $221,523)	221,523
INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.0%
719,171	State Street Navigator Securities Lending Government Money Market Portfolio[3]	719,171
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $719,171)	719,171
TOTAL INVESTMENTS (Cost $21,352,392)	100.1%	$24,111,720
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(12,311)
NET ASSETS	100.0%	$24,099,409

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.

Abbreviations:
ADR — American Depositary Receipt
See Notes to Financial Statements.
69

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2023 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2023, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	10.0%	$ 2,410,260
Pharmaceuticals	9.1	2,178,596
Oil, Gas & Consumable Fuels	5.9	1,386,507
Trading Companies & Distributors	4.9	1,186,306
Chemicals	4.1	978,591
Insurance	4.1	977,470
Consumer Staples Distribution & Retail	3.4	826,109
Automobiles	3.2	764,631
IT Services	3.1	756,225
Textiles, Apparel & Luxury Goods	2.9	709,898
Semiconductors & Semiconductor Equipment	2.8	679,201
Capital Markets	2.7	663,550
Diversified Telecommunication Services	2.1	508,028
Food Products	2.0	485,149
Machinery	2.0	472,782
Wireless Telecommunication Services	1.9	465,120
Air Freight & Logistics	1.9	462,235
Beverages	1.9	459,780
Media	1.9	456,960
Construction Materials	1.8	433,821
Marine Transportation	1.7	413,336
Health Care Equipment & Supplies	1.6	391,684
Tobacco	1.6	377,655
Aerospace & Defense	1.5	356,817
Metals & Mining	1.5	356,706
Commercial Services & Supplies	1.5	353,596
Construction & Engineering	1.5	350,955
Household Products	1.4	348,462
Specialty Retail	1.3	312,451
Personal Care Products	1.3	306,081
Real Estate Management & Development	1.2	302,279
Paper & Forest Products	1.2	294,111
Broadline Retail	1.2	291,120
Electric Utilities	1.2	290,981
Household Durables	1.1	270,307
Multi-Utilities	1.0	235,464
Electronic Equipment, Instruments & Components	0.9	221,119
Hotels, Restaurants & Leisure	0.8	203,499
Biotechnology	0.5	119,336
Retail REITs	0.5	113,848
TOTAL COMMON STOCKS	96.2%	$23,171,026
REPURCHASE AGREEMENT	0.9	221,523
INVESTMENT OF SECURITY LENDING COLLATERAL	3.0	719,171
TOTAL INVESTMENTS	100.1%	$24,111,720
See Notes to Financial Statements.
70

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.4%
	Air Freight & Logistics — 0.7%
1,448	Expeditors International of Washington, Inc.	$ 164,840
	Automobiles — 1.9%
11,907	Harley-Davidson, Inc.	441,750
	Banks — 2.3%
9,863	Huntington Bancshares, Inc.	110,466
23,006	Regions Financial Corp.	420,089
		530,555
	Biotechnology — 3.8%
2,144	Amgen, Inc.	514,003
1,223	Biogen, Inc.[1]	372,073
		886,076
	Building Products — 3.3%
7,815	Carrier Global Corp.	326,823
1,779	Owens Corning	190,015
1,278	Trane Technologies PLC	237,465
		754,303
	Capital Markets — 3.4%
7,850	Bank of New York Mellon Corp.	334,331
1,789	CME Group, Inc.	332,343
1,979	Nasdaq, Inc.	109,577
		776,251
	Commercial Services & Supplies — 1.1%
1,705	Republic Services, Inc.	246,577
	Communications Equipment — 3.6%
1,383	Arista Networks, Inc.[1]	221,501
8,370	Cisco Systems, Inc.	395,483
7,146	Juniper Networks, Inc.	215,452
		832,436
	Construction & Engineering — 0.5%
1,351	AECOM	112,201
	Consumer Finance — 1.2%
9,151	Synchrony Financial	270,046
	Consumer Staples Distribution & Retail — 3.0%
2,900	BJ’s Wholesale Club Holdings, Inc.[1]	221,473
1,356	Casey’s General Stores, Inc.	310,280
3,588	Kroger Co.	174,484
		706,237
	Containers & Packaging — 1.2%
10,908	Graphic Packaging Holding Co.	268,991
	Distributors — 2.6%
866	Genuine Parts Co.	145,757
7,788	LKQ Corp.	449,601
		595,358
	Diversified Consumer Services — 0.5%
3,671	H&R Block, Inc.	124,484
	Diversified Telecommunication Services — 1.5%
8,681	Verizon Communications, Inc.	337,083
See Notes to Financial Statements.
71

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 2.7%
4,223	Jabil, Inc.	$ 330,027
2,114	Keysight Technologies, Inc.[1]	305,769
		635,796
	Financial Services — 3.2%
1,200	Fiserv, Inc.[1]	146,544
1,726	FleetCor Technologies, Inc.[1]	369,226
20,602	Western Union Co.	225,180
		740,950
	Food Products — 3.4%
3,000	Conagra Brands, Inc.	113,880
7,501	General Mills, Inc.	664,814
		778,694
	Ground Transportation — 1.5%
11,138	CSX Corp.	341,268
	Health Care Providers & Services — 6.1%
1,352	AmerisourceBergen Corp.	225,581
2,296	Centene Corp.[1]	158,263
1,026	Cigna Group	259,876
1,152	Elevance Health, Inc.	539,885
442	UnitedHealth Group, Inc.	217,504
		1,401,109
	Hotels, Restaurants & Leisure — 2.3%
199	Booking Holdings, Inc.[1]	534,576
	Household Products — 1.5%
2,264	Procter & Gamble Co.	354,044
	Insurance — 1.1%
5,003	American International Group, Inc.	265,359
	Interactive Media & Service — 1.2%
2,669	Alphabet, Inc. Class A1	286,490
	IT Services — 2.7%
4,096	Akamai Technologies, Inc.[1]	335,749
4,323	Okta, Inc.[1]	296,255
		632,004
	Machinery — 0.7%
2,100	Oshkosh Corp.	160,692
	Media — 6.1%
8,960	Comcast Corp. Class A	370,675
14,762	Interpublic Group of Cos., Inc.	527,446
600	Nexstar Media Group, Inc.	104,070
4,608	Omnicom Group, Inc.	417,347
		1,419,538
	Metals & Mining — 2.5%
2,868	Nucor Corp.	424,980
1,450	Steel Dynamics, Inc.	150,728
		575,708
	Multi-Utilities — 2.7%
17,781	NiSource, Inc.	506,047
See Notes to Financial Statements.
72

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Multi-Utilities — (Continued)
1,900	Public Service Enterprise Group, Inc.	$ 120,080
		626,127
	Oil, Gas & Consumable Fuels — 5.3%
1,474	Exxon Mobil Corp.	174,433
9,959	Kinder Morgan, Inc.	170,797
4,400	Marathon Petroleum Corp.	536,800
1,400	Phillips 66	138,600
895	Valero Energy Corp.	102,630
3,800	Williams Cos., Inc.	114,988
		1,238,248
	Pharmaceuticals — 4.1%
4,522	Bristol-Myers Squibb Co.	301,934
3,088	Merck & Co., Inc.	356,572
7,598	Pfizer, Inc.	295,486
		953,992
	Professional Services — 1.0%
1,024	Automatic Data Processing, Inc.	225,280
	Real Estate Management & Development — 1.9%
5,594	CBRE Group, Inc. Class A1	428,836
	Semiconductors & Semiconductor Equipment — 5.8%
5,400	Advanced Micro Devices, Inc.[1]	482,598
3,818	Cirrus Logic, Inc.[1]	327,546
5,820	ON Semiconductor Corp.[1]	418,807
800	Silicon Laboratories, Inc.[1]	111,440
		1,340,391
	Software — 6.3%
372	Adobe, Inc.[1]	140,452
1,643	Autodesk, Inc.[1]	320,040
3,300	DocuSign, Inc.[1]	163,152
9,752	Dropbox, Inc. Class A1	198,356
2,872	Fortinet, Inc.[1]	181,080
1,241	Synopsys, Inc.[1]	460,808
		1,463,888
	Specialized REITs — 1.5%
320	Equinix, Inc.	231,706
3,700	Weyerhaeuser Co.	110,667
		342,373
	Specialty Retail — 2.2%
941	Ulta Beauty, Inc.[1]	518,896
	Technology Hardware, Storage & Peripherals — 1.9%
19,561	Hewlett Packard Enterprise Co.	280,114
6,600	Pure Storage, Inc. Class A1	150,678
		430,792
	Textiles, Apparel & Luxury Goods — 0.6%
1,250	Ralph Lauren Corp.	143,487
	Trading Companies & Distributors — 0.5%
849	Ferguson PLC	119,556
	TOTAL COMMON STOCKS (Cost $20,311,539)	23,005,282
See Notes to Financial Statements.
73

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 4.8%
$1,117,164
With Fixed Income Clearing Corp., dated 4/28/23, 1.44%, principal and interest in the amount of $1,117,298, due 5/1/23, (collateralized by a U.S. Treasury Note with a par value of $1,140,800, coupon rate of 4.375%, due 10/31/2024, market value of $1,139,597)
		$ 1,117,164
TOTAL REPURCHASE AGREEMENT (Cost $1,117,164)		1,117,164
TOTAL INVESTMENTS (Cost $21,428,703)	104.2%	$24,122,446
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.2)	(970,833)
NET ASSETS	100.0%	$23,151,613

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
74

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2023 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2023, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Software	6.3%	$ 1,463,888
Media	6.1	1,419,538
Health Care Providers & Services	6.1	1,401,109
Semiconductors & Semiconductor Equipment	5.8	1,340,391
Oil, Gas & Consumable Fuels	5.3	1,238,248
Pharmaceuticals	4.1	953,992
Biotechnology	3.8	886,076
Communications Equipment	3.6	832,436
Food Products	3.4	778,694
Capital Markets	3.4	776,251
Building Products	3.3	754,303
Financial Services	3.2	740,950
Consumer Staples Distribution & Retail	3.0	706,237
Electronic Equipment, Instruments & Components	2.7	635,796
IT Services	2.7	632,004
Multi-Utilities	2.7	626,127
Distributors	2.6	595,358
Metals & Mining	2.5	575,708
Hotels, Restaurants & Leisure	2.3	534,576
Banks	2.3	530,555
Specialty Retail	2.2	518,896
Automobiles	1.9	441,750
Technology Hardware, Storage & Peripherals	1.9	430,792
Real Estate Management & Development	1.9	428,836
Household Products	1.5	354,044
Specialized REITs	1.5	342,373
Ground Transportation	1.5	341,268
Diversified Telecommunication Services	1.5	337,083
Interactive Media & Service	1.2	286,490
Consumer Finance	1.2	270,046
Containers & Packaging	1.2	268,991
Insurance	1.1	265,359
Commercial Services & Supplies	1.1	246,577
Professional Services	1.0	225,280
Air Freight & Logistics	0.7	164,840
Machinery	0.7	160,692
Textiles, Apparel & Luxury Goods	0.6	143,487
Diversified Consumer Services	0.5	124,484
Trading Companies & Distributors	0.5	119,556
Construction & Engineering	0.5	112,201
TOTAL COMMON STOCKS	99.4%	$23,005,282
REPURCHASE AGREEMENT	4.8	1,117,164
TOTAL INVESTMENTS	104.2%	$24,122,446
See Notes to Financial Statements.
75

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 100.1%
	Aerospace & Defense — 0.5%
466	General Dynamics Corp.	$ 101,747
	Air Freight & Logistics — 1.1%
1,283	United Parcel Service, Inc. Class B	230,696
	Automobile Components — 1.4%
6,200	BorgWarner, Inc.	298,406
	Automobiles — 0.4%
2,932	General Motors Co.	96,873
	Banks — 2.2%
5,725	Comerica, Inc.	248,293
9,420	Huntington Bancshares, Inc.	105,504
3,647	Synovus Financial Corp.	112,328
		466,125
	Beverages — 0.7%
2,448	Coca-Cola Co.	157,039
	Biotechnology — 4.5%
1,956	Biogen, Inc.[1]	595,074
1,126	Vertex Pharmaceuticals, Inc.[1]	383,662
		978,736
	Building Products — 2.1%
2,443	Trane Technologies PLC	453,934
	Capital Markets — 4.4%
2,550	CME Group, Inc.	473,713
4,416	Intercontinental Exchange, Inc.	481,035
		954,748
	Commercial Services & Supplies — 1.0%
3,664	Ritchie Bros Auctioneers, Inc.	209,544
	Communications Equipment — 4.6%
3,691	Arista Networks, Inc.[1]	591,151
8,458	Cisco Systems, Inc.	399,640
		990,791
	Consumer Finance — 0.5%
3,619	Synchrony Financial	106,797
	Consumer Staples Distribution & Retail — 3.3%
983	Casey’s General Stores, Inc.	224,930
10,221	Kroger Co.	497,047
		721,977
	Containers & Packaging — 2.2%
13,014	Graphic Packaging Holding Co.	320,925
2,413	Sonoco Products Co.	146,276
		467,201
	Diversified Telecommunication Services — 1.4%
10,805	AT&T, Inc.	190,924
3,046	Verizon Communications, Inc.	118,276
		309,200
	Electrical Equipment — 2.1%
10,934	nVent Electric PLC	458,463
	Energy Equipment & Services — 0.7%
4,936	Baker Hughes Co. Class A	144,329
See Notes to Financial Statements.
76

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Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Financial Services — 2.3%
6,638	PayPal Holdings, Inc.[1]	$ 504,488
	Food Products — 3.0%
5,715	General Mills, Inc.	506,520
1,834	Mondelez International, Inc. Class A	140,705
		647,225
	Ground Transportation — 1.3%
1,540	Landstar System, Inc.	271,086
	Health Care Providers & Services — 5.8%
3,090	CVS Health Corp.	226,528
550	Elevance Health, Inc.	257,758
3,845	Quest Diagnostics, Inc.	533,724
452	UnitedHealth Group, Inc.	222,425
		1,240,435
	Hotels, Restaurants & Leisure — 3.1%
252	Booking Holdings, Inc.[1]	676,950
	Household Products — 1.7%
2,355	Procter & Gamble Co.	368,275
	Independent Power & Renewable Electricity Producer — 1.0%
9,527	AES Corp.	225,410
	Insurance — 1.2%
6,100	Unum Group	257,420
	Interactive Media & Service — 1.7%
1,504	Meta Platforms, Inc. Class A1	361,441
	IT Services — 2.0%
4,673	Amdocs Ltd.	426,411
	Machinery — 0.5%
330	Parker-Hannifin Corp.	107,210
	Media — 5.4%
4,719	Comcast Corp. Class A	195,225
14,176	Interpublic Group of Cos., Inc.	506,508
599	Nexstar Media Group, Inc.	103,897
4,063	Omnicom Group, Inc.	367,986
		1,173,616
	Metals & Mining — 1.6%
7,109	Newmont Corp.	336,967
	Multi-Utilities — 1.7%
1,813	Public Service Enterprise Group, Inc.	114,581
2,710	WEC Energy Group, Inc.	260,621
		375,202
	Oil, Gas & Consumable Fuels — 4.8%
1,668	Exxon Mobil Corp.	197,391
4,888	Marathon Petroleum Corp.	596,336
2,524	Phillips 66	249,876
		1,043,603
	Pharmaceuticals — 4.0%
4,500	Bristol-Myers Squibb Co.	300,465
4,813	Merck & Co., Inc.	555,757
		856,222
See Notes to Financial Statements.
77

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Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Professional Services — 0.5%
2,516	Genpact Ltd.	$ 112,088
	Semiconductors & Semiconductor Equipment — 4.8%
1,552	Advanced Micro Devices, Inc.[1]	138,702
5,128	Applied Materials, Inc.	579,618
4,527	ON Semiconductor Corp.[1]	325,763
		1,044,083
	Software — 8.2%
3,913	DocuSign, Inc.[1]	193,459
22,498	Dropbox, Inc. Class A1	457,609
1,377	Salesforce, Inc.[1]	273,155
1,700	Synopsys, Inc.[1]	631,244
1,113	Workday, Inc. Class A1	207,174
		1,762,641
	Specialized REITs — 3.6%
487	Equinix, Inc.	352,627
14,535	Weyerhaeuser Co.	434,742
		787,369
	Specialty Retail — 4.2%
1,943	TJX Cos., Inc.	153,147
1,120	Ulta Beauty, Inc.[1]	617,602
1,100	Williams-Sonoma, Inc.	133,144
		903,893
	Technology Hardware, Storage & Peripherals — 3.3%
27,008	Hewlett Packard Enterprise Co.	386,755
5,024	NetApp, Inc.	315,959
		702,714
	Textiles, Apparel & Luxury Goods — 1.3%
6,638	Tapestry, Inc.	270,897
	TOTAL COMMON STOCKS (Cost $18,613,987)	21,602,252
Face Amount
REPURCHASE AGREEMENT* — 0.8%
$171,933	With Fixed Income Clearing Corp., dated 4/28/23, 1.44%, principal and interest in the amount of $171,954, due 5/1/23, (collateralized by a U.S. Treasury Note with a par value of $175,600, coupon rate of 4.375%, due 10/31/2024, market value of $175,415)	171,933
	TOTAL REPURCHASE AGREEMENT (Cost $171,933)	171,933
TOTAL INVESTMENTS (Cost $18,785,920)	100.9%	$21,774,185
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.9)	(200,217)
NET ASSETS	100.0%	$21,573,968

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
78

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Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2023 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2023, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Software	8.2%	$ 1,762,641
Health Care Providers & Services	5.8	1,240,435
Media	5.4	1,173,616
Semiconductors & Semiconductor Equipment	4.8	1,044,083
Oil, Gas & Consumable Fuels	4.8	1,043,603
Communications Equipment	4.6	990,791
Biotechnology	4.5	978,736
Capital Markets	4.4	954,748
Specialty Retail	4.2	903,893
Pharmaceuticals	4.0	856,222
Specialized REITs	3.6	787,369
Consumer Staples Distribution & Retail	3.3	721,977
Technology Hardware, Storage & Peripherals	3.3	702,714
Hotels, Restaurants & Leisure	3.1	676,950
Food Products	3.0	647,225
Financial Services	2.3	504,488
Containers & Packaging	2.2	467,201
Banks	2.2	466,125
Electrical Equipment	2.1	458,463
Building Products	2.1	453,934
IT Services	2.0	426,411
Multi-Utilities	1.7	375,202
Household Products	1.7	368,275
Interactive Media & Service	1.7	361,441
Metals & Mining	1.6	336,967
Diversified Telecommunication Services	1.4	309,200
Automobile Components	1.4	298,406
Ground Transportation	1.3	271,086
Textiles, Apparel & Luxury Goods	1.3	270,897
Insurance	1.2	257,420
Air Freight & Logistics	1.1	230,696
Independent Power & Renewable Electricity Producer	1.0	225,410
Commercial Services & Supplies	1.0	209,544
Beverages	0.7	157,039
Energy Equipment & Services	0.7	144,329
Professional Services	0.5	112,088
Machinery	0.5	107,210
Consumer Finance	0.5	106,797
Aerospace & Defense	0.5	101,747
Automobiles	0.4	96,873
TOTAL COMMON STOCKS	100.1%	$21,602,252
REPURCHASE AGREEMENT	0.8	171,933
TOTAL INVESTMENTS	100.9%	$21,774,185
See Notes to Financial Statements.
79

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Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 95.4%
	Aerospace & Defense — 0.8%
9,620	Parsons Corp.[1,2]	$ 418,470
	Air Freight & Logistics — 1.8%
3,320	Expeditors International of Washington, Inc.	377,949
7,240	Hub Group, Inc. Class A1	545,896
		923,845
	Automobiles — 1.4%
19,720	Harley-Davidson, Inc.	731,612
	Banks — 3.1%
16,020	Bank OZK	572,235
20,440	Columbia Banking System, Inc.	436,598
54,140	FNB Corp.	621,527
		1,630,360
	Beverages — 0.6%
5,060	Molson Coors Beverage Co. Class B	300,969
	Broadline Retail — 2.1%
13,920	eBay, Inc.	646,306
28,184	Macy’s, Inc.	460,526
		1,106,832
	Building Products — 1.3%
16,320	Carrier Global Corp.[2]	682,502
	Capital Markets — 3.5%
12,500	Federated Hermes, Inc.	517,375
3,940	Interactive Brokers Group, Inc. Class A	306,729
10,120	Janus Henderson Group PLC	262,614
4,840	Nasdaq, Inc.	267,991
6,540	State Street Corp.	472,580
		1,827,289
	Chemicals — 1.3%
15,980	Mosaic Co.	684,743
	Commercial Services & Supplies — 1.0%
3,420	Republic Services, Inc.[2]	494,600
	Communications Equipment — 1.3%
14,620	Cisco Systems, Inc.	690,795
	Construction & Engineering — 3.2%
7,300	AECOM[2]	606,265
6,260	EMCOR Group, Inc.[2]	1,070,460
		1,676,725
	Consumer Staples Distribution & Retail — 2.3%
11,420	Kroger Co.	555,355
18,660	Sprouts Farmers Market, Inc.[1]	646,755
		1,202,110
	Containers & Packaging — 1.0%
17,480	Westrock Co.	523,176
	Distributors — 1.9%
17,300	LKQ Corp.	998,729
	Diversified Consumer Services — 1.1%
8,080	Service Corp. International	567,135
See Notes to Financial Statements.
80

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Diversified Telecommunication Services — 1.7%
16,400	AT&T, Inc.	$ 289,788
15,820	Verizon Communications, Inc.	614,291
		904,079
	Electric Utilities — 3.4%
9,740	Evergy, Inc.	604,952
7,240	Eversource Energy	561,896
8,500	NRG Energy, Inc.	290,445
4,120	Pinnacle West Capital Corp.	323,255
		1,780,548
	Electronic Equipment, Instruments & Components — 4.5%
12,320	Jabil, Inc.	962,808
15,740	Sanmina Corp.[1]	822,573
25,500	Vishay Intertechnology, Inc.	542,895
		2,328,276
	Energy Equipment & Services — 1.5%
18,080	Baker Hughes Co. Class A	528,659
19,380	Liberty Energy, Inc.	248,258
		776,917
	Financial Services — 3.1%
12,080	Equitable Holdings, Inc.	313,959
50,560	MGIC Investment Corp.	751,827
7,100	Voya Financial, Inc.	543,008
		1,608,794
	Food Products — 3.0%
9,460	Archer-Daniels-Midland Co.	738,637
9,200	General Mills, Inc.	815,396
		1,554,033
	Gas Utilities — 1.0%
9,220	National Fuel Gas Co.	515,398
	Ground Transportation — 0.5%
8,820	CSX Corp.	270,245
	Health Care Equipment & Supplies — 0.6%
3,640	Merit Medical Systems, Inc.[1]	295,896
	Health Care Providers & Services — 2.2%
11,860	Centene Corp.[1]	817,510
4,300	CVS Health Corp.	315,233
		1,132,743
	Hotel & Resort REITs — 1.6%
39,880	Apple Hospitality REIT, Inc.[2]	593,813
16,340	Host Hotels & Resorts, Inc.[2]	264,218
		858,031
	Hotels, Restaurants & Leisure — 2.1%
38,360	International Game Technology PLC[3]	1,079,450
	Household Durables — 0.9%
10,800	Taylor Morrison Home Corp.[1]	465,372
	Household Products — 1.2%
3,900	Procter & Gamble Co.	609,882
See Notes to Financial Statements.
81

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Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Independent Power & Renewable Electricity Producer — 0.5%
10,920	AES Corp.	$ 258,367
	Insurance — 5.2%
12,520	American International Group, Inc.	664,061
9,980	Arch Capital Group Ltd.[1]	749,199
24,180	CNO Financial Group, Inc.	542,599
18,120	Unum Group	764,664
		2,720,523
	IT Services — 1.5%
8,800	Amdocs Ltd.	803,000
	Life Sciences Tools & Services — 1.0%
36,740	AbCellera Biologics, Inc.[1,3]	249,097
15,140	Avantor, Inc.[1]	294,927
		544,024
	Media — 4.5%
14,800	Comcast Corp. Class A	612,276
15,440	Fox Corp. Class A	513,535
16,300	Interpublic Group of Cos., Inc.	582,399
6,760	Omnicom Group, Inc.	612,253
		2,320,463
	Metals & Mining — 2.5%
4,000	Reliance Steel & Aluminum Co.	991,200
20,297	SSR Mining, Inc.	290,653
		1,281,853
	Multi-Utilities — 1.1%
19,600	NiSource, Inc.	557,816
	Office REITs — 0.4%
7,060	Kilroy Realty Corp.[2]	206,434
	Oil, Gas & Consumable Fuels — 1.8%
7,580	Marathon Petroleum Corp.	924,760
	Pharmaceuticals — 1.5%
4,720	Bristol-Myers Squibb Co.	315,154
12,294	Pfizer, Inc.	478,114
		793,268
	Professional Services — 5.8%
2,520	ASGN, Inc.[1,2]	180,407
11,980	CBIZ, Inc.[1,2]	631,226
9,900	CSG Systems International, Inc.[2]	521,532
21,760	Genpact Ltd.[2]	969,408
12,480	KBR, Inc.[2]	707,991
		3,010,564
	Retail REITs — 2.5%
29,760	Brixmor Property Group, Inc.[2]	634,781
10,760	Regency Centers Corp. REIT[2]	660,987
		1,295,768
	Semiconductors & Semiconductor Equipment — 0.9%
5,880	Diodes, Inc.[1]	468,636
	Software — 4.6%
24,840	ACI Worldwide, Inc.[1]	629,197
See Notes to Financial Statements.
82

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Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
13,220	Box, Inc. Class A1	$ 349,801
25,100	Dropbox, Inc. Class A1	510,534
30,220	Gen Digital, Inc.	533,988
7,100	Progress Software Corp.	389,648
		2,413,168
	Specialized REITs — 2.4%
13,140	CubeSmart[2]	597,739
19,340	VICI Properties, Inc.[2]	656,399
		1,254,138
	Technology Hardware, Storage & Peripherals — 1.2%
16,980	Hewlett Packard Enterprise Co.	243,153
15,760	Pure Storage, Inc. Class A1	359,801
		602,954
	Textiles, Apparel & Luxury Goods — 1.5%
18,480	Tapestry, Inc.	754,169
	Trading Companies & Distributors — 1.5%
14,780	Rush Enterprises, Inc. Class A2	784,966
	TOTAL COMMON STOCKS (Cost $39,026,559)	49,634,427
Face Amount
REPURCHASE AGREEMENT* — 3.2%
$1,651,530	With Fixed Income Clearing Corp., dated 4/28/23, 1.44%, principal and interest in the amount of $1,651,728, due 5/1/23, (collateralized by a U.S. Treasury Note with a par value of $1,686,400, coupon rate of 4.375%, due 10/31/2024, market value of $1,684,621)	1,651,530
	TOTAL REPURCHASE AGREEMENT (Cost $1,651,530)	1,651,530
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.6%
1,340,596	State Street Navigator Securities Lending Government Money Market Portfolio[4]	1,340,596
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,340,596)	1,340,596
TOTAL LONG INVESTMENTS (Cost $42,018,685)	101.2%	$ 52,626,553
COMMON STOCKS SOLD SHORT* — (65.3)%
	Aerospace & Defense — (1.5)%
(3,720)	Boeing Co.[1]	(769,222)
	Banks — (2.6)%
(620)	First Citizens BancShares, Inc. Class A	(624,451)
(11,420)	Glacier Bancorp, Inc.	(379,487)
(16,780)	Seacoast Banking Corp. of Florida	(372,348)
		(1,376,286)
	Beverages — (1.0)%
(1,560)	Boston Beer Co., Inc. Class A1	(495,316)
	Broadline Retail — (1.3)%
(4,000)	Amazon.com, Inc.[1]	(421,800)
See Notes to Financial Statements.
83

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Broadline Retail — (Continued)
(1,760)	Dollar Tree, Inc.[1]	$ (270,530)
		(692,330)
	Building Products — (1.1)%
(2,020)	Lennox International, Inc.	(569,458)
	Capital Markets — (4.0)%
(780)	BlackRock, Inc.	(523,536)
(660)	FactSet Research Systems, Inc.	(271,715)
(1,140)	Moody’s Corp.	(356,957)
(2,580)	Morningstar, Inc.	(460,040)
(4,280)	T Rowe Price Group, Inc.	(480,773)
		(2,093,021)
	Chemicals — (3.2)%
(3,680)	Ecolab, Inc.	(617,651)
(2,540)	FMC Corp.	(313,893)
(4,480)	International Flavors & Fragrances, Inc.	(434,381)
(4,600)	Scotts Miracle-Gro Co.	(307,326)
		(1,673,251)
	Commercial Services & Supplies — (5.3)%
(5,500)	Casella Waste Systems, Inc. Class A1	(489,500)
(7,040)	Copart, Inc.[1]	(556,512)
(4,240)	MSA Safety, Inc.	(550,140)
(13,140)	Stericycle, Inc.[1]	(599,841)
(3,400)	Waste Management, Inc.	(564,570)
		(2,760,563)
	Communications Equipment — (0.5)%
(7,800)	ViaSat, Inc.[1]	(273,234)
	Construction & Engineering — (0.5)%
(840)	Valmont Industries, Inc.	(244,070)
	Distributors — (0.6)%
(840)	Pool Corp.	(295,109)
	Diversified Consumer Services — (1.0)%
(6,840)	Bright Horizons Family Solutions, Inc.[1]	(520,661)
	Diversified REITs — (6.6)%
(4,420)	Digital Realty Trust, Inc.	(438,243)
(29,520)	Elme Communities	(508,630)
(27,160)	Healthcare Realty Trust, Inc. Class A	(537,225)
(19,700)	Healthpeak Properties, Inc.	(432,809)
(11,000)	National Health Investors, Inc. REIT	(547,470)
(9,700)	Omega Healthcare Investors, Inc. REIT	(259,572)
(6,220)	Ventas, Inc.	(298,871)
(28,720)	Vornado Realty Trust	(431,087)
		(3,453,907)
	Electric Utilities — (2.9)%
(3,640)	Constellation Energy Corp.	(281,736)
(8,300)	MGE Energy, Inc.	(635,863)
(8,320)	Southern Co.	(611,936)
		(1,529,535)
	Electrical Equipment — (2.5)%
(3,160)	Emerson Electric Co.	(263,102)
(3,360)	Regal Rexnord Corp.	(437,337)
See Notes to Financial Statements.
84

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Electrical Equipment — (Continued)
(2,200)	Rockwell Automation, Inc.	$ (623,502)
		(1,323,941)
	Electronic Equipment, Instruments & Components — (3.2)%
(11,040)	Cognex Corp.	(526,498)
(1,500)	Teledyne Technologies, Inc.[1]	(621,600)
(1,800)	Zebra Technologies Corp. Class A1	(518,454)
		(1,666,552)
	Entertainment — (1.1)%
(5,660)	Walt Disney Co.[1]	(580,150)
	Food Products — (1.9)%
(2,140)	J&J Snack Foods Corp.	(327,848)
(7,440)	McCormick & Co., Inc.	(653,604)
		(981,452)
	Ground Transportation — (1.0)%
(2,720)	Union Pacific Corp.	(532,304)
	Health Care Equipment & Supplies — (0.7)%
(1,160)	Stryker Corp.	(347,594)
	Hotels, Restaurants & Leisure — (2.7)%
(7,060)	Cracker Barrel Old Country Store, Inc.	(749,490)
(860)	Domino’s Pizza, Inc.	(273,024)
(4,740)	Papa John’s International, Inc.	(354,505)
		(1,377,019)
	Household Durables — (1.1)%
(27,080)	Sonos, Inc.[1]	(572,471)
	Independent Power & Renewable Electricity Producer — (0.9)%
(5,520)	Ormat Technologies, Inc.	(473,671)
	Insurance — (5.0)%
(3,880)	Allstate Corp.	(449,149)
(3,480)	Erie Indemnity Co. Class A	(756,308)
(11,700)	Kemper Corp.	(569,205)
(400)	Markel Corp.[1]	(547,412)
(2,160)	Progressive Corp.	(294,624)
		(2,616,698)
	Interactive Media & Service — (1.0)%
(7,000)	Ziff Davis, Inc.[1]	(511,980)
	Life Sciences Tools & Services — (0.3)%
(740)	Illumina, Inc.[1]	(152,114)
	Machinery — (0.8)%
(4,600)	Stanley Black & Decker, Inc.	(397,164)
	Oil, Gas & Consumable Fuels — (1.5)%
(25,300)	Antero Midstream Corp.	(272,228)
(3,660)	Hess Corp.	(530,920)
		(803,148)
	Professional Services — (1.3)%
(3,240)	Equifax, Inc.	(675,151)
	Semiconductors & Semiconductor Equipment — (1.2)%
(5,620)	Micron Technology, Inc.	(361,703)
See Notes to Financial Statements.
85

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
(560)	Monolithic Power Systems, Inc.	$ (258,703)
		(620,406)
	Software — (2.3)%
(2,760)	Oracle Corp.	(261,427)
(4,840)	Pegasystems, Inc.	(220,801)
(1,820)	Tyler Technologies, Inc.[1]	(689,835)
		(1,172,063)
	Specialty Retail — (1.8)%
(19,400)	Monro, Inc.	(948,272)
	Technology Hardware, Storage & Peripherals — (1.0)%
(14,360)	Western Digital Corp.[1]	(494,557)
	Water Utilities — (1.9)%
(5,680)	American States Water Co.	(504,100)
(8,680)	California Water Service Group	(486,774)
		(990,874)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(40,991,338))	(33,983,544)
TOTAL SHORT INVESTMENTS (Proceeds $(40,991,338))	(65.3)%	$(33,983,544)
TOTAL INVESTMENTS (Cost $1,027,347)	35.9%	$ 18,643,009
OTHER ASSETS IN EXCESS OF LIABILITIES	64.1	33,343,997
NET ASSETS	100.0%	$ 51,987,006

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $7,801,362.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
86

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2023, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Professional Services	5.8%	$ 3,010,564
Insurance	5.2	2,720,523
Software	4.6	2,413,168
Electronic Equipment, Instruments & Components	4.5	2,328,276
Media	4.5	2,320,463
Capital Markets	3.5	1,827,289
Electric Utilities	3.4	1,780,548
Construction & Engineering	3.2	1,676,725
Banks	3.1	1,630,360
Financial Services	3.1	1,608,794
Food Products	3.0	1,554,033
Retail REITs	2.5	1,295,768
Metals & Mining	2.5	1,281,853
Specialized REITs	2.4	1,254,138
Consumer Staples Distribution & Retail	2.3	1,202,110
Health Care Providers & Services	2.2	1,132,743
Broadline Retail	2.1	1,106,832
Hotels, Restaurants & Leisure	2.1	1,079,450
Distributors	1.9	998,729
Oil, Gas & Consumable Fuels	1.8	924,760
Air Freight & Logistics	1.8	923,845
Diversified Telecommunication Services	1.7	904,079
Hotel & Resort REITs	1.6	858,031
IT Services	1.5	803,000
Pharmaceuticals	1.5	793,268
Trading Companies & Distributors	1.5	784,966
Energy Equipment & Services	1.5	776,917
Textiles, Apparel & Luxury Goods	1.5	754,169
Automobiles	1.4	731,612
Communications Equipment	1.3	690,795
Chemicals	1.3	684,743
Building Products	1.3	682,502
Household Products	1.2	609,882
Technology Hardware, Storage & Peripherals	1.2	602,954
Diversified Consumer Services	1.1	567,135
Multi-Utilities	1.1	557,816
Life Sciences Tools & Services	1.0	544,024
Containers & Packaging	1.0	523,176
Gas Utilities	1.0	515,398
Commercial Services & Supplies	1.0	494,600
Semiconductors & Semiconductor Equipment	0.9	468,636
Household Durables	0.9	465,372
Aerospace & Defense	0.8	418,470
Beverages	0.6	300,969
Health Care Equipment & Supplies	0.6	295,896
Ground Transportation	0.5	270,245
Independent Power & Renewable Electricity Producer	0.5	258,367
Office REITs	0.4	206,434
Short Positions:
Life Sciences Tools & Services	(0.3)	(152,114)
Construction & Engineering	(0.5)	(244,070)
Communications Equipment	(0.5)	(273,234)
Distributors	(0.6)	(295,109)
See Notes to Financial Statements.
87

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2023 - (Unaudited)
	% of Net Assets	Value
INDUSTRIES: — (Continued)
Short Positions: — (Continued)
Health Care Equipment & Supplies	(0.7)%	$ (347,594)
Machinery	(0.8)	(397,164)
Independent Power & Renewable Electricity Producer	(0.9)	(473,671)
Technology Hardware, Storage & Peripherals	(1.0)	(494,557)
Beverages	(1.0)	(495,316)
Interactive Media & Service	(1.0)	(511,980)
Diversified Consumer Services	(1.0)	(520,661)
Ground Transportation	(1.0)	(532,304)
Building Products	(1.1)	(569,458)
Household Durables	(1.1)	(572,471)
Entertainment	(1.1)	(580,150)
Semiconductors & Semiconductor Equipment	(1.2)	(620,406)
Professional Services	(1.3)	(675,151)
Broadline Retail	(1.3)	(692,330)
Aerospace & Defense	(1.5)	(769,222)
Oil, Gas & Consumable Fuels	(1.5)	(803,148)
Specialty Retail	(1.8)	(948,272)
Food Products	(1.9)	(981,452)
Water Utilities	(1.9)	(990,874)
Software	(2.3)	(1,172,063)
Electrical Equipment	(2.5)	(1,323,941)
Banks	(2.6)	(1,376,286)
Hotels, Restaurants & Leisure	(2.7)	(1,377,019)
Electric Utilities	(2.9)	(1,529,535)
Electronic Equipment, Instruments & Components	(3.2)	(1,666,552)
Chemicals	(3.2)	(1,673,251)
Capital Markets	(4.0)	(2,093,021)
Insurance	(5.0)	(2,616,698)
Commercial Services & Supplies	(5.3)	(2,760,563)
Diversified REITs	(6.6)	(3,453,907)
TOTAL COMMON STOCKS	30.1%	$15,650,883
REPURCHASE AGREEMENT	3.2	1,651,530
INVESTMENT OF SECURITY LENDING COLLATERAL	2.6	1,340,596
TOTAL INVESTMENTS	35.9%	$18,643,009
See Notes to Financial Statements.
88

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 127.9%
	Aerospace & Defense — 0.5%
4,940	Parsons Corp.[1,2]	$ 214,890
	Automobile Components — 1.1%
9,780	BorgWarner, Inc.	470,711
	Automobiles — 2.8%
40,400	Ford Motor Co.[2]	479,952
18,520	Harley-Davidson, Inc.	687,092
		1,167,044
	Banks — 2.8%
18,740	Citizens Financial Group, Inc.[2]	579,816
52,540	FNB Corp.	603,159
		1,182,975
	Beverages — 0.6%
3,680	Coca-Cola Co.[2]	236,072
	Biotechnology — 1.2%
26,600	Exelixis, Inc.[1]	486,780
	Broadline Retail — 2.2%
13,900	eBay, Inc.[2]	645,377
15,860	Macy’s, Inc.[2]	259,152
		904,529
	Building Products — 1.5%
14,660	Carrier Global Corp.[2]	613,081
	Capital Markets — 3.8%
11,460	Bank of New York Mellon Corp.[2]	488,082
15,600	Federated Hermes, Inc.	645,684
5,800	Interactive Brokers Group, Inc. Class A2	451,530
		1,585,296
	Chemicals — 1.3%
12,800	Mosaic Co.[2]	548,480
	Commercial Services & Supplies — 1.0%
7,400	Ritchie Bros Auctioneers, Inc.[2]	423,206
	Communications Equipment — 2.5%
4,260	Ciena Corp.[1]	196,130
13,020	Cisco Systems, Inc.[2]	615,195
7,940	Juniper Networks, Inc.	239,391
		1,050,716
	Construction & Engineering — 2.8%
6,780	EMCOR Group, Inc.[2]	1,159,380
	Consumer Staples Distribution & Retail — 3.3%
12,700	Kroger Co.[2]	617,601
21,700	Sprouts Farmers Market, Inc.[1,2]	752,122
		1,369,723
	Containers & Packaging — 2.0%
11,520	Graphic Packaging Holding Co.	284,083
10,960	Silgan Holdings, Inc.	539,890
		823,973
	Distributors — 2.0%
14,560	LKQ Corp.[2]	840,549
See Notes to Financial Statements.
89

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Diversified REITs — 0.5%
8,620	Essential Properties Realty Trust, Inc. REIT	$ 213,345
	Diversified Telecommunication Services — 1.8%
12,720	AT&T, Inc.	224,762
13,660	Verizon Communications, Inc.[2]	530,418
		755,180
	Electric Utilities — 2.2%
7,400	Eversource Energy[2]	574,314
4,520	Pinnacle West Capital Corp.[2]	354,639
		928,953
	Electrical Equipment — 1.0%
10,300	nVent Electric PLC[2]	431,879
	Electronic Equipment, Instruments & Components — 4.5%
6,980	Amphenol Corp. Class A2	526,781
4,220	Arrow Electronics, Inc.[1]	482,895
11,760	Sanmina Corp.[1]	614,577
9,700	Vontier Corp.	263,161
		1,887,414
	Energy Equipment & Services — 2.7%
20,660	Baker Hughes Co. Class A2	604,098
40,300	Liberty Energy, Inc.	516,243
		1,120,341
	Entertainment — 1.3%
7,320	Liberty Media Corp-Liberty Formula One[1]	528,431
	Financial Services — 5.0%
5,740	Essent Group Ltd.	243,778
2,980	Fiserv, Inc.[1,2]	363,918
52,320	MGIC Investment Corp.	777,998
9,120	Voya Financial, Inc.[3]	697,498
		2,083,192
	Food Products — 4.6%
2,600	Archer-Daniels-Midland Co.[2]	203,008
7,660	Cal-Maine Foods, Inc.	363,850
11,380	Darling Ingredients, Inc.[1,2]	677,907
7,360	General Mills, Inc.[2]	652,317
		1,897,082
	Gas Utilities — 1.6%
7,460	National Fuel Gas Co.	417,014
7,840	UGI Corp.[2]	265,619
		682,633
	Ground Transportation — 1.8%
18,140	CSX Corp.[2]	555,810
11,200	RXO, Inc.[1,2]	202,608
		758,418
	Health Care Equipment & Supplies — 2.7%
11,140	Envista Holdings Corp.[1]	428,778
8,420	Merit Medical Systems, Inc.[1]	684,462
		1,113,240
See Notes to Financial Statements.
90

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — 4.5%
7,780	Centene Corp.[1,2]	$ 536,275
6,960	Henry Schein, Inc.[1,2]	562,438
2,548	Molina Healthcare, Inc.[1,2]	759,024
		1,857,737
	Hotel & Resort REITs — 0.9%
11,400	Apple Hospitality REIT, Inc.	169,746
12,840	Host Hotels & Resorts, Inc.[2]	207,623
		377,369
	Hotels, Restaurants & Leisure — 2.2%
32,660	International Game Technology PLC[3]	919,052
	Household Durables — 2.3%
22,480	Taylor Morrison Home Corp.[1,2]	968,663
	Insurance — 3.9%
9,920	Arch Capital Group Ltd.[1,2]	744,694
4,140	Axis Capital Holdings Ltd.[2]	234,076
14,880	Unum Group[2]	627,936
		1,606,706
	IT Services — 2.3%
2,720	Akamai Technologies, Inc.[1]	222,958
8,000	Amdocs Ltd.[2]	730,000
		952,958
	Life Sciences Tools & Services — 2.2%
20,240	Avantor, Inc.[1]	394,275
2,520	Medpace Holdings, Inc.[1]	504,353
		898,628
	Machinery — 2.8%
42,100	Gates Industrial Corp. PLC[1]	567,087
3,940	Hillenbrand, Inc.	179,743
5,820	PACCAR, Inc.[2]	434,696
		1,181,526
	Media — 6.2%
17,600	Comcast Corp. Class A2	728,112
16,160	Fox Corp. Class A	537,482
15,820	Interpublic Group of Cos., Inc.	565,249
8,480	Omnicom Group, Inc.	768,033
		2,598,876
	Metals & Mining — 1.5%
2,546	Reliance Steel & Aluminum Co.[2]	630,899
	Multi-Utilities — 1.5%
22,020	NiSource, Inc.[2]	626,689
	Oil, Gas & Consumable Fuels — 2.3%
8,020	Marathon Petroleum Corp.	978,440
	Passenger Airlines — 0.5%
4,800	Alaska Air Group, Inc.[1,2]	208,608
	Personal Care Products — 1.5%
6,540	elf Beauty, Inc.[1]	606,650
	Pharmaceuticals — 4.7%
10,160	Amphastar Pharmaceuticals, Inc.[1]	363,423
See Notes to Financial Statements.
91

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Pharmaceuticals — (Continued)
8,180	Bristol-Myers Squibb Co.	$ 546,179
13,360	Pfizer, Inc.[2]	519,570
14,700	Supernus Pharmaceuticals, Inc.[1]	541,842
		1,971,014
	Professional Services — 4.6%
11,800	CBIZ, Inc.[1,2]	621,742
10,540	CSG Systems International, Inc.[2]	555,247
16,560	Genpact Ltd.[2]	737,748
		1,914,737
	Retail REITs — 2.7%
12,860	National Retail Properties, Inc.[2]	559,410
9,040	Regency Centers Corp. REIT[2]	555,327
		1,114,737
	Semiconductors & Semiconductor Equipment — 2.6%
8,860	Diodes, Inc.[1]	706,142
5,180	ON Semiconductor Corp.[1,2]	372,753
		1,078,895
	Software — 9.1%
24,560	Box, Inc. Class A1	649,858
8,700	Clear Secure, Inc. Class A3	210,453
23,920	Dropbox, Inc. Class A1	486,533
31,540	Gen Digital, Inc.[2]	557,312
10,200	PagerDuty, Inc.[1]	306,612
12,780	Progress Software Corp.	701,366
6,120	SPS Commerce, Inc.[1]	901,476
		3,813,610
	Specialized REITs — 1.4%
16,680	VICI Properties, Inc.[2]	566,119
	Specialty Retail — 2.6%
3,660	Academy Sports & Outdoors, Inc.	232,483
20,040	Foot Locker, Inc.	841,480
		1,073,963
	Technology Hardware, Storage & Peripherals — 2.7%
43,460	Hewlett Packard Enterprise Co.[2]	622,347
22,540	Pure Storage, Inc. Class A1	514,588
		1,136,935
	Trading Companies & Distributors — 1.8%
5,260	WESCO International, Inc.[2]	757,440
	TOTAL COMMON STOCKS (Cost $42,535,670)	53,317,764
Face Amount
REPURCHASE AGREEMENT* — 0.2%
$ 85,327	With Fixed Income Clearing Corp., dated 4/28/23, 1.44%, principal and interest in the amount of $85,337, due 5/1/23, (collateralized by a U.S. Treasury Note with a par value of $87,200, coupon rate of 4.375%, due 10/31/2024, market value of $87,108)	85,327
	TOTAL REPURCHASE AGREEMENT (Cost $85,327)	85,327
See Notes to Financial Statements.
92

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.5%
1,034,845	State Street Navigator Securities Lending Government Money Market Portfolio[4]	$ 1,034,845
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,034,845)	1,034,845
TOTAL LONG INVESTMENTS (Cost $43,655,842)	130.6%	$ 54,437,936
COMMON STOCKS SOLD SHORT* — (28.1)%
	Aerospace & Defense — (1.2)%
(1,020)	Boeing Co.[1]	(210,916)
(2,020)	Mercury Systems, Inc.[1]	(96,293)
(2,040)	Raytheon Technologies Corp.	(203,796)
		(511,005)
	Banks — (0.3)%
(3,500)	Glacier Bancorp, Inc.	(116,305)
	Beverages — (1.2)%
(500)	Boston Beer Co., Inc. Class A1	(158,755)
(2,560)	Brown-Forman Corp. Class B	(166,630)
(700)	Constellation Brands, Inc. Class A	(160,629)
		(486,014)
	Broadline Retail — (0.6)%
(800)	Amazon.com, Inc.[1]	(84,360)
(1,200)	Dollar Tree, Inc.[1]	(184,452)
		(268,812)
	Building Products — (0.6)%
(600)	Lennox International, Inc.	(169,146)
(1,200)	Trex Co., Inc.[1]	(65,592)
		(234,738)
	Capital Markets — (1.4)%
(300)	Moody’s Corp.	(93,936)
(1,800)	Morgan Stanley	(161,946)
(740)	Morningstar, Inc.	(131,950)
(1,600)	T Rowe Price Group, Inc.	(179,728)
		(567,560)
	Chemicals — (1.2)%
(1,100)	Ecolab, Inc.	(184,624)
(1,600)	International Flavors & Fragrances, Inc.	(155,136)
(700)	Sherwin-Williams Co.	(166,278)
		(506,038)
	Commercial Services & Supplies — (3.1)%
(1,900)	Casella Waste Systems, Inc. Class A1	(169,100)
(1,200)	Clean Harbors, Inc.[1]	(174,192)
(2,400)	Copart, Inc.[1]	(189,720)
(1,440)	MSA Safety, Inc.	(186,840)
(4,600)	Rollins, Inc.	(194,350)
(4,040)	Stericycle, Inc.[1]	(184,426)
(1,120)	Waste Management, Inc.	(185,976)
		(1,284,604)
	Distributors — (0.4)%
(500)	Pool Corp.	(175,660)
	Diversified Consumer Services — (0.1)%
(634)	Bright Horizons Family Solutions, Inc.[1]	(48,260)
See Notes to Financial Statements.
93

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Diversified REITs — (2.7)%
(1,420)	Digital Realty Trust, Inc.	$ (140,793)
(6,940)	Healthcare Realty Trust, Inc. Class A	(137,273)
(5,640)	Healthpeak Properties, Inc.	(123,911)
(3,300)	National Health Investors, Inc. REIT	(164,241)
(1,120)	Target Corp.	(176,680)
(2,920)	Ventas, Inc.	(140,306)
(6,260)	Vornado Realty Trust	(93,963)
(1,800)	Welltower, Inc. REIT	(142,596)
		(1,119,763)
	Electric Utilities — (0.8)%
(2,280)	MGE Energy, Inc.	(174,671)
(1,920)	Southern Co.	(141,216)
		(315,887)
	Electrical Equipment — (1.1)%
(1,840)	Emerson Electric Co.	(153,198)
(1,100)	Regal Rexnord Corp.	(143,176)
(600)	Rockwell Automation, Inc.	(170,046)
		(466,420)
	Electronic Equipment, Instruments & Components — (0.5)%
(1,980)	Cognex Corp.	(94,426)
(360)	Zebra Technologies Corp. Class A1	(103,691)
		(198,117)
	Food Products — (0.7)%
(800)	J&J Snack Foods Corp.	(122,560)
(2,100)	McCormick & Co., Inc.	(184,485)
		(307,045)
	Ground Transportation — (1.2)%
(740)	Norfolk Southern Corp.	(150,242)
(3,420)	U-Haul Holding Co.	(185,022)
(900)	Union Pacific Corp.	(176,130)
		(511,394)
	Health Care Equipment & Supplies — (1.0)%
(500)	Becton Dickinson & Co.	(132,155)
(500)	Intuitive Surgical, Inc.[1]	(150,610)
(500)	Stryker Corp.	(149,825)
		(432,590)
	Hotels, Restaurants & Leisure — (1.1)%
(1,580)	Cracker Barrel Old Country Store, Inc.	(167,733)
(500)	Domino’s Pizza, Inc.	(158,735)
(1,880)	Papa John’s International, Inc.	(140,605)
		(467,073)
	Household Durables — (0.8)%
(5,320)	Leggett & Platt, Inc.	(171,889)
(8,420)	Sonos, Inc.[1]	(177,999)
		(349,888)
	Independent Power & Renewable Electricity Producer — (0.3)%
(1,380)	Ormat Technologies, Inc.	(118,418)
	Insurance — (1.7)%
(1,580)	Allstate Corp.	(182,901)
(1,640)	Cincinnati Financial Corp.	(174,561)
See Notes to Financial Statements.
94

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Insurance — (Continued)
(720)	Erie Indemnity Co. Class A	$ (156,478)
(3,860)	Kemper Corp.	(187,789)
		(701,729)
	IT Services — (0.3)%
(1,620)	Maximus, Inc.	(135,513)
	Machinery — (0.9)%
(700)	RBC Bearings, Inc.[1]	(158,907)
(2,300)	Stanley Black & Decker, Inc.	(198,582)
		(357,489)
	Oil, Gas & Consumable Fuels — (0.3)%
(1,000)	Hess Corp.	(145,060)
	Professional Services — (0.5)%
(900)	Equifax, Inc.	(187,542)
	Software — (0.4)%
(400)	Tyler Technologies, Inc.[1]	(151,612)
	Specialty Retail — (1.3)%
(4,720)	Bath & Body Works, Inc.	(165,672)
(2,480)	CarMax, Inc.[1]	(173,674)
(200)	O’Reilly Automotive, Inc.[1]	(183,462)
		(522,808)
	Technology Hardware, Storage & Peripherals — (0.4)%
(4,800)	Western Digital Corp.[1]	(165,312)
	Trading Companies & Distributors — (0.5)%
(2,420)	H&E Equipment Services, Inc.	(88,330)
(1,400)	McGrath RentCorp	(124,432)
		(212,762)
	Water Utilities — (1.5)%
(2,000)	American States Water Co.	(177,500)
(3,660)	California Water Service Group	(205,253)
(2,180)	Essential Utilities, Inc.	(93,086)
(2,200)	SJW Group	(167,024)
		(642,863)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(13,150,941))	(11,708,281)
TOTAL SHORT INVESTMENTS (Proceeds $(13,150,941))	(28.1)%	$(11,708,281)
TOTAL INVESTMENTS (Cost $30,504,901)	102.5%	$ 42,729,655
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.5)	(1,050,626)
NET ASSETS	100.0%	$ 41,679,029

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $13,615,246.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
95

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2023, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Software	9.1%	$ 3,813,610
Media	6.2	2,598,876
Financial Services	5.0	2,083,192
Pharmaceuticals	4.7	1,971,014
Professional Services	4.6	1,914,737
Food Products	4.6	1,897,082
Electronic Equipment, Instruments & Components	4.5	1,887,414
Health Care Providers & Services	4.5	1,857,737
Insurance	3.9	1,606,706
Capital Markets	3.8	1,585,296
Consumer Staples Distribution & Retail	3.3	1,369,723
Banks	2.8	1,182,975
Machinery	2.8	1,181,526
Automobiles	2.8	1,167,044
Construction & Engineering	2.8	1,159,380
Technology Hardware, Storage & Peripherals	2.7	1,136,935
Energy Equipment & Services	2.7	1,120,341
Retail REITs	2.7	1,114,737
Health Care Equipment & Supplies	2.7	1,113,240
Semiconductors & Semiconductor Equipment	2.6	1,078,895
Specialty Retail	2.6	1,073,963
Communications Equipment	2.5	1,050,716
Oil, Gas & Consumable Fuels	2.3	978,440
Household Durables	2.3	968,663
IT Services	2.3	952,958
Electric Utilities	2.2	928,953
Hotels, Restaurants & Leisure	2.2	919,052
Broadline Retail	2.2	904,529
Life Sciences Tools & Services	2.2	898,628
Distributors	2.0	840,549
Containers & Packaging	2.0	823,973
Ground Transportation	1.8	758,418
Trading Companies & Distributors	1.8	757,440
Diversified Telecommunication Services	1.8	755,180
Gas Utilities	1.6	682,633
Metals & Mining	1.5	630,899
Multi-Utilities	1.5	626,689
Building Products	1.5	613,081
Personal Care Products	1.5	606,650
Specialized REITs	1.4	566,119
Chemicals	1.3	548,480
Entertainment	1.3	528,431
Biotechnology	1.2	486,780
Automobile Components	1.1	470,711
Electrical Equipment	1.0	431,879
Commercial Services & Supplies	1.0	423,206
Hotel & Resort REITs	0.9	377,369
Beverages	0.6	236,072
Aerospace & Defense	0.5	214,890
Diversified REITs	0.5	213,345
Passenger Airlines	0.5	208,608
See Notes to Financial Statements.
96

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2023 - (Unaudited)
	% of Net Assets	Value
INDUSTRIES: — (Continued)
Short Positions:
Diversified Consumer Services	(0.1)%	$ (48,260)
Banks	(0.3)	(116,305)
Independent Power & Renewable Electricity Producer	(0.3)	(118,418)
IT Services	(0.3)	(135,513)
Oil, Gas & Consumable Fuels	(0.3)	(145,060)
Software	(0.4)	(151,612)
Technology Hardware, Storage & Peripherals	(0.4)	(165,312)
Distributors	(0.4)	(175,660)
Professional Services	(0.5)	(187,542)
Electronic Equipment, Instruments & Components	(0.5)	(198,117)
Trading Companies & Distributors	(0.5)	(212,762)
Building Products	(0.6)	(234,738)
Broadline Retail	(0.6)	(268,812)
Food Products	(0.7)	(307,045)
Electric Utilities	(0.8)	(315,887)
Household Durables	(0.8)	(349,888)
Machinery	(0.9)	(357,489)
Health Care Equipment & Supplies	(1.0)	(432,590)
Electrical Equipment	(1.1)	(466,420)
Hotels, Restaurants & Leisure	(1.1)	(467,073)
Beverages	(1.2)	(486,014)
Chemicals	(1.2)	(506,038)
Aerospace & Defense	(1.2)	(511,005)
Ground Transportation	(1.2)	(511,394)
Specialty Retail	(1.3)	(522,808)
Capital Markets	(1.4)	(567,560)
Water Utilities	(1.5)	(642,863)
Insurance	(1.7)	(701,729)
Diversified REITs	(2.7)	(1,119,763)
Commercial Services & Supplies	(3.1)	(1,284,604)
TOTAL COMMON STOCKS	99.8%	$41,609,483
REPURCHASE AGREEMENT	0.2	85,327
INVESTMENT OF SECURITY LENDING COLLATERAL	2.5	1,034,845
TOTAL INVESTMENTS	102.5%	$42,729,655
See Notes to Financial Statements.
97

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.4%
	Aerospace & Defense — 2.3%
42,822	Raytheon Technologies Corp.	$ 4,277,918
	Banks — 4.3%
29,644	JPMorgan Chase & Co.	4,097,987
28,814	PNC Financial Services Group, Inc.	3,753,023
		7,851,010
	Beverages — 2.3%
22,617	PepsiCo, Inc.	4,317,359
	Broadline Retail — 1.8%
31,325	Amazon.com, Inc.[1]	3,303,221
	Capital Markets — 1.3%
30,355	Northern Trust Corp.	2,372,547
	Chemicals — 1.6%
21,519	PPG Industries, Inc.	3,018,255
	Communications Equipment — 1.8%
70,653	Cisco Systems, Inc.	3,338,354
	Construction Materials — 2.7%
13,412	Martin Marietta Materials, Inc.	4,871,239
	Consumer Staples Distribution & Retail — 2.0%
16,795	Dollar General Corp.	3,719,421
	Electrical Equipment — 2.7%
35,537	AMETEK, Inc.	4,901,619
	Electronic Equipment, Instruments & Components — 3.3%
80,083	Amphenol Corp. Class A	6,043,864
	Financial Services — 6.4%
30,912	Global Payments, Inc.	3,484,091
21,894	Mastercard, Inc. Class A	8,320,377
		11,804,468
	Ground Transportation — 4.0%
13,068	Old Dominion Freight Line, Inc.	4,186,856
15,931	Union Pacific Corp.	3,117,697
		7,304,553
	Health Care Equipment & Supplies — 4.7%
43,984	Abbott Laboratories	4,858,912
12,841	Stryker Corp.	3,847,806
		8,706,718
	Health Care Providers & Services — 3.5%
18,917	Laboratory Corp. of America Holdings	4,288,673
4,343	UnitedHealth Group, Inc.	2,137,147
		6,425,820
	Hotels, Restaurants & Leisure — 3.9%
2,693	Booking Holdings, Inc.[1]	7,234,233
	Household Products — 1.8%
33,439	Church & Dwight Co., Inc.	3,247,596
	Insurance — 2.7%
24,577	Chubb Ltd.	4,953,740
	Interactive Media & Service — 5.0%
84,379	Alphabet, Inc. Class C1	9,131,495
See Notes to Financial Statements.
98

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — 4.2%
13,526	Accenture PLC Class A	$ 3,791,202
13,110	Gartner, Inc.[1]	3,965,251
		7,756,453
	Life Sciences Tools & Services — 2.1%
13,047	Waters Corp.[1]	3,918,797
	Machinery — 2.2%
12,576	Parker-Hannifin Corp.	4,085,691
	Media — 2.5%
109,592	Comcast Corp. Class A	4,533,821
	Oil, Gas & Consumable Fuels — 3.5%
38,161	Chevron Corp.	6,433,181
	Pharmaceuticals — 6.3%
52,937	Bristol-Myers Squibb Co.	3,534,603
14,295	Eli Lilly & Co.	5,658,819
13,222	Zoetis, Inc.	2,324,163
		11,517,585
	Software — 8.8%
6,006	Adobe, Inc.[1]	2,267,625
30,985	Microsoft Corp.	9,520,451
47,301	Oracle Corp.	4,480,351
		16,268,427
	Specialty Retail — 7.2%
8,015	Home Depot, Inc.	2,408,828
42,493	Ross Stores, Inc.	4,535,278
11,437	Ulta Beauty, Inc.[1]	6,306,705
		13,250,811
	Technology Hardware, Storage & Peripherals — 4.5%
48,783	Apple, Inc.	8,277,500
	TOTAL COMMON STOCKS (Cost $83,880,409)	182,865,696
Face Amount
REPURCHASE AGREEMENT* — 0.6%
$1,147,063	With Fixed Income Clearing Corp., dated 4/28/23, 1.44%, principal and interest in the amount of $1,147,201, due 5/1/23, (collateralized by a U.S. Treasury Note with a par value of $1,171,300, coupon rate of 4.375%, due 10/31/2024, market value of $1,170,065)	1,147,063
	TOTAL REPURCHASE AGREEMENT (Cost $1,147,063)	1,147,063
TOTAL INVESTMENTS (Cost $85,027,472)	100.0%	$184,012,759
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(54,378)
NET ASSETS	100.0%	$183,958,381

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
99

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2023 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2023, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Software	8.8%	$ 16,268,427
Specialty Retail	7.2	13,250,811
Financial Services	6.4	11,804,468
Pharmaceuticals	6.3	11,517,585
Interactive Media & Service	5.0	9,131,495
Health Care Equipment & Supplies	4.7	8,706,718
Technology Hardware, Storage & Peripherals	4.5	8,277,500
Banks	4.3	7,851,010
IT Services	4.2	7,756,453
Ground Transportation	4.0	7,304,553
Hotels, Restaurants & Leisure	3.9	7,234,233
Oil, Gas & Consumable Fuels	3.5	6,433,181
Health Care Providers & Services	3.5	6,425,820
Electronic Equipment, Instruments & Components	3.3	6,043,864
Insurance	2.7	4,953,740
Electrical Equipment	2.7	4,901,619
Construction Materials	2.7	4,871,239
Media	2.5	4,533,821
Beverages	2.3	4,317,359
Aerospace & Defense	2.3	4,277,918
Machinery	2.2	4,085,691
Life Sciences Tools & Services	2.1	3,918,797
Consumer Staples Distribution & Retail	2.0	3,719,421
Communications Equipment	1.8	3,338,354
Broadline Retail	1.8	3,303,221
Household Products	1.8	3,247,596
Chemicals	1.6	3,018,255
Capital Markets	1.3	2,372,547
TOTAL COMMON STOCKS	99.4%	$182,865,696
REPURCHASE AGREEMENT	0.6	1,147,063
TOTAL INVESTMENTS	100.0%	$184,012,759
See Notes to Financial Statements.
100

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.6%
	Automobile Components — 0.8%
73,725	LCI Industries	$ 8,327,976
	Banks — 9.3%
286,530	Ameris Bancorp	9,598,755
433,307	BankUnited, Inc.	9,771,073
278,856	Cathay General Bancorp	8,887,141
483,753	Columbia Banking System, Inc.	10,332,964
1,250,317	FNB Corp.	14,353,639
301,880	Hancock Whitney Corp.	11,024,658
425,145	Simmons First National Corp. Class A	7,104,173
338,246	Western Alliance Bancorp	12,555,691
150,242	Wintrust Financial Corp.	10,272,045
		93,900,139
	Biotechnology — 3.2%
447,704	Alkermes PLC[1]	12,781,949
315,602	Halozyme Therapeutics, Inc.[1]	10,140,292
951,924	Ironwood Pharmaceuticals, Inc.[1]	9,909,529
		32,831,770
	Broadline Retail — 0.8%
347,000	Kohl’s Corp.	7,644,410
	Building Products — 2.2%
901,456	Hayward Holdings, Inc.[1,2]	10,853,530
126,055	Masonite International Corp.[1]	11,522,688
		22,376,218
	Capital Markets — 3.4%
96,285	Evercore, Inc. Class A	10,983,230
200,943	Stifel Financial Corp.	12,050,551
577,015	Virtu Financial, Inc. Class A	11,569,151
		34,602,932
	Chemicals — 2.7%
153,498	Ingevity Corp.[1]	11,011,946
477,474	Valvoline, Inc.	16,496,727
		27,508,673
	Construction & Engineering — 4.0%
180,244	Arcosa, Inc.	12,173,680
105,821	Dycom Industries, Inc.[1]	9,801,141
105,821	EMCOR Group, Inc.	18,095,391
		40,070,212
	Consumer Staples Distribution & Retail — 1.0%
343,046	Grocery Outlet Holding Corp.[1]	10,215,910
	Containers & Packaging — 2.4%
535,385	Graphic Packaging Holding Co.	13,202,594
224,201	Silgan Holdings, Inc.	11,044,141
		24,246,735
	Diversified Consumer Services — 1.2%
435,378	Frontdoor, Inc.[1]	11,911,942
	Electric Utilities — 1.0%
209,083	Portland General Electric Co.	10,583,782
	Electrical Equipment — 1.2%
146,754	EnerSys	12,176,179
See Notes to Financial Statements.
101

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 0.9%
733,072	TTM Technologies, Inc.[1]	$ 8,657,580
	Energy Equipment & Services — 1.6%
228,620	Helmerich & Payne, Inc.	7,581,039
705,163	Liberty Energy, Inc.	9,033,138
		16,614,177
	Financial Services — 1.0%
424,214	Radian Group, Inc.	10,295,674
	Food Products — 2.1%
810,752	Hostess Brands, Inc.[1]	20,884,972
	Gas Utilities — 1.3%
247,691	New Jersey Resources Corp.	12,790,763
	Health Care Equipment & Supplies — 4.5%
94,890	CONMED Corp.[2]	11,915,337
188,384	Integra LifeSciences Holdings Corp.[1]	10,421,403
42,561	Mesa Laboratories, Inc.	7,086,832
471,427	Neogen Corp.[1]	8,117,973
194,199	NuVasive, Inc.[1]	8,358,325
		45,899,870
	Health Care Providers & Services — 3.0%
209,549	HealthEquity, Inc.[1]	11,200,394
1,211,012	R1 RCM, Inc.[1]	18,879,677
		30,080,071
	Health Care Technology — 3.0%
583,992	Certara, Inc.[1]	14,115,086
441,192	Evolent Health, Inc. Class A1	16,063,801
		30,178,887
	Hotels, Restaurants & Leisure — 1.9%
280,716	Boyd Gaming Corp.	19,481,690
	Household Durables — 2.1%
295,368	La-Z-Boy, Inc.	8,485,923
436,075	Tri Pointe Homes, Inc.[1]	12,506,631
		20,992,554
	Household Products — 1.0%
308,392	Energizer Holdings, Inc.	10,309,545
	Industrial REITs — 1.9%
925,876	LXP Industrial Trust	8,703,234
317,695	STAG Industrial, Inc.	10,760,330
		19,463,564
	Insurance — 1.0%
239,783	Stewart Information Services Corp.	9,986,962
	Interactive Media & Services — 1.8%
649,113	Cargurus, Inc.[1]	10,671,418
104,658	Ziff Davis, Inc.[1]	7,654,686
		18,326,104
	IT Services — 1.0%
304,904	DigitalOcean Holdings, Inc.[1,2]	9,616,672
	Leisure Product — 0.9%
231,876	YETI Holdings, Inc.[1]	9,147,508
See Notes to Financial Statements.
102

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — 3.6%
365,041	Maravai LifeSciences Holdings, Inc. Class A1	$ 5,033,916
82,563	Medpace Holdings, Inc.[1]	16,524,159
1,023,557	NeoGenomics, Inc.[1]	14,964,403
		36,522,478
	Machinery — 1.3%
284,205	Hillenbrand, Inc.	12,965,432
	Media — 1.3%
74,423	Nexstar Media Group, Inc.	12,908,669
	Office REITs — 0.5%
772,610	Piedmont Office Realty Trust, Inc. Class A	5,029,691
	Oil, Gas & Consumable Fuels — 4.3%
877,733	CNX Resources Corp.[1]	13,631,194
186,524	PDC Energy, Inc.	12,133,386
361,884	SM Energy Co.	10,161,703
581,202	Talos Energy, Inc.[1]	7,921,783
		43,848,066
	Pharmaceuticals — 2.7%
266,064	Pacira BioSciences, Inc.[1]	12,055,360
250,947	Prestige Consumer Healthcare, Inc.[1]	15,440,769
		27,496,129
	Professional Services — 3.4%
127,915	ASGN, Inc.[1]	9,157,435
43,491	CACI International, Inc. Class A1	13,626,600
679,348	Verra Mobility Corp.[1,2]	11,514,949
		34,298,984
	Real Estate Management & Development — 1.5%
664,230	Cushman & Wakefield PLC[1,2]	6,542,665
488,405	Kennedy-Wilson Holdings, Inc.	8,195,436
		14,738,101
	Semiconductors & Semiconductor Equipment — 2.4%
189,780	Diodes, Inc.[1]	15,125,466
199,315	Rambus, Inc.[1]	8,837,627
		23,963,093
	Software — 4.4%
198,850	CommVault Systems, Inc.[1]	11,586,990
230,480	Progress Software Corp.	12,648,742
85,122	SPS Commerce, Inc.[1]	12,538,471
210,711	Verint Systems, Inc.[1]	7,688,844
		44,463,047
	Specialized REITs — 0.7%
454,681	Outfront Media, Inc.	7,574,986
	Specialty Retail — 3.0%
70,469	Asbury Automotive Group, Inc.[1]	13,632,933
385,607	Foot Locker, Inc.[2]	16,191,638
		29,824,571
	Textiles, Apparel & Luxury Goods — 1.3%
283,740	Kontoor Brands, Inc.	12,816,536
	Trading Companies & Distributors — 6.0%
254,203	Beacon Roofing Supply, Inc.[1]	15,297,937
166,290	Boise Cascade Co.	11,359,270
See Notes to Financial Statements.
103

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Trading Companies & Distributors — (Continued)
538,408	Univar Solutions, Inc.[1]	$ 19,113,484
100,704	WESCO International, Inc.	14,501,376
		60,272,067
	TOTAL COMMON STOCKS (Cost $802,831,695)	995,845,321
Face Amount
REPURCHASE AGREEMENT* — 1.5%
$15,679,670	With Fixed Income Clearing Corp., dated 4/28/23, 1.44%, principal and interest in the amount of $15,681,552, due 5/1/23, (collateralized by a U.S. Treasury Note with a par value of $16,010,200, coupon rate of 4.375%, due 10/31/2024, market value of $15,993,314)	15,679,670
	TOTAL REPURCHASE AGREEMENT (Cost $15,679,670)	15,679,670
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.9%
29,248,937	State Street Navigator Securities Lending Government Money Market Portfolio[3]	29,248,937
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $29,248,937)	29,248,937
TOTAL INVESTMENTS (Cost $847,760,302)	103.0%	$1,040,773,928
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.0)	(30,421,272)
NET ASSETS	100.0%	$1,010,352,656

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
104

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2023 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2023, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	9.3%	$ 93,900,139
Trading Companies & Distributors	6.0	60,272,067
Health Care Equipment & Supplies	4.5	45,899,870
Software	4.4	44,463,047
Oil, Gas & Consumable Fuels	4.3	43,848,066
Construction & Engineering	4.0	40,070,212
Life Sciences Tools & Services	3.6	36,522,478
Capital Markets	3.4	34,602,932
Professional Services	3.4	34,298,984
Biotechnology	3.2	32,831,770
Health Care Technology	3.0	30,178,887
Health Care Providers & Services	3.0	30,080,071
Specialty Retail	3.0	29,824,571
Chemicals	2.7	27,508,673
Pharmaceuticals	2.7	27,496,129
Containers & Packaging	2.4	24,246,735
Semiconductors & Semiconductor Equipment	2.4	23,963,093
Building Products	2.2	22,376,218
Household Durables	2.1	20,992,554
Food Products	2.1	20,884,972
Hotels, Restaurants & Leisure	1.9	19,481,690
Industrial REITs	1.9	19,463,564
Interactive Media & Services	1.8	18,326,104
Energy Equipment & Services	1.6	16,614,177
Real Estate Management & Development	1.5	14,738,101
Machinery	1.3	12,965,432
Media	1.3	12,908,669
Textiles, Apparel & Luxury Goods	1.3	12,816,536
Gas Utilities	1.3	12,790,763
Electrical Equipment	1.2	12,176,179
Diversified Consumer Services	1.2	11,911,942
Electric Utilities	1.0	10,583,782
Household Products	1.0	10,309,545
Financial Services	1.0	10,295,674
Consumer Staples Distribution & Retail	1.0	10,215,910
Insurance	1.0	9,986,962
IT Services	1.0	9,616,672
Leisure Product	0.9	9,147,508
Electronic Equipment, Instruments & Components	0.9	8,657,580
Automobile Components	0.8	8,327,976
Broadline Retail	0.8	7,644,410
Specialized REITs	0.7	7,574,986
Office REITs	0.5	5,029,691
TOTAL COMMON STOCKS	98.6%	$ 995,845,321
REPURCHASE AGREEMENT	1.5	15,679,670
INVESTMENT OF SECURITY LENDING COLLATERAL	2.9	29,248,937
TOTAL INVESTMENTS	103.0%	$1,040,773,928
See Notes to Financial Statements.
105

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.0%
	Aerospace & Defense — 2.4%
4,960	Raytheon Technologies Corp.	$ 495,504
	Air Freight & Logistics — 1.7%
1,964	United Parcel Service, Inc. Class B	353,147
	Banks — 2.7%
4,018	JPMorgan Chase & Co.	555,448
	Beverages — 3.0%
3,246	PepsiCo, Inc.	619,629
	Biotechnology — 2.2%
1,872	Amgen, Inc.	448,793
	Capital Markets — 7.3%
1,237	Ameriprise Financial, Inc.	377,434
397	BlackRock, Inc.	266,466
4,013	Charles Schwab Corp.	209,639
5,108	Morgan Stanley	459,567
2,509	Northern Trust Corp.	196,103
		1,509,209
	Chemicals — 3.4%
1,180	Air Products & Chemicals, Inc.	347,345
2,622	PPG Industries, Inc.	367,761
		715,106
	Communications Equipment — 1.7%
7,336	Cisco Systems, Inc.	346,626
	Distributors — 1.6%
1,978	Genuine Parts Co.	332,917
	Electric Utilities — 2.5%
12,166	Exelon Corp.	516,325
	Electrical Equipment — 2.0%
2,496	Eaton Corp. PLC	417,131
	Electronic Equipment, Instruments & Components — 1.8%
3,042	TE Connectivity Ltd.	372,250
	Financial Services — 1.4%
4,973	Fidelity National Information Services, Inc.	292,015
	Food Products — 4.1%
1,827	Hershey Co.	498,880
4,608	Mondelez International, Inc. Class A	353,526
		852,406
	Ground Transportation — 2.2%
2,316	Union Pacific Corp.	453,241
	Health Care Equipment & Supplies — 3.9%
3,511	Abbott Laboratories	387,860
4,745	Medtronic PLC	431,558
		819,418
	Health Care Providers & Services — 2.0%
2,917	Quest Diagnostics, Inc.	404,909
	Hotels, Restaurants & Leisure — 4.5%
2,043	McDonald’s Corp.	604,217
2,940	Starbucks Corp.	336,013
		940,230
See Notes to Financial Statements.
106

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Products — 3.8%
4,619	Colgate-Palmolive Co.	$ 368,596
2,622	Procter & Gamble Co.	410,029
		778,625
	Insurance — 6.0%
5,595	Aflac, Inc.	390,811
3,536	Allstate Corp.	409,327
1,202	Everest Re Group Ltd.	454,356
		1,254,494
	IT Services — 2.0%
1,464	Accenture PLC Class A	410,345
	Machinery — 5.9%
1,464	Cummins, Inc.	344,099
1,520	Illinois Tool Works, Inc.	367,749
1,998	Snap-on, Inc.	518,301
		1,230,149
	Media — 4.4%
12,131	Comcast Corp. Class A	501,860
11,428	Interpublic Group of Cos., Inc.	408,322
		910,182
	Multi-Utilities — 2.5%
4,584	DTE Energy Co.	515,287
	Oil, Gas & Consumable Fuels — 4.6%
3,245	Chevron Corp.	547,042
4,052	Phillips 66	401,148
		948,190
	Pharmaceuticals — 7.7%
6,866	Bristol-Myers Squibb Co.	458,443
886	Eli Lilly & Co.	350,732
3,428	Johnson & Johnson	561,163
5,857	Pfizer, Inc.	227,779
		1,598,117
	Professional Services — 1.8%
3,417	Paychex, Inc.	375,392
	Semiconductors & Semiconductor Equipment — 2.6%
3,246	Texas Instruments, Inc.	542,731
	Software — 2.3%
5,039	Oracle Corp.	477,294
	Specialty Retail — 3.5%
1,157	Home Depot, Inc.	347,725
3,632	Ross Stores, Inc.	387,643
		735,368
	Technology Hardware, Storage & Peripherals — 1.5%
4,973	NetApp, Inc.	312,752
	TOTAL COMMON STOCKS (Cost $14,743,599)	20,533,230
See Notes to Financial Statements.
107

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 1.0%
$201,230
With Fixed Income Clearing Corp., dated 4/28/23, 1.44%, principal and interest in the amount of $201,254, due 5/1/23, (collateralized by a U.S. Treasury Note with a par value of $205,500, coupon rate of 4.375%, due 10/31/2024, market value of $205,283)
		$ 201,230
TOTAL REPURCHASE AGREEMENT (Cost $201,230)		201,230
TOTAL INVESTMENTS (Cost $14,944,829)	100.0%	$20,734,460
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(1,795)
NET ASSETS	100.0%	$20,732,665

*	Percentages indicated are based on net assets.
See Notes to Financial Statements.
108

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2023 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2023, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Pharmaceuticals	7.7%	$ 1,598,117
Capital Markets	7.3	1,509,209
Insurance	6.0	1,254,494
Machinery	5.9	1,230,149
Oil, Gas & Consumable Fuels	4.6	948,190
Hotels, Restaurants & Leisure	4.5	940,230
Media	4.4	910,182
Food Products	4.1	852,406
Health Care Equipment & Supplies	3.9	819,418
Household Products	3.8	778,625
Specialty Retail	3.5	735,368
Chemicals	3.4	715,106
Beverages	3.0	619,629
Banks	2.7	555,448
Semiconductors & Semiconductor Equipment	2.6	542,731
Electric Utilities	2.5	516,325
Multi-Utilities	2.5	515,287
Aerospace & Defense	2.4	495,504
Software	2.3	477,294
Ground Transportation	2.2	453,241
Biotechnology	2.2	448,793
Electrical Equipment	2.0	417,131
IT Services	2.0	410,345
Health Care Providers & Services	2.0	404,909
Professional Services	1.8	375,392
Electronic Equipment, Instruments & Components	1.8	372,250
Air Freight & Logistics	1.7	353,147
Communications Equipment	1.7	346,626
Distributors	1.6	332,917
Technology Hardware, Storage & Peripherals	1.5	312,752
Financial Services	1.4	292,015
TOTAL COMMON STOCKS	99.0%	$20,533,230
REPURCHASE AGREEMENT	1.0	201,230
TOTAL INVESTMENTS	100.0%	$20,734,460
See Notes to Financial Statements.
109

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2023 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 4.0%
22,100	SPDR S&P 500 ETF Trust[1]	$ 9,192,053
30,000	Vanguard S&P 500 ETF[1]	11,461,500
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	20,653,553
Face Amount
U.S. TREASURY BILLS* — 21.0%
$37,000,000	U.S. Treasury Bill, 3.733% due 07/13/23[1]	36,629,644
40,000,000	U.S. Treasury Bill, 4.632% due 08/10/23[1]	39,450,953
33,500,000	U.S. Treasury Bill, 4.413% due 09/7/23[1]	32,919,678
	TOTAL U.S. TREASURY BILLS (Cost $109,192,639)	109,000,275
REPURCHASE AGREEMENT* — 0.1%
539,480	With Fixed Income Clearing Corp., dated 4/28/23, 1.44%, principal and interest in the amount of $539,544, due 5/1/23, (collateralized by a U.S. Treasury Note with a par value of $550,900, coupon rate of 4.375%, due 10/31/2024, market value of $550,319)	539,480
	TOTAL REPURCHASE AGREEMENT (Cost $539,480)	539,480
TOTAL PURCHASED OPTIONS (Cost $1,147,208,376)	237.2%	1,231,409,025
TOTAL INVESTMENTS (Cost $1,263,371,104)	262.3%	$1,361,602,333
LIABILITIES IN EXCESS OF OTHER ASSETS	(162.3)	(842,594,747)
NET ASSETS[2]	100.0%	$ 519,007,586

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $6,744,350 is held by brokers as collateral to secure the open written put options contracts.
See Notes to Financial Statements.
110

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2023 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	06/16/23	USD	3,885	$ 1,619,842,980	$1,231,331,325	$1,145,960,213	$ 85,371,112
PUTS:
S&P 500 Index	OCC**	2,000.00	06/16/23	USD	3,885	1,619,842,980	77,700	1,248,163	(1,170,463)
TOTAL PURCHASED OPTIONS						$ 3,239,685,960	$1,231,409,025	$1,147,208,376	$ 84,200,649
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	2,000.00	06/16/23	USD	3,885	(1,619,842,980)	(845,647,950)	(763,127,695)	(82,520,255)
PUTS:
S&P 500 Index	OCC**	4,000.00	05/19/23	USD	882	(367,748,136)	(1,137,780)	(2,470,332)	1,332,552
S&P 500 Index	OCC**	4,115.00	05/19/23	USD	38	(15,844,024)	(117,040)	(214,111)	97,071
S&P 500 Index	OCC**	4,200.00	05/19/23	USD	274	(114,243,752)	(1,638,520)	(3,492,188)	1,853,668
S&P 500 Index	OCC**	1,000.00	06/16/23	USD	3,885	(1,619,842,980)	(29,137)	(126,433)	97,296
TOTAL PUTS						$(2,117,678,892)	$ (2,922,477)	$ (6,303,064)	$ 3,380,587
TOTAL WRITTEN OPTIONS						$(3,737,521,872)	$ (848,570,427)	$ (769,430,759)	$(79,139,668)

**	The Options Clearing Corp
SECTOR DIVERSIFICATION*
On April 30, 2023, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Purchased Options	237.2%	$ 1,231,409,025
U.S. Treasury Bills	21.0	109,000,275
Exchange-Traded Funds	4.0	20,653,553
TOTAL	262.2%	$1,361,062,853
REPURCHASE AGREEMENT	0.1	539,480
TOTAL INVESTMENTS	262.3%	$1,361,602,333

*	This table does not include written options. Please refer to the schedule of investments for information on written options.
See Notes to Financial Statements.
111

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2023 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 21.7%
6,900	iShares MSCI EAFE ETF	$ 507,978
111,600	iShares MSCI Emerging Markets ETF	4,366,908
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,948,496)	4,874,886
Face Amount
U.S. TREASURY BILLS* — 19.3%
$2,400,000	U.S. Treasury Bill, 4.632% due 08/10/23[1]	2,367,057
2,000,000	U.S. Treasury Bill, 4.413% due 09/7/23[1]	1,965,354
	TOTAL U.S. TREASURY BILLS (Cost $4,336,288)	4,332,411
REPURCHASE AGREEMENT* — 0.2%
31,604	With Fixed Income Clearing Corp., dated 4/28/23, 1.44%, principal and interest in the amount of $31,608, due 5/1/23, (collateralized by a U.S. Treasury Note with a par value of $32,300, coupon rate of 4.375%, due 10/31/2024, market value of $32,266)	31,604
	TOTAL REPURCHASE AGREEMENT (Cost $31,604)	31,604
TOTAL PURCHASED OPTIONS (Cost $38,921,382)	186.4%	41,839,380
TOTAL INVESTMENTS (Cost $48,237,770)	227.6%	$ 51,078,281
LIABILITIES IN EXCESS OF OTHER ASSETS	(127.6)	(28,632,501)
NET ASSETS[2]	100.0%	$ 22,445,780

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $268,270 is held as collateral to secure the open written call and put options contracts.
See Notes to Financial Statements.
112

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2023 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	06/16/23	USD	132	$ 55,037,136	$ 41,836,740	$ 38,877,756	$ 2,958,984
PUTS:
S&P 500 Index	OCC**	2,000.00	06/16/23	USD	132	55,037,136	2,640	43,626	(40,986)
TOTAL PURCHASED OPTIONS						$ 110,074,272	$ 41,839,380	$ 38,921,382	$ 2,917,998
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	2,000.00	06/16/23	USD	132	(55,037,136)	(28,732,440)	(25,872,184)	(2,860,256)
PUTS:
Ishares MSCI EAFE ETF	OCC**	70.00	05/19/23	USD	540	(3,713,580)	(10,260)	(19,812)	9,552
Russell 2000 Index	OCC**	1,800.00	05/19/23	USD	11	(1,945,889)	(49,005)	(43,435)	(5,570)
S&P 500 Index	OCC**	4,150.00	05/19/23	USD	25	(10,423,700)	(100,875)	(187,485)	86,610
S&P 500 Index	OCC**	1,000.00	06/16/23	USD	132	(55,037,136)	(990)	(4,412)	3,422
TOTAL PUTS						$ (71,120,305)	$ (161,130)	$ (255,144)	$ 94,014
TOTAL WRITTEN OPTIONS						$(126,157,441)	$(28,893,570)	$(26,127,328)	$(2,766,242)

**	The Options Clearing Corp
SECTOR DIVERSIFICATION*
On April 30, 2023, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Purchased Options	186.4%	$ 41,839,380
Exchange-Traded Funds	21.7	4,874,886
U.S. Treasury Bills	19.3	4,332,411
TOTAL	227.4%	$51,046,677
REPURCHASE AGREEMENT	0.2	31,604
TOTAL INVESTMENTS	227.6%	$51,078,281

*	This table does not include written options. Please refer to the schedule of investments for information on written options.
See Notes to Financial Statements.
113

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2023 - (Unaudited)
Face Amount		Value
AGENCY NOTES* — 13.4%
	Federal Home Loan Bank — 9.5%
$15,000,000	2.750% due 12/13/24	$ 14,598,357
7,000,000	0.375% due 9/23/25[1]	6,418,375
11,500,000	3.250% due 11/16/28[1]	11,314,184
		32,330,916
	Federal National Mortgage Association — 3.9%
6,000,000	2.625% due 9/6/24[1]	5,854,141
3,960,000	2.125% due 4/24/26[1]	3,776,863
3,000,000	5.625% due 7/15/37	3,539,853
		13,170,857
	TOTAL AGENCY NOTES (Cost $48,237,988)	45,501,773
MORTGAGE-BACKED SECURITIES*,2 — 33.5%
	Federal Home Loan Mortgage Corporation — 19.0%
51	# G13396, 5.500% due 12/1/23	51
22,114	# D78677, 8.000% due 3/1/27	22,116
36,924	# C00742, 6.500% due 4/1/29	38,528
1,281,745	# J38111, 3.000% due 12/1/32	1,230,186
11,442	# A68937, 6.000% due 11/1/37	11,731
132,329	# A69653, 5.500% due 12/1/37	136,894
148,893	# A73370, 5.000% due 2/1/38	151,791
121,949	# A90421, 4.500% due 12/1/39	122,514
35,983	# A92890, 4.500% due 7/1/40	35,917
477,937	# A97620, 4.500% due 3/1/41	480,154
785,727	# C03770, 3.500% due 2/1/42	750,464
404,651	# Q07651, 3.500% due 4/1/42	387,013
856,809	# Q41208, 3.500% due 6/1/46	811,401
3,406,471	# G08737, 3.000% due 12/1/46	3,124,083
1,196,631	# Q45735, 3.000% due 1/1/47	1,096,977
2,100,251	# Q46279, 3.500% due 2/1/47	1,985,085
2,260,434	# Q47596, 4.000% due 4/1/47	2,202,576
7,168,377	# RA3173, 3.000% due 7/1/50	6,475,764
10,980,747	# SD8152, 3.000% due 6/1/51	9,894,452
7,302,569	# SD8196, 3.500% due 2/1/52	6,790,864
14,455,753	# SD8201, 3.000% due 3/1/52	12,988,158
4,815,926	# SD8257, 4.500% due 10/1/52	4,708,136
7,722,854	# SD8277, 5.500% due 12/1/52	7,786,906
3,497,774	# QF6499, 5.000% due 1/1/53	3,491,620
		64,723,381
	Federal National Mortgage Association — 14.4%
95	# 125275, 7.000% due 3/1/24	95
112,323	# AH6827, 4.000% due 3/1/26	111,233
115,679	# AI1657, 4.000% due 4/1/26	115,778
214,089	# AB3900, 3.000% due 11/1/26	208,101
10,841	# 373328, 8.000% due 3/1/27	10,814
296,456	# AK4751, 3.000% due 4/1/27	288,164
2,283	# 390895, 8.000% due 6/1/27	2,277
543,308	# AO0533, 3.000% due 6/1/27	527,689
18,288	# 397602, 8.000% due 8/1/27	18,272
2,165	# 252806, 7.500% due 10/1/29	2,268
125	# 523497, 7.500% due 11/1/29	128
1,514,196	# BC2462, 3.000% due 2/1/31	1,450,855
644	# 588945, 7.000% due 6/1/31	649
3,318,317	# AS7429, 2.500% due 6/1/31	3,132,835
31,386	# 607862, 7.000% due 9/1/31	31,520
1,426	# 656872, 6.500% due 8/1/32	1,471
2,168,671	# MA3391, 3.000% due 6/1/33	2,071,672
70,738	# 789856, 6.000% due 8/1/34	72,339
See Notes to Financial Statements.
114

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)
$ 13,067	# 829202, 5.000% due 7/1/35	$ 13,107
50,219	# 826586, 5.000% due 8/1/35	51,142
14,211	# 256216, 7.000% due 4/1/36	15,117
39,982	# 898412, 5.000% due 10/1/36	40,317
5,950	# 910894, 5.000% due 2/1/37	5,966
12,946	# 912456, 6.500% due 3/1/37	13,368
165,745	# 973241, 5.000% due 3/1/38	168,789
40,640	# 975593, 5.000% due 6/1/38	41,289
65,836	# 257573, 5.500% due 2/1/39	68,220
163,257	# AD7128, 4.500% due 7/1/40	163,210
8,318,403	# MA4152, 2.000% due 10/1/40	7,173,365
1,627,939	# AH1568, 4.500% due 12/1/40	1,633,745
663,450	# AH6991, 4.000% due 1/1/41	649,022
451,547	# AH4004, 4.500% due 3/1/41	453,153
388,114	# AH8351, 4.000% due 3/1/41	379,671
444,725	# AJ1315, 4.000% due 9/1/41	435,051
541,041	# AI8779, 4.000% due 11/1/41	529,271
801,400	# AJ5958, 4.000% due 12/1/41	783,958
266,432	# AK5070, 3.500% due 3/1/42	254,118
1,121,731	# AK5426, 3.500% due 3/1/42	1,070,238
3,047,572	# AT7682, 3.500% due 6/1/43	2,906,973
1,428,166	# AS6326, 3.500% due 12/1/45	1,348,436
1,109,049	# AS6881, 3.500% due 3/1/46	1,047,130
1,467,125	# BC0960, 4.000% due 6/1/46	1,429,579
829,467	# AS8966, 4.000% due 3/1/47	807,040
1,102,520	# AS9988, 4.500% due 7/1/47	1,095,713
1,478,759	# MA3210, 3.500% due 12/1/47	1,397,092
1,217,502	# BJ9251, 3.500% due 6/1/48	1,147,436
4,686,109	# FM3727, 3.000% due 7/1/50	4,237,374
4,891,085	# BQ2863, 2.500% due 9/1/50	4,248,734
8,544,720	# CA7231, 2.500% due 10/1/50	7,436,250
		49,090,034
	Government National Mortgage Association — 0.1%
7,272	# 476259, 7.000% due 8/15/28	7,322
826	# 485264, 7.500% due 2/15/31	825
5,796	# 559304, 7.000% due 9/15/31	5,860
99,255	# 651859, 5.000% due 6/15/36	102,405
72,873	# 782150, 5.500% due 4/15/37	75,323
12,377	# 662521, 6.000% due 8/15/37	12,846
18,594	# 677545, 6.000% due 11/15/37	18,979
19,217	# 676291, 6.000% due 12/15/37	19,620
18,560	# 685836, 5.500% due 4/15/38	18,920
135,693	# 698235, 5.000% due 6/15/39	139,601
		401,701
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $126,865,584)	114,215,116
CORPORATE NOTES* — 22.3%
	Banking — 4.9%
5,000,000	Bank of America Corp., (3M USD LIBOR * 1.51 + 3.71%), 3.705% due 4/24/28[3]	4,740,864
6,000,000	JPMorgan Chase & Co., (3M USD LIBOR * 0.95 + 3.51%), 3.509% due 1/23/29[3]	5,643,116
6,500,000	PNC Bank NA, 3.250% due 6/1/25	6,216,424
		16,600,404
See Notes to Financial Statements.
115

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — (Continued)
	Beverages, Food & Tobacco — 2.7%
$10,000,000	Archer-Daniels-Midland Co., 3.250% due 3/27/30	$ 9,395,912
	Computer Software & Processing — 2.4%
1,000,000	Alphabet, Inc., 2.050% due 8/15/50	636,851
8,000,000	Microsoft Corp., 3.450% due 8/8/36	7,431,386
		8,068,237
	Electric Utilities — 1.1%
4,140,000	DTE Electric Co., 4.300% due 7/1/44	3,700,419
	Electronics — 2.1%
4,000,000	Emerson Electric Co., 1.800% due 10/15/27	3,608,660
4,000,000	QUALCOMM, Inc., 1.300% due 5/20/28	3,497,729
		7,106,389
	Heavy Machinery — 1.1%
4,000,000	Caterpillar, Inc., 2.600% due 4/9/30	3,610,112
	Insurance — 2.6%
5,100,000	Aflac, Inc., 2.875% due 10/15/26	4,821,275
4,000,000	MetLife, Inc., 4.550% due 3/23/30[1]	4,008,909
		8,830,184
	Media - Broadcasting & Publishing — 1.9%
7,000,000	Comcast Corp., 3.150% due 2/15/28	6,673,003
	Pharmaceuticals — 2.4%
5,000,000	Johnson & Johnson, 2.450% due 9/1/60	3,338,148
5,000,000	Merck & Co., Inc., 2.750% due 2/10/25	4,864,087
		8,202,235
	Transportation — 1.1%
4,000,000	United Parcel Service, Inc., 3.400% due 3/15/29	3,856,947
	TOTAL CORPORATE NOTES (Cost $84,216,348)	76,043,842
U.S. TREASURY BILL* — 0.9%
3,000,000	U.S. Treasury Bill, 4.714% due 06/13/23	2,982,513
	TOTAL U.S. TREASURY BILL (Cost $2,983,049)	2,982,513
U.S. TREASURY NOTES/BONDS* — 28.0%
4,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	4,421,406
7,000,000	U.S. Treasury Bonds, 3.500% due 2/15/39	6,955,703
4,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	3,657,656
See Notes to Financial Statements.
116

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
U.S. TREASURY NOTES/BONDS* — (Continued)
$ 5,000,000	U.S. Treasury Bonds, 3.250% due 5/15/42	$ 4,629,883
9,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	8,934,258
10,000,000	U.S. Treasury Bonds, 2.250% due 8/15/46	7,566,797
9,000,000	U.S. Treasury Bonds, 3.000% due 5/15/47	7,844,766
5,000,000	U.S. Treasury Bonds, 3.125% due 5/15/48	4,467,187
2,500,000	U.S. Treasury Notes, 3.000% due 7/31/24	2,452,246
9,000,000	U.S. Treasury Notes, 2.875% due 5/31/25	8,793,984
10,000,000	U.S. Treasury Notes, 1.875% due 7/31/26	9,445,312
8,000,000	U.S. Treasury Notes, 2.750% due 5/31/29	7,663,438
10,000,000	U.S. Treasury Notes, 3.250% due 6/30/29	9,848,047
10,000,000	U.S. Treasury Notes, 1.875% due 2/15/32	8,837,891
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $105,833,404)	95,518,574
REPURCHASE AGREEMENT* — 1.1%
3,625,877	With Fixed Income Clearing Corp., dated 4/28/23, 1.44%, principal and interest in the amount of $3,626,312, due 5/1/23, (collateralized by a U.S. Treasury Note with a par value of $3,702,300, coupon rate of 4.375%, due 10/31/2024, market value of $3,698,395)	3,625,877
	TOTAL REPURCHASE AGREEMENT (Cost $3,625,877)	3,625,877
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.2%
14,352,781	State Street Navigator Securities Lending Government Money Market Portfolio[4]	14,352,781
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $14,352,781)	14,352,781
TOTAL INVESTMENTS (Cost $386,115,031)	103.4%	$352,240,476
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.4)	(11,632,693)
NET ASSETS	100.0%	$340,607,783

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at April 30, 2023.
[3]	Floating Rate Bond. Rate shown is as of April 30, 2023.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
117

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2023 - (Unaudited)
SECTOR DIVERSIFICATION
On April 30, 2023, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
Sector:
U.S. Treasury Notes/Bonds	28.0%	$ 95,518,574
Corporate	22.3	76,043,842
Federal Home Loan Mortgage Corporation	19.0	64,723,381
Federal National Mortgage Association	18.3	62,260,891
Federal Home Loan Bank	9.5	32,330,916
U.S. Treasury Bill	0.9	2,982,513
Government National Mortgage Association	0.1	401,701
TOTAL	98.1%	$334,261,818
REPURCHASE AGREEMENT	1.1	3,625,877
INVESTMENT OF SECURITY LENDING COLLATERAL	4.2	14,352,781
TOTAL INVESTMENTS	103.4%	$352,240,476
See Notes to Financial Statements.
118

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2023 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 2.4%
	Health Care Services — 2.4%
$1,000,000	CommonSpirit Health, 6.073% due 11/1/27	$ 1,040,397
	TOTAL CORPORATE NOTES (Cost $1,000,000)	1,040,397
MUNICIPAL BONDS* — 92.9%
	Alabama — 1.0%
185,000	Black Belt Energy Gas District, AL, Revenue Bonds, Series A, 4.000% due 12/1/48[1]	185,304
150,000	Black Belt Energy Gas District, AL, Revenue Bonds, Series D1, 4.000% due 12/1/24	150,302
100,000	Southeast Energy Authority, AL, Cooperative District, Project No.1, Revenue Bonds, Series A, 4.000% due 10/1/23	99,924
		435,530
	Arizona — 0.5%
210,000	City of Mesa, AZ, Excise Tax Revenue, Revenue Bonds, 5.000% due 7/1/24	214,444
	California — 8.7%
750,000	California State Public Works Board, Revenue Bonds, Refunding, Series B, 5.000% due 12/1/26	813,590
500,000	City of Los Angeles Department of Airports, CA, Revenue Bonds, AMT, Refunding, Series A, 5.000% due 5/15/27	534,552
500,000	City of Los Angeles, CA, Department of Airports, Revenue Bonds, Refunding, AMT, Series A, 5.000% due 5/15/25	516,944
450,000	Golden State Tobacco Securitization Corp, CA, Revenue Bonds, Taxable Refunding, (State Appropriations), 1.400% due 6/1/25	419,995
350,000	San Francisco City & County Airport Comm-San Francisco International Airport, CA, Revenue Bonds, Series A, 5.000% due 5/1/25	364,984
1,000,000	State of California, General Obligation Unlimited, Refunding, 5.000% due 10/1/27	1,102,412
		3,752,477
	Colorado — 1.7%
750,000	E-470 Public Highway Authority, CO, Revenue Bonds, Variable Refunding, Series B, (SOFR*0.67+0.35%), 3.573% due 9/1/39[2]	745,101
	Connecticut — 0.6%
250,000	University of Connecticut, Revenue Bonds, Series A, 5.000% due 8/15/26	251,593
	Delaware — 0.6%
250,000	Delaware River & Bay Authority, DE, Revenue Bonds, Refunding, 5.000% due 1/1/24	252,814
	District Of Columbia — 2.4%
1,000,000	Metropolitan Washington Airports Authority Aviation Revenue, DC, Revenue Bonds, AMT, Refunding, Series A, 5.000% due 10/1/24	1,019,717
	Florida — 7.0%
230,000	City of Fort Myers, FL, Utility System Revenue, Revenue Bonds, Series A, 4.000% due 10/1/25	235,225
335,000	County of Broward, FL, Airport System Revenue, Revenue Bonds, AMT, Series A, Prerefunded 10/01/23 @ 100, 5.250% due 10/1/27	337,283
500,000	County of Broward, FL, Port Facilities Revenue, Revenue Bonds, AMT, Refunding, Subordinate Bond, Series D, 5.000% due 9/1/24	510,360
See Notes to Financial Statements.
119

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$ 200,000	County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/23	$ 201,152
250,000	County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/25	261,733
290,000	Florida Department of Management Services, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/28	318,246
390,000	Manatee County Port Authority, FL, Revenue Bonds,Taxable Refunding, 0.619% due 10/1/24	367,521
515,000	Miami-Dade County Expressway Authority, FL, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	523,353
260,000	School Board of Miami-Dade County, FL, Certificate Participation, Refunding, Series D, 5.000% due 2/1/26	273,109
		3,027,982
	Georgia — 0.2%
105,000	Municipal Electric Authority of Georgia, Project No.1, Revenue Bonds, Taxable Refunding, Series B, 1.421% due 1/1/25	98,174
	Illinois — 8.6%
500,000	Chicago O’Hare International Airport, IL, Revenue Bonds, Refunding, 5.000% due 1/1/24	503,984
250,000	City of Chicago, IL, General Obligation Unlimited, Refunding, Series A, 5.000% due 1/1/24	252,116
300,000	Cook County School District No. 100 South Berwyn, IL, General Obligation Unlimited, Refunding, (BAM Insured), 4.000% due 12/1/23	301,022
500,000	DeKalb County Community Unit School District No. 428 DeKalb, IL, General Obligation Unlimited, Refunding, 5.000% due 1/1/24	505,661
150,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Centre, Series A, 5.000% due 11/15/23	151,034
255,000	McHenry County Conservation District, IL, General Obligation Unlimited, Refunding, 5.000% due 2/1/24	258,356
500,000	State of Illinois, General Obligation Unlimited, Refunding, Series C, 4.000% due 3/1/24	501,586
	State of Illinois, General Obligation Unlimited, Series A:
350,000	5.000% due 12/1/24	357,713
400,000	5.000% due 3/1/25	410,317
500,000	State of Illinois, Sales Tax Revenue, Revenue Bonds, Series B, 0.941% due 6/15/24	475,732
		3,717,521
	Kansas — 0.9%
375,000	Wyandotte County-Kansas City Unified Government, KS, General Obligation Unlimited, Series A, (AGMC Insured), 4.000% due 8/1/24	379,288
	Kentucky — 4.2%
435,000	Kentucky Public Energy Authority, Revenue Bonds, Series A, 4.000% due 4/1/48[1]	435,386
185,000	Kentucky State Property & Building Commission, Revenue Bonds, Refunding, Project No. 108, Series B, 5.000% due 8/1/24	188,972
285,000	Kentucky State Property & Building Commission, Revenue Bonds, Refunding, Project No. 112, Series B, (State Appropriations), 5.000% due 11/1/24	292,650
250,000	Kentucky State Property & Building Commission, Revenue Bonds, Refunding, Project No. 127, Series B, 3.887% due 6/1/23	249,714
	Louisville & Jefferson County Metropolitan Government, KY, Health System Revenue, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 10/1/23	301,678
125,000	5.000% due 10/1/24	127,517
See Notes to Financial Statements.
120

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Kentucky — (Continued)
$ 205,000	Louisville & Jefferson County Metropolitan Sewer District, KY, Revenue Bonds, Series A, 5.000% due 5/15/27	$ 224,538
		1,820,455
	Louisiana — 1.0%
400,000	Ernest N Morial New Orleans Exhibition Hall Authority, LA, Special Tax, Refunding, 5.000% due 7/15/25	413,876
	Michigan — 2.8%
500,000	Eaton Rapids Public Schools, MI, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/25	510,193
500,000	Hazel Park School District, MI, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/24	503,451
200,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series MI-1, 5.000% due 12/1/23	202,108
		1,215,752
	Minnesota — 3.8%
	Minneapolis-St Paul Metropolitan Airports Commission, MN, Revenue Bonds, AMT, Refunding, Series B:
500,000	5.000% due 1/1/25	512,565
1,065,000	5.000% due 1/1/26	1,102,974
		1,615,539
	Mississippi — 0.6%
250,000	Mississippi Development Bank, Jackson Public School District, Revenue Bond, General Obligation (BAM Insured), 5.000% due 10/1/24	256,321
	Nevada — 2.3%
210,000	Clark County School District, NV, General Obligation Limited, Refunding, Series A, 5.000% due 6/15/24	214,319
240,000	Clark County School District, NV, General Obligation Limited, Series D, 5.000% due 6/15/24	244,936
300,000	County of Clark Department of Aviation, NV, Revenue Bonds, AMT, Refunding, 5.000% due 7/1/24	304,454
195,000	Las Vegas, NV, Valley Water District, General Obligation Limited, Series A, 5.000% due 6/1/26	203,450
		967,159
	New Jersey — 4.9%
510,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, 5.000% due 3/1/25	525,437
195,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series B, 4.000% due 11/1/25	197,837
375,000	New Jersey Economic Development Authority, State Government Building Project, Revenue Bonds, Series A, 5.000% due 6/15/25	387,988
350,000	New Jersey Economic Development Authority, State Lease Revenue, Offshore Wind Port Project, Revenue Bonds, 4.914% due 3/1/24	348,523
500,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, 5.000% due 6/15/24	508,568
155,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series A, 4.000% due 12/15/23	155,398
		2,123,751
	New York — 4.7%
225,000	New York State Dormitory Authority, Revenue Bonds, Refunding, Series A, Escrowed to Maturity, 5.000% due 3/15/24	228,735
150,000	New York State Dormitory Authority, Sales Tax Revenue, Revenue Bonds, Series 2015B-A, 5.000% due 3/15/24	152,516
500,000	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds, Refunding, 5.000% due 3/15/24	508,051
See Notes to Financial Statements.
121

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New York — (Continued)
$ 200,000	Port Authority of New York & New Jersey, Revenue Bonds, AMT, Refunding, Series 226, 5.000% due 10/15/23	$ 201,119
500,000	Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Series 231, 5.000% due 8/1/27	533,695
150,000	Port Authority of New York & New Jersey, Revenue Bonds, Series 179, 5.000% due 12/1/26	151,530
230,000	Triborough Bridge & Tunnel Authority, NY, Revenue Bonds, Series A, 5.000% due 8/15/24	234,833
		2,010,479
	North Carolina — 0.6%
250,000	City of Charlotte, NC, General Obligation Unlimited, Series A, 5.000% due 6/1/24	255,256
	Ohio — 1.4%
265,000	Miami University, OH, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/24	271,640
325,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding, 5.000% due 10/1/23	327,220
		598,860
	Oregon — 1.2%
285,000	Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds, Series A, 5.000% due 9/1/28	306,293
195,000	Washington Clackamas & Yamhill Counties School District No. 88J, OR, General Obligation Unlimited, Refunding, (School Bond Guaranty), 5.000% due 6/15/24	199,054
		505,347
	Pennsylvania — 12.1%
500,000	Allegheny County Higher Education Building Authority, PA, Revenue Bonds, (SOFR*0.70+0.29%), 3.657% due 2/1/33[2]	484,059
	Allegheny County Hospital Development Authority, PA, Revenue Bonds, Refunding, University of Pittsburgh Medical Center, Series A:
300,000	5.000% due 7/15/23	300,925
325,000	5.000% due 7/15/25	338,241
215,000	Bensalem Township School District, PA, General Obligation Limited, Taxable Refunding (State Aid Withholding), 1.972% due 6/1/24	208,046
160,000	Bensalem Township School District, PA, General Obligation Limited, Taxable Refunding, Series B (State Aid Withholding), 1.917% due 6/1/23	159,583
515,000	City of Philadelphia, PA, Airport Revenue, Revenue Bonds, AMT, Refunding, Series B, 5.000% due 7/1/24	522,059
	Commonwealth of Pennsylvania, General Obligation Unlimited, Refunding:
360,000	5.000% due 1/1/27	389,368
400,000	5.000% due 1/15/28	433,527
125,000	Cumberland County Municipal Authority, PA, Revenue Bonds, 5.000% due 11/1/26	133,587
750,000	Delaware Valley Regional Finance Authority, PA, Revenue Bonds, Series B, 5.000% due 11/1/24	771,019
425,000	Montgomery County Higher Education and Health Authority, PA, Revenue Bonds, Refunding, Thomas Jefferson University Project, 5.000% due 9/1/23	426,864
325,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Series B, 5.000% due 5/15/26	343,644
190,000	Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Series A-2, 5.000% due 12/1/24	195,654
105,000	Public Parking Authority of Pittsburgh, PA, Revenue Bonds, Prerefunded, Series A, Escrowed to Maturity, 5.000% due 12/1/23	106,058
195,000	Public Parking Authority of Pittsburgh, PA, Revenue Bonds, Unrefunded, Series A, Unrefunded portion, 5.000% due 12/1/23	196,461
See Notes to Financial Statements.
122

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$ 200,000	School District of Philadelphia, PA, General Obligation Limited, Series A (State Aid Withholding), 5.000% due 9/1/23	$ 200,977
		5,210,072
	South Carolina — 2.0%
250,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/24	256,271
400,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/24	410,033
200,000	South Carolina Public Service Authority, Revenue Bonds, Series B, 5.000% due 12/1/24	205,017
		871,321
	Tennessee — 3.0%
500,000	County of Hamilton, TN, General Obligation Unlimited, Series A, 5.000% due 4/1/25	520,773
250,000	Memphis-Shelby County Airport Authority, TN, Revenue Bonds, Refunding, Series C, 5.000% due 7/1/23	250,378
500,000	Metropolitan Government of Nashville & Davidson County, TN, General Obligation Unlimited, Refunding, 5.000% due 1/1/25	516,666
		1,287,817
	Texas — 9.9%
310,000	Arlington Higher Education Finance Corp., TX, Revenue Bonds, Series A, (PSF Guaranteed), 5.000% due 8/15/23	311,486
500,000	Board of Regents of the University of Texas System, TX, Revenue Bonds, Series B, 5.000% due 8/15/26	536,135
100,000	Central Texas Regional Mobility Authority, Revenue Bonds, Taxable Refunding, Series C, 1.345% due 1/1/24	97,433
260,000	City of Grand Prairie, TX, Sales and USE Tax, Revenue Bonds, 3.000% due 2/15/24	259,387
170,000	City of Houston, TX, Airport System Revenue, Revenue Bonds, AMT, Refunding, Series C, 5.000% due 7/1/24	172,136
190,000	County of Williamson, TX, General Obligation Limited, Refunding, 5.000% due 2/15/26	196,211
175,000	Lago Vista, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed), 5.000% due 8/15/27	191,682
1,000,000	Lower Colorado River Authority, TX, Revenue Bonds, Refunding, Series 2022, 5.000% due 5/15/24	1,018,818
230,000	North Texas Municipal Water District, Revenue Bonds, Refunding and Improvement Bonds, 5.000% due 6/1/24	234,835
475,000	San Antonio Water System, TX, Revenue Bonds, Series A, Refunding, 5.000% due 5/15/26	505,803
500,000	State of Texas, General Obligation Unlimited, Refunding, Series B, 4.000% due 8/1/27	513,670
200,000	Waco Independent School District, TX, General Obligation Unlimited, (PSF Guaranteed), 5.000% due 8/15/25	209,179
		4,246,775
	Virginia — 2.0%
250,000	Greater Richmond Convention Center Authority, VA, Revenue Bonds, Refunding, 5.000% due 6/15/23	250,484
585,000	Virginia College Building Authority, Revenue Bonds, Refunding, Series B, 5.000% due 9/1/26	615,822
		866,306
	Washington — 1.2%
500,000	Clark County Public Utility District No. 1 Generating System Revenue, WA, Revenue Bonds, 5.000% due 1/1/24	505,463
See Notes to Financial Statements.
123

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wisconsin — 3.0%
$ 215,000	City of Eau Claire, WI, General Obligation Unlimited, Refunding, Series D, 1.400% due 4/1/24	$ 208,949
300,000	City of Milwaukee, WI, General Obligation Unlimited, Refunding, Series N-4, 5.000% due 4/1/25	309,459
	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding:
250,000	5.000% due 11/15/23	251,988
220,000	5.000% due 11/15/25	225,052
300,000	5.000% due 11/15/26	307,420
		1,302,868
	TOTAL MUNICIPAL BONDS (Cost $40,574,699)	39,968,058
U.S. TREASURY BILL* — 3.4%
1,500,000	U.S. Treasury Bill, 4.638% due 12/28/23[3]	1,456,243
	TOTAL U.S. TREASURY BILL (Cost $1,455,254)	1,456,243
REPURCHASE AGREEMENT* — 0.2%
90,001	With Fixed Income Clearing Corp., dated 4/28/23, 1.44%, principal and interest in the amount of $90,012, due 5/1/23, (collateralized by a U.S. Treasury Note with a par value of $91,900, coupon rate of 4.375%, due 10/31/2024, market value of $91,803)	90,001
	TOTAL REPURCHASE AGREEMENT (Cost $90,001)	90,001
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.5%
1,485,000	State Street Navigator Securities Lending Government Money Market Portfolio[4]	1,485,000
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,485,000)	1,485,000
TOTAL INVESTMENTS (Cost $44,604,954)	102.4%	$44,039,699
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.4)	(1,023,189)
NET ASSETS	100.0%	$43,016,510

*	Percentages indicated are based on net assets.
[1]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of April 30, 2023.
[2]	Floating Rate Bond. Rate shown is as of April 30, 2023.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
See Notes to Financial Statements.
124

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2023 - (Unaudited)
SECTOR DIVERSIFICATION
On April 30, 2023, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Municipal Bonds	92.9%	$ 39,968,058
U.S. Treasury Bill	3.4	1,456,243
Corporate Notes	2.4	1,040,397
TOTAL	98.7%	$42,464,698
REPURCHASE AGREEMENT	0.2	90,001
INVESTMENT OF SECURITY LENDING COLLATERAL	3.5	1,485,000
TOTAL INVESTMENTS	102.4%	$44,039,699
See Notes to Financial Statements.
125

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2023 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 0.4%
	Health Care Services — 0.0%
$ 300,000	Tower Health, 4.451% due 2/1/50	$ 134,250
	Lodging — 0.4%
1,000,000	Wild Rivers Water Park, 8.500% due 11/1/51[1]	768,628
	TOTAL CORPORATE NOTES (Cost $987,755)	902,878
MUNICIPAL BONDS* — 98.8%
	Alabama — 1.9%
500,000	County of Jefferson, AL, Sewer Revenue, Revenue Bonds, Warrants, Series B, (AGMC Insured), 0.000% due 10/1/25[2]	455,169
1,070,000	County of Jefferson, AL, Sewer Revenue, Revenue Bonds, Warrants, Series D, 6.000% due 10/1/42	1,131,475
500,000	County of Jefferson, AL, Sewer Revenue, Revenue Bonds, Warrants, Series E, 0.000% due 10/1/34[2]	220,689
500,000	Montgomery Medical Clinic Board, AL, Health Care Facility Revenue, Revenue Bonds, Refunding, 5.000% due 3/1/30	500,961
1,000,000	Southeast Energy Authority Cooperative District, AL, Project No 5, Revenue Bonds, Series A, 5.250% due 1/1/54[3]	1,063,924
500,000	Sumter County Industrial Development Authority, AL, Exempt Facilities Revenue, Revenue Bonds, 6.000% due 7/15/52[3]	450,103
		3,822,321
	Alaska — 0.1%
1,675,000	Northern Tobacco Securitization Corp., AK, Revenue Bonds, Refunding, Series B-2, 0.000% due 6/1/66[2]	211,640
	Arizona — 3.9%
555,000	Arizona Industrial Development Authority, Economic Development Revenue, Legacy Cares, Inc. Project, Revenue Bonds, Series A, 7.750% due 7/1/50[4,5]	360,750
500,000	Arizona Industrial Development Authority, Economic Development Revenue, Legacy Cares, Inc. Project, Revenue Bonds, Series C, 6.750% due 7/1/30[4,5]	325,000
300,000	Arizona Industrial Development Authority, Education Revenue, Basis Schools Projects, Revenue Bonds, Refunding, Series A, 5.250% due 7/1/47[4]	284,263
250,000	Arizona Industrial Development Authority, Education Revenue, Cadence Campus Project, Revenue Bonds, Series A, 4.000% due 7/15/50[4]	189,893
315,000	Arizona Industrial Development Authority, Education Revenue, Macombs Fac Project, Revenue Bonds, Series A, 4.000% due 7/1/36	297,446
500,000	Arizona Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/42	439,253
	Arizona Industrial Development Authority, Education Revenue, Revenue Bonds, Series A:
250,000	5.000% due 7/1/49[4]	221,082
125,000	5.000% due 7/15/49[4]	114,587
300,000	Arizona Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 5.500% due 7/1/38[4]	303,942
1,000,000	Arizona Industrial Development Authority, Revenue Bonds, Series A, 4.500% due 7/15/29[4]	972,509
25,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds, Escrowed to Maturity, 5.000% due 7/1/23[4]	25,059
250,000	Glendale Industrial Development Authority, AZ, Senior Living Facility, Revenue Bonds, Refunding, 5.000% due 5/15/39	226,386
See Notes to Financial Statements.
126

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Arizona — (Continued)
	Industrial Development Authority of the City of Phoenix, AZ, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding:
$ 500,000	5.000% due 7/1/35[4]	$ 501,287
250,000	5.000% due 7/1/45[4]	231,369
	Industrial Development Authority of the City of Phoenix, AZ, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
135,000	5.750% due 7/1/24[4]	135,548
500,000	6.750% due 7/1/44[4]	506,084
500,000	Industrial Development Authority of the City of Phoenix, AZ, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[4]	452,285
110,000	Industrial Development Authority of the County of Pima, AZ, Education Revenue, Revenue Bonds, 4.000% due 6/15/41[4]	89,793
290,000	La Paz County Industrial Development Authority, AZ, Revenue Bonds,Series A, 5.000% due 2/15/46[4]	243,462
750,000	Maricopa County Industrial Development Authority, AZ, Educational Revenue, Paradise Schools Project, Revenue Bonds, Refunding, 5.000% due 7/1/36[4]	750,383
500,000	Maricopa County Industrial Development Authority, AZ, Revenue Bonds, AMT, 4.000% due 10/15/47	413,261
375,000	Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series A, 6.000% due 7/1/52[4]	382,285
150,000	Tempe Industrial Development Authority, AZ, Revenue Bonds, 5.000% due 12/1/54	121,839
250,000	Tempe Industrial Development Authority, AZ, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/38	200,921
		7,788,687
	California — 7.4%
1,100,000	California Community Choice Financing Authority, Green Bond Clean Energy Project, Revenue Bonds, 5.250% due 1/1/54[3]	1,148,387
1,000,000	California Community Choice Financing Authority, Green Bond Clean Energy Project, Revenue Bonds, (SOFR*0.67+1.63%), 4.846% due 7/1/53[6]	999,640
2,500,000	California Community Housing Agency, Revenue Bonds, Series A-2, 0.000% due 8/1/65[2,4]	140,589
1,000,000	California Community Housing Agency, Revenue Bonds, Series B, 5.500% due 2/1/40[4]	913,021
250,000	California Community Housing Agency, Verdant at Green Valley Project, Revenue Bonds, Series A, 5.000% due 8/1/49[4]	236,778
283,400	California Housing Finance Agency, Revenue Bonds, Series A-1, 4.250% due 1/15/35	286,616
332,678	California Housing Finance Agency, Revenue Bonds, Series A-3, Class A, 3.250% due 8/20/36	303,611
430,000	California Infrastructure & Economic Development Bank, Brightline West Rail Project, Revenue Bonds, AMT, 7.750% due 1/1/50[3,4]	428,426
1,870,000	California Infrastructure & Economic Development Bank, Cabs-Sub-WFCS- Portfolio Project, Revenue Bonds, Series B, 0.000% due 1/1/61[2,4]	97,445
	California Municipal Finance Authority, Educational Revenue, Revenue Bonds, Refunding, Series A:
360,000	5.000% due 6/1/36	367,009
500,000	5.000% due 6/1/46	501,295
300,000	California Municipal Finance Authority, Higher Education Revenue, Revenue Bonds, Series A, 5.000% due 11/1/46[4]	288,411
750,000	California Municipal Finance Authority, Student Housing Revenue Bonds, Series 2021, (BAM Insured), 3.000% due 5/15/51	579,460
335,000	California School Finance Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[4]	310,566
250,000	California Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, Refunding, 5.000% due 5/15/29	258,450
See Notes to Financial Statements.
127

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	California — (Continued)
$ 500,000	California Statewide Communities Development Authority, Revenue Bonds, Series A, 5.250% due 12/1/56[4]	$ 478,682
645,000	California Statewide Communities Development Authority, Student Housing Revenue, Revenue Bonds, 4.305% due 7/1/32	586,581
110,000	Chino Valley Unified School District, CA, General Obligation Unlimited, Election of 2016, Series C, 0.000% due 8/1/35[2]	70,130
250,000	City & County of San Francisco Community Facilities District No. 2016-1, CA, Special Tax, Revenue Bond, Series 2022-A, 4.000% due 9/1/42[4]	228,168
465,000	CMFA Special Finance Agency XII, CA, Revenue Bonds, Series A-1, 3.250% due 2/1/57[4]	310,260
	CSCDA Community Improvement Authority, CA, Revenue Bonds, Series A-2:
500,000	3.250% due 7/1/56[4]	336,635
200,000	4.000% due 9/1/56[4]	150,459
500,000	3.250% due 4/1/57[4]	346,575
500,000	3.250% due 5/1/57[4]	344,754
500,000	3.125% due 6/1/57[4]	327,580
875,000	4.000% due 6/1/58[4]	665,318
100,000	CSCDA Community Improvement Authority, CA, Revenue Bonds, Series B, 4.000% due 12/1/56[4]	71,911
3,595,000	Golden State Tobacco Securitization Corp., CA, Revenue Bonds, Refunding,Series B-2, 0.000% due 6/1/66[2]	397,079
	Hastings Campus Housing Finance Authority, CA, Revenue Bonds, Series A:
600,000	5.000% due 7/1/45[4]	516,409
500,000	5.000% due 7/1/61[4]	403,439
720,000	Madera Unified School District, CA, General Obligation Unlimited, (NPFG Insured), 0.000% due 5/1/30[2]	575,209
250,000	River Islands Public Financing Authority, CA, Special Tax, Series 1, 4.000% due 9/1/41	213,803
500,000	River Islands Public Financing Authority, CA, Special Tax, Series A, 5.000% due 9/1/48	489,623
500,000	River Islands Public Financing Authority, CA, Special Tax, Series B, 5.750% due 9/1/52	492,501
1,000,000	Riverside County Redevelopment Successor Agency, CA, Tax Allocation, Series B, 0.000% due 10/1/39[2]	497,386
200,000	Seal Beach Community Facilities District No. 2005-1, CA, Special Tax, Refunding, 3.000% due 9/1/29	193,860
100,000	State of California, General Obligation Unlimited, 5.250% due 10/1/50	114,329
		14,670,395
	Colorado — 7.4%
500,000	Amber Creek Metropolitan District, CO, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/47	450,026
500,000	Arkansas River Power Authority, CO, Power Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/33	520,946
500,000	Banning Lewis Ranch Metropolitan District No. 8, CO, General Obligation Limited, Series A, 4.875% due 12/1/51[4]	388,817
500,000	Base Village Metropolitan District No. 2, CO, General Obligation Limited, Refunding, Series A, 5.750% due 12/1/46	501,145
206,000	Bradburn Metropolitan District No. 2, CO, General Obligation Limited, Refunding, Series A, 4.000% due 12/1/28	196,745
525,000	Broadway Park North Metropolitan District No 2, CO, General Obligation Limited, 5.000% due 12/1/49[4]	483,444
740,000	Buffalo Ridge Metropolitan District, CO, General Obligation Limited, Series B, 7.375% due 12/15/47	710,193
500,000	Clear Creek Station Metropolitan District No. 2, CO, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/47	466,719
	Colorado Health Facilities Authority, Frasier Project, Revenue Bonds, Refunding, Series 2023-A:
55,000	4.000% due 5/15/41	44,122
215,000	4.000% due 5/15/48	158,749
See Notes to Financial Statements.
128

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$ 500,000	Colorado Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, Revenue Bonds, Refunding, 5.000% due 1/1/31	$ 471,946
250,000	Colorado Health Facilities Authority, Hospital Revenue, Parkview Medical Center Project, Revenue Bonds, Series A, 4.000% due 9/1/50	210,833
	Colorado Health Facilities Authority, Hospital Revenue, Revenue Bonds, Refunding:
400,000	5.000% due 1/1/37	352,791
35,000	4.000% due 1/1/42	25,403
250,000	Colorado Health Facilities Authority, Revenue Bonds, 5.000% due 1/1/38	218,080
269,000	Copper Ridge Metropolitan District, CO, Revenue Bonds, 4.000% due 12/1/29	248,434
235,000	Denver Urban Renewal Authority, CO, Tax Allocation, Series A, 5.250% due 12/1/39[4]	237,201
590,000	DIATC Metropolitan District, CO, General Obligation Limited, 3.250% due 12/1/29[4]	544,652
470,000	Dinosaur Ridge Metropolitan District, CO, Special Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/49	426,176
798,000	Gardens on Havana Metropolitan District No. 3, CO, Revenue Bonds, Series A, 4.625% due 12/1/27	788,741
500,000	Hunters Overlook Metropolitan District No. 5, CO, General Obligation Limited, Series A, 5.000% due 12/1/49	453,129
500,000	Independence Metropolitan District No 3, CO, General Obligation Limited, Series A, 6.250% due 12/1/49	455,442
494,000	Leyden Ranch Metropolitan District, CO, General Obligation Unlimited, Series A, 5.125% due 12/1/47	470,448
750,000	Longs Peak Metropolitan District, CO, General Obligation Limited, Series 2021, 5.250% due 12/1/51[4]	634,995
500,000	Parkside at City Centre Business Improvement District, CO, Company Special Revenue, Revenue Bonds, Series A, 6.250% due 12/1/48	479,081
200,000	Rampart Range Metropolitan District No. 5, CO, Revenue Bonds, 4.000% due 12/1/51	139,985
500,000	Senac South Metropolitan District No 1, CO, General Obligation Limited, Series A-3, 5.250% due 12/1/51	428,842
750,000	Southglenn Metropolitan District, CO, Special Revenue, General Obligation Limited, Refunding, 5.000% due 12/1/30	750,398
	Southlands Metropolitan District No. 1, CO, General Obligation Unlimited, Series A-2:
215,000	3.500% due 12/1/27	201,086
325,000	5.000% due 12/1/47	304,105
555,000	STC Metropolitan District No 2, CO, General Obligation Limited, Refunding, Series A, 3.000% due 12/1/25	526,839
520,000	Thompson Crossing Metropolitan District No. 4, CO, General Obligation Limited, Refunding, 3.500% due 12/1/29	471,706
	Vauxmont Metropolitan District, CO, General Obligation Limited, Refunding, (AGMC Insured):
250,000	5.000% due 12/1/32	279,841
160,000	5.000% due 12/15/32	169,472
500,000	Waterfront at Foster Lake Metropolitan District No 2, CO, Revenue Bonds, Series 2022, 4.625% due 12/1/28	460,877
500,000	Westcreek Metropolitan District No 2, CO, General Obligation Limited, Series A, 5.375% due 12/1/48	472,797
500,000	Westerly Metropolitan District No. 4, CO, General Obligation Limited, Series A-1, 5.000% due 12/1/50	433,825
		14,578,031
	Connecticut — 0.6%
425,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[4]	341,924
165,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds Refunding, Series G-1, 5.000% due 7/1/50[4]	155,093
See Notes to Financial Statements.
129

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Connecticut — (Continued)
$ 125,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series E, 4.000% due 7/1/41	$ 103,072
110,000	Harbor Point Infrastructure Improvement District, CT, Special Obligation Revenue, Tax Allocation, Harbor Point Project, Refunding, 5.000% due 4/1/30[4]	111,634
500,000	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[4]	502,106
45,000	Steel Point Infrastructure Improvement District, CT, Special Obligation Tax Allocation, Steelpointe Harbor Project, 4.000% due 4/1/51[4]	33,914
		1,247,743
	Delaware — 0.3%
500,000	Affordable Housing Tax-Exempt Bond Pass-Thru Trust, DE, Revenue Bonds, Series 2023-0001, 6.000% due 10/5/40[4,7]	500,000
	District Of Columbia — 1.1%
3,415,000	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[2]	787,033
1,000,000	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Series C, 0.000% due 6/15/55[2]	95,971
500,000	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Series D, 0.000% due 6/15/55[2]	40,499
225,000	District of Columbia, KIPP Obligated Group, Revenue Bonds, Refunding, Series A, (MBIA Insured), 5.000% due 7/1/27	234,483
2,000,000	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 10/1/40[2]	946,936
		2,104,922
	Florida — 6.3%
105,000	Alachua County Health Facilities Authourity, FL, Revenue Bonds, Series 2021, 4.000% due 10/1/40	83,271
115,000	Capital Trust Agency Inc, FL, Educational Facilities Revenue, Advantage Academy of Hillsborough Projects, Revenue Bonds, Series A, 4.000% due 12/15/24	114,278
160,000	Capital Trust Agency Inc, FL, Educational Facilities Revenue, Viera Charter School, Inc. Project, Revenue Bonds, Series A, 5.000% due 10/15/37[4]	154,408
290,000	Capital Trust Agency Inc, FL, Revenue Bonds, Series A-1, 5.000% due 7/1/56[4]	263,156
6,500,000	Capital Trust Agency Inc, FL, Revenue Bonds, Series B, 0.000% due 7/1/61[2,4]	422,807
250,000	Capital Trust Agency Inc, FL, Viera Charter Schools Inc Project, Revenue Bonds, Series A, 5.000% due 10/15/49[4]	224,976
	City of Atlantic Beach, FL, Healthcare Facilities, Fleet Landing Project, Revenue Bonds, Series A:
505,000	5.000% due 11/15/33	496,473
250,000	5.000% due 11/15/53	208,217
500,000	City of Pompano Beach, FL, John Knox Vlg Project, Revenue Bonds, Series 2021-A, 4.000% due 9/1/56	351,607
1,000,000	County of Palm Beach FL, Revenue Bonds, 5.000% due 4/1/39[4]	958,634
500,000	Florida Development Finance Corp., Educational Facilities Revenue, Cornerstone Charter Revenue Bonds, Series 2022, 5.000% due 10/1/42[4]	476,115
1,000,000	Florida Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects, Revenue Bonds, Series A, 5.000% due 6/15/50	981,810
250,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Revenue Bonds, Refunding, 6.000% due 8/15/57[4]	238,477
See Notes to Financial Statements.
130

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$ 225,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/52	$ 173,620
145,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Revenue Bonds, Refunding, Series C, 5.000% due 9/15/50[4]	119,248
100,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Revenue Bonds, Series 2022, 5.250% due 6/15/29[4]	99,221
670,000	Florida Development Finance Corp., Revenue Bonds, AMT, 7.375% due 1/1/49	634,832
865,000	Florida Housing Finance Corp., Revenue Bonds, Series 2, (GNMA/ FNMA/ FHLMC Insured), 3.000% due 7/1/52	837,580
300,000	Lakewood Ranch Stewardship District, FL, Special Assessment Revenue, Lakewood National & Polo Run Project, 5.375% due 5/1/47	302,712
285,000	Lee County Industrial Development Authority, FL, Healthcare Facilities, Healthpark Florida Inc Project, Revenue Bonds, Series A, 5.250% due 10/1/57	237,926
500,000	Lee County Industrial Development Authority, FL, Shell Point/Waterside Health Project, Revenue Bonds, 5.000% due 11/15/39	488,445
750,000	Orange County Health Facilities Authority, FL, Revenue Bonds, 5.000% due 8/1/40	750,574
55,000	Palm Beach County Health Facilities Authority, FL, Lifespace Communities, Revenue Bonds, Refunding, Series C, 5.000% due 5/15/25	53,438
	Palm Beach County Health Facilities Authority, FL, Revenue Bonds, Series A:
100,000	11.500% due 7/1/27[4]	96,533
145,000	5.000% due 6/1/55	123,366
5,000	Palm Beach County Health Facilities Authority, FL, Revenue Bonds, Series B, 5.000% due 11/15/42	4,755
1,000,000	Pinellas County Industrial Development Authority, FL, Revenue Bonds, 5.000% due 7/1/29	1,023,190
	Sarasota County Health Facilities Authority, FL, Retirement Facilities Revenue, Village on the Isle Project, Revenue Bonds, Series A:
550,000	5.000% due 1/1/37	502,515
250,000	5.000% due 1/1/42	220,092
210,000	Sawyers Landing Community Development District, FL, Special Assessment, 4.250% due 5/1/53	165,220
500,000	Southeast Overtown Park West Community Redevelopment Agency, FL, Tax Allocation, Series A-1, 5.000% due 3/1/30[4]	506,705
135,000	Town Center at Palm Coast Community Development District, FL, Special Assessment, 6.000% due 5/1/36	135,038
	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment, Refunding:
650,000	3.750% due 5/1/31	600,277
500,000	4.125% due 5/1/37	459,306
		12,508,822
	Georgia — 1.5%
150,000	Atlanta Urban Redevelopment Agency, GA, Revenue Bonds, Series 2021, 3.625% due 7/1/42[4]	126,066
1,000,000	Development Authority of Burke County, GA, Revenue Bonds, 3.875% due 10/1/32[3]	1,004,495
125,000	Development Authority of Monroe County, GA, Revenue Bonds, Series A, 1.500% due 1/1/39[3]	118,357
350,000	Georgia Housing & Finance Authority, Revenue Bonds, Refunding, Series A, 4.000% due 6/1/50	350,395
340,000	Macon-Bibb County Urban Development Authority, GA, Revenue Bonds, Series A, 5.750% due 6/15/37[4]	344,695
750,000	Main Street Natural Gas Inc, GA, Revenue Bonds, Series C, 4.000% due 8/1/52[3,4]	721,381
See Notes to Financial Statements.
131

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Georgia — (Continued)
$ 200,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds, Series A, 5.000% due 7/1/60	$ 200,594
		2,865,983
	Guam — 0.4%
175,000	Guam Department of Education, Certificate Participation, Refunding, Series A, 5.000% due 2/1/40	176,182
	Territory of Guam, Revenue Bonds, Refunding, Series F:
105,000	4.000% due 1/1/36	102,078
500,000	4.000% due 1/1/42	448,644
		726,904
	Idaho — 0.9%
	Idaho Health Facilities Authority, Kootenai Health Project, Revenue Bonds, Series A:
250,000	4.375% due 7/1/34	252,524
500,000	4.750% due 7/1/44	496,080
250,000	Idaho Housing & Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/40[4]	243,520
735,000	Idaho Housing & Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Series A, 6.000% due 7/1/39[4]	773,490
		1,765,614
	Illinois — 6.8%
1,000,000	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Revenue Bonds, 5.250% due 4/1/39	1,073,730
100,000	Chicago Board of Education, IL, General Obligation Unlimited, Refunding, Series A, 7.000% due 12/1/44	105,395
	Chicago Board of Education, IL, General Obligation Unlimited, Series A, (NPFG Insured):
150,000	0.000% due 12/1/23[2]	146,517
170,000	5.500% due 12/1/26	177,737
550,000	0.000% due 12/1/29[2]	425,883
1,205,000	0.000% due 12/1/31[2]	851,179
1,150,000	Chicago Board of Education, IL, General Obligation Unlimited, Series B1, (NPFG Insured), 0.000% due 12/1/31[2]	812,329
500,000	Chicago Board of Education, IL, General Obligation Unlimited, Series H, 5.000% due 12/1/46	494,517
	City of Chicago, IL, General Obligation Unlimited, Refunding, Series C:
250,000	0.000% due 1/1/27[2]	215,550
435,000	0.000% due 1/1/31[2]	315,745
305,000	City of Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Refunding, (NPFG Insured), 5.500% due 1/1/30	331,401
145,000	City of Chicago, IL, Waterworks Revenue, Revenue Bonds, Refunding, (AMBAC Insured), 5.750% due 11/1/30	157,338
500,000	Cook County Community College District No. 508, IL, General Obligation Unlimited, 5.250% due 12/1/43	500,732
320,000	Illinois Finance Authority, Charter School Revenue, Refunding and Improvement, Chicago International Charter School Project, Revenue Bonds, 5.000% due 12/1/47	317,564
400,000	Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds, Refunding, 5.000% due 5/15/36	339,932
	Illinois Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
250,000	5.000% due 7/1/35	226,803
500,000	5.000% due 7/1/47	409,482
355,000	Illinois Housing Development Authority, Revenue Bonds, Refunding, Series C, 3.500% due 8/1/46	350,793
270,000	Illinois Housing Development Authority, Revenue Bonds, Series A, (FHLMC/ FNMA / GNMA Insured), 4.250% due 10/1/49	271,274
280,000	Illinois Housing Development Authority, Revenue Bonds, Series A, (GNMA/ FNMA/ FHLMC Insured), 3.000% due 4/1/51	271,338
See Notes to Financial Statements.
132

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$ 475,000	Illinois Sports Facilities Authority, Revenue Bonds, Refunding, 5.000% due 6/15/24	$ 479,817
440,000	Illinois Sports Facilities Authority, State Tax Supported, Capital Apprec, Revenue Bonds, (AMBAC Insured), 0.000% due 6/15/26[2]	386,405
250,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding, (BAM, NPFG Insured), 0.000% due 6/15/28[2]	209,643
525,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding, Series B-1, (AGMC Insured), 0.000% due 6/15/27[2]	455,709
	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series A, (NPFG Insured):
485,000	0.000% due 6/15/31[2]	359,359
1,000,000	0.000% due 6/15/36[2]	573,571
2,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds, Series A, (AGMC, MBIA Insured), 0.000% due 12/15/29[2]	1,590,160
175,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Refunding, Series A, 0.000% due 12/15/37[2]	89,795
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Refunding, Series B, 5.000% due 12/15/40	506,549
250,000	United City of Yorkville, IL, Special Tax, Refunding, (AGMC Insured), 4.000% due 3/1/36	253,534
250,000	Village of Bolingbrook, IL, Special Service Area No 1, Special Tax, Refunding, 5.250% due 3/1/41	230,976
500,000	Volo Village Special Service Area No. 3 & 6, IL, Special Tax, Symphony Meadows/Lancaster Falls Project, Refunding, (AGMC Insured), 2.875% due 3/1/25	493,525
		13,424,282
	Indiana — 2.5%
100,000	City of Fort Wayne, IN, Revenue Bonds, Revenue Bonds, 10.750% due 12/1/29	99,932
740,000	City of Fort Wayne, IN, Revenue Bonds, Revenue Bonds, AMT, 9.000% due 12/1/44[4]	732,959
1,000,000	City of Whiting, IN, BP Products North America, Revenue Bonds, AMT, 4.400% due 11/1/45[3]	1,035,352
	Indiana Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A, Forward Refunding 11/15/23:
345,000	5.750% due 11/15/28	348,100
330,000	6.500% due 11/15/33	334,141
250,000	Indiana Finance Authority, Ohio Valley Electric Corp Project, Revenue Bonds, Series B, 3.000% due 11/1/30	227,038
260,000	Indiana Finance Authority, Pollution Control, Ohio Valley Electric Corp Project, Revenue Bonds, Series B, 2.500% due 11/1/30	227,911
965,000	Indiana Finance Authority, Revenue Bonds, Refunding, Series 2019, 7.000% due 3/1/39[4]	729,644
	Indiana Finance Authority, Revenue Bonds, Refunding, Series A:
250,000	1.400% due 8/1/29	220,622
455,000	4.000% due 11/15/43	339,186
	Indiana Finance Authority, Revenue Bonds, Series A:
600,000	5.000% due 11/15/38	571,327
100,000	5.250% due 11/15/46	94,206
		4,960,418
	Iowa — 0.9%
730,000	Iowa Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Revenue Bonds, Refunding, 5.000% due 12/1/50	722,424
See Notes to Financial Statements.
133

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Iowa — (Continued)
$ 1,000,000	PEFA, Inc, IA, Revenue Bonds, 5.000% due 9/1/49[3]	$ 1,029,748
		1,752,172
	Kansas — 0.2%
	City of Overland Park, KS, Sales Tax Revenue, Bluhawk Star Bond Project, Revenue Bonds:
100,000	6.000% due 11/15/34[4]	103,048
200,000	6.500% due 11/15/42[4]	204,527
150,000	Wyandotte County-Kansas City Unified Government, KS, Revenue Bonds, Refunding, 5.000% due 12/1/34	141,545
30,000	Wyandotte County-Kansas City Unified Government, KS, Wyandotte Plaza Project, Revenue Bonds, Refunding, 4.000% due 12/1/28	28,017
		477,137
	Kentucky — 1.1%
305,000	City of Ashland, KY, Medical Center Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/32	305,974
350,000	City of Ashland, KY, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/36	342,479
	Kentucky Economic Development Finance Authority, Healthcare Revenue, Revenue Bonds, Series B, (NPFG Insured):
500,000	0.000% due 10/1/26[2]	442,362
500,000	0.000% due 10/1/27[2]	427,839
250,000	Kentucky Economic Development Finance Authority, Healthcare Revenue, Rosedale Green Project, Revenue Bonds, Refunding, 5.750% due 11/15/45	212,819
95,000	Kentucky Public Transportation Infrastructure Authority, Revenue Bonds, Series B, (AGMC Insured), 4.000% due 7/1/53	83,692
250,000	Louisville & Jefferson County Metropolitan Government, KY, Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	263,026
		2,078,191
	Louisiana — 1.3%
250,000	Calcasieu Parish Memorial Hospital Service District, LA, Hospital Revenue, Lake Charles Memorial Hospital Project, Revenue Bonds, Refunding, 5.000% due 12/1/34	242,145
850,000	Juban Crossing Economic Development District, LA, Gen Infrastructure Project, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[4]	775,609
1,250,000	Louisiana Local Government Environmental Facility & Community Development Authority, Entergy Louisiana LLC Project, Revenue Bonds, Series B, 2.500% due 4/1/36	1,031,620
500,000	Louisiana Public Facilities Authority, Revenue Bonds, Louisiana State University Greenhouse District Phase II Project, Series A, 5.000% due 7/1/59	507,903
		2,557,277
	Maryland — 2.3%
1,125,000	City of Baltimore, MD, Special Obligation, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/38	1,132,268
250,000	City of Brunswick, MD, Special Obligation, Special Tax, Refunding, 5.000% due 7/1/36	252,817
250,000	County of Howard, MD, Special Obligation, Tax Allocation, Downtown Columbia Project, Series A, 4.125% due 2/15/34[4]	237,524
500,000	County of Prince George’s, MD, Special Obligation, PGC Hampton Park Project, Revenue Bonds, Series A, 4.375% due 7/1/48[4]	433,593
235,000	Maryland Community Development Administration, Department Housing & Community Development, Revenue Bonds, Refunding, Series A, 4.500% due 9/1/48	237,676
See Notes to Financial Statements.
134

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Maryland — (Continued)
$ 690,000	Maryland Community Development Administration, Revenue Bonds, Refunding, Series A, 3.000% due 9/1/51	$ 669,596
285,000	Maryland Community Development Administration, Revenue Bonds, Refunding, Series C, 3.000% due 9/1/51	275,870
500,000	Maryland Economic Development Corp., Morgan State University Project, Revenue Bonds, 5.000% due 7/1/56	499,964
90,000	Maryland Economic Development Corp., Special Obligation, Metro Centre Owings Mills Project, Tax Allocation, 3.750% due 7/1/27	87,281
250,000	Maryland Economic Development Corp., Special Obligation, Tax Allocation, Metro Centre Owings Mills Project, 4.500% due 7/1/44	228,323
500,000	Prince George’s County Revenue Authority, MD, Tax Allocation, Suitland-Naylor Road Project, 5.000% due 7/1/46[4]	501,926
		4,556,838
	Massachusetts — 0.0%
100,000	Massachusetts Development Finance Agency, Revenue Bonds, Refunding, 5.125% due 1/1/40	91,345
	Michigan — 1.1%
250,000	City of Detroit, MI, General Obligation Unlimited, 5.000% due 4/1/34	258,740
125,000	City of Detroit, MI, General Obligation Unlimited, Series A, 5.000% due 4/1/46	122,210
250,000	Flint Hospital Building Authority, MI, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/38	227,473
280,000	Flint Hospital Building Authority, MI, Revenue Bonds, Series A, 5.250% due 7/1/39	280,222
	Grand Rapids Economic Development Corp., MI, Beacon Hill Eastgate Project, Revenue Bonds, Refunding, Series A:
600,000	5.000% due 11/1/37	521,920
250,000	5.000% due 11/1/55	192,413
325,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series B-2, Class 2, 0.000% due 6/1/65[2]	32,599
520,000	Michigan State Housing Development Authority, Safe Mortgage Revenue, Revenue Bonds, Series A, 2.700% due 10/1/56	329,731
3,500,000	Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Series C, 0.000% due 6/1/58[2]	143,776
		2,109,084
	Minnesota — 0.1%
166,272	Minnesota Housing Finance Agency, Non AMT Non ACE SF Mortgage, Revenue Bonds, Series I, (GNMA/ FNMA/ FHLMC Insured), 2.800% due 12/1/47	152,976
	Mississippi — 0.2%
	Mississippi Business Finance Corp., Revenue Bonds:
220,000	2.375% due 6/1/44	139,115
350,000	7.750% due 7/15/47[3]	352,795
		491,910
	Missouri — 1.7%
355,000	Cape Girardeau County Industrial Development Authority, MO, Southeast Health, Revenue Bonds, Refunding, Series A, 6.000% due 3/1/33	366,109
100,000	Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	100,160
250,000	Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior SVC Project, Revenue Bonds, Series A, 5.000% due 2/1/42	231,065
See Notes to Financial Statements.
135

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Missouri — (Continued)
	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds:
$ 1,000,000	5.000% due 2/1/26	$ 1,001,231
250,000	5.000% due 8/1/45	229,544
100,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, Series A, 5.000% due 2/1/28	100,323
365,000	Maryland Heights Industrial Development Authority, MO, State Louis Community ICE Center Project, Revenue Bonds, Series A, 4.375% due 3/15/30	333,454
60,000	Plaza at Noah’s Ark Community Improvement District, MO, Refunding, Revenue Bonds, 3.000% due 5/1/26	57,324
355,000	St. Louis County Industrial Development Authority, MO, Senior Living Facilities, Revenue Bonds, Refunding, 5.000% due 9/1/32	350,552
500,000	St. Louis County Industrial Development Authority, MO, Senior Living Facilities, Revenue Bonds, Series A, 5.250% due 9/1/53	434,146
100,000	Taney County Industrial Development Authority, MO, Big Cedar infrastucture Project, Revenue Bonds, 5.000% due 10/1/33[4]	98,957
		3,302,865
	Nebraska — 0.1%
115,000	Nebraska Investment Finance Authority, Safe Housing Revenue, Revenue Bonds, Series C, 4.000% due 9/1/48	114,744
	Nevada — 1.2%
100,000	City of Las Vegas, NV, Sales Tax Increment Revenue, Revenue Bonds, 3.500% due 6/15/25[4]	96,779
225,000	City of Las Vegas, NV, Special Improvement District No. 816, Sales Tax Increment, Special Assessment, 2.750% due 6/1/31	188,867
380,000	City of North Las Vegas, NV, Local Improvement, Special Assessment, 4.625% due 6/1/49	346,959
1,000,000	City of Sparks, NV, Tourism improvement district, Revenue Bonds, Series A, 2.750% due 6/15/28[4]	906,195
	State of Nevada Department of Business & Industry, Revenue Bonds, Series A:
335,000	5.000% due 7/15/27[4]	336,639
500,000	5.000% due 12/15/48[4]	442,069
		2,317,508
	New Jersey — 3.4%
1,000,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 6/15/26[7]	1,024,848
500,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series I, (State Appropriations), (SIFMA MUNI SWAP INDEX*1.00+1.60%), 5.460% due 3/1/28[6]	499,981
345,000	New Jersey Economic Development Authority, Revenue Bonds, Series A, 5.000% due 7/1/38	349,220
565,000	New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Series C, 4.750% due 10/1/50	574,577
	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series A:
1,000,000	0.000% due 12/15/35[2]	609,654
1,300,000	0.000% due 12/15/39[2]	614,447
185,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured), 0.000% due 12/15/32[2]	132,642
550,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series C, (AMBAC Insured), 0.000% due 12/15/35[2]	337,391
1,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series C, (NPFG Insured), 0.000% due 12/15/31[2]	743,208
1,880,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, Refunding, Series B, 5.000% due 6/1/46	1,869,730
		6,755,698
See Notes to Financial Statements.
136

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Mexico — 0.4%
$ 275,000	City of Santa Fe, NM, Retirement Facility Revenue, EL Castillo Retirement Project, Revenue Bonds, Series A, 5.000% due 5/15/34	$ 260,246
250,000	New Mexico Hospital Equipment Loan Council, Revenue Bonds, LA Vida Llena Expansion Project, Series A, 5.000% due 7/1/49	191,328
390,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series A-1, Class I, (GNMA/ FNMA/ FHLMC Insured), 4.250% due 1/1/50	391,627
		843,201
	New York — 4.2%
435,000	Brookhaven Local Development Corp., NY, Jefferson’s Ferry Project, Revenue Bonds, Series A, 4.000% due 11/1/55	334,555
1,000,000	Build NYC Resource Corp., NY, Revenue Bonds, 5.250% due 7/1/57	1,021,046
100,000	Build NYC Resource Corp., NY, Revenue Bonds, Series A, 4.000% due 6/15/51	74,731
150,000	County of Sullivan, NY, Special Assessment, Adelaar Infrastructure Project, Special Assessment, Series E-1, 4.850% due 11/1/31[4]	141,835
500,000	County of Sullivan, NY, Special Assessment, Adelaar Infrastructure Project, Special Assessment, Series E-2, 5.350% due 11/1/49[4]	451,214
500,000	Glen Cove Local Economic Assistance Corp., NY, Revenue Bonds, Series C, 0.000% due 1/1/55[2]	433,420
250,000	Huntington Local Development Corp., NY, Fountaingate Garden Project, Revenue Bonds, Series A, 5.250% due 7/1/56	190,001
250,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series C-1, 4.750% due 11/15/45	254,787
500,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series C-2, 0.000% due 11/15/32[2]	341,852
395,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series D-2-B, (AGMC Insured), (SOFR*0.67+0.55%), 3.773% due 11/1/32[6]	392,970
115,000	Monroe County Industrial Development Corp., NY, St. Ann’s Community Project, Revenue Bonds, 5.000% due 1/1/50	83,272
150,000	Monroe County Industrial Development Corp., NY, St. Ann’s Community Project, Revenue Bonds, Refunding, 5.000% due 1/1/40	120,494
500,000	New York City Industrial Development Agency, NY, Revenue Bonds, Refunding, (AGMC Insured), 3.000% due 1/1/46	390,269
350,000	New York Liberty Development Corp., Revenue Bonds, Refunding Class 2-3, 5.375% due 11/15/40	350,119
480,000	New York Liberty Development Corp., Revenue Bonds, Refunding Class 3-3, 7.250% due 11/15/44	485,722
1,815,000	New York Liberty Development Corp., Revenue Bonds, Refunding, Class 1-3, 5.000% due 11/15/44	1,756,843
1,000,000	New York Transportation Development Corp., Revenue Bonds, AMT, 5.000% due 1/1/36	1,034,053
230,000	Niagara Area Development Corp., NY, Catholic Health System Inc Project, Revenue Bonds, 5.000% due 7/1/52	176,105
195,000	State of New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	194,273
		8,227,561
	North Carolina — 0.8%
895,000	North Carolina Housing Finance Agency, Revenue Bonds, Series 46-A, (GNMA/ FNMA/ FHLMC Insured), 3.000% due 7/1/51	867,548
500,000	North Carolina Medical Care Commission, Retirement Facilities Revenue, 1st Mortgage-Carolina Vlg Project, Revenue Bonds, Series B, 5.000% due 4/1/47	417,512
See Notes to Financial Statements.
137

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	North Carolina — (Continued)
$ 215,000	North Carolina Medical Care Commission, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/34	$ 207,495
		1,492,555
	North Dakota — 0.3%
500,000	County of Ward, ND, Healthcare Facilities Revenue, Revenue Bonds, Series C, 5.000% due 6/1/43	427,521
185,000	North Dakota Housing Finance Agency, Revenue Bonds, Series A, 3.000% due 1/1/52	179,387
		606,908
	Ohio — 2.1%
1,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series B-2, Class 2, 5.000% due 6/1/55	932,083
600,000	City of Centerville, OH, Healthcare Revenue, Revenue Bonds, Refunding, 5.250% due 11/1/50	514,693
95,000	Cleveland-Cuyahoga County Port Authority, OH, Tax Allocation, Sub-Flats East Bank Project, Refunding, Series B, 4.500% due 12/1/55[4]	82,120
345,000	County of Franklin, OH, Revenue Bonds, Refunding, 5.250% due 11/15/55	290,571
700,000	County of Washington, OH, Hospital Revenue, Revenue Bonds, Refunding, 6.750% due 12/1/52	702,051
475,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/50	419,440
	State of Ohio, Revenue Bonds, Refunding:
250,000	5.000% due 12/1/28[4]	251,895
420,000	5.000% due 12/1/33[4]	422,692
250,000	5.000% due 12/1/38[4]	237,606
300,000	5.000% due 12/1/48[4]	271,514
		4,124,665
	Oklahoma — 0.8%
635,000	Norman Regional Hospital Authority, OK, Revenue Bonds, Refunding, 4.000% due 9/1/37	576,277
	Oklahoma Development Finance Authority, Health Project, Revenue Bonds, Series A:
1,000,000	5.500% due 8/15/44	964,801
375,000	5.000% due 8/1/52[5]	375
		1,541,453
	Oregon — 0.7%
125,000	Clackamas County Hospital Facility Authority, OR, Oregon Senior Living, Rose Villa Project, Revenue Bonds, Refunding, Series A, 5.125% due 11/15/40	114,884
250,000	Hospital Facilities Authority of Multnomah Country, OR, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/56	165,797
395,000	Polk County Hospital Facility Authority, OR, Dollas Retirement Vlg Project, Revenue Bonds, Series A, 5.125% due 7/1/55	311,112
1,000,000	Salem Hospital Facility Authority, OR, Oregon Revenue, Capital Manor Project, Revenue Bonds, Refunding, 4.000% due 5/15/40	808,680
		1,400,473
	Pennsylvania — 3.9%
	Berks County Industrial Development Authority, PA, Tower Health Project, Revenue Bonds, Refunding:
1,000,000	5.000% due 11/1/47	583,123
250,000	4.000% due 11/1/47	125,448
325,000	Berks County Municipal Authority, PA, Tower Health Project, Revenue Bonds, Refunding, Series A, 5.000% due 2/1/28	201,309
150,000	Berks County Municipal Authority, PA, Tower Health Project, Revenue Bonds, Series B-3, 5.000% due 2/1/40[3]	92,820
See Notes to Financial Statements.
138

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$ 270,000	Bucks Country Industrial Development Authority, PA, Grand view Hospital Project, Revenue Bonds, 4.000% due 7/1/46	$ 208,563
	Crawford County Hospital Authority, PA, Revenue Bonds, Refunding, Series A:
400,000	6.000% due 6/1/36	415,815
250,000	6.000% due 6/1/46	255,421
500,000	Cumberland County Municipal Authority, PA, Revenue Bonds, Refunding, 5.000% due 1/1/29	488,886
250,000	Delaware Valley Regional Finance Authority, PA, Revenue Bonds, Series C, (3M. USD LIBOR*0.67+0.75%), 4.075% due 6/1/37[6]	222,333
200,000	Franklin County Industrial Development Authority, PA, Menno-Haven, Inc. Project, Revenue Bonds, Refunding, 5.000% due 12/1/43	166,011
445,000	Montgomery County Higher Education and Health Authority, PA, Revenue Bonds, Refunding, 5.000% due 12/1/47	405,699
500,000	Montgomery County Industrial Development Authority, PA, Revenue Bonds, Refunding, 5.000% due 11/15/36	497,075
250,000	Montgomery County Industrial Development Authority, PA, Waverly Heights, Limited. Project, Revenue Bonds, Refunding, 5.000% due 12/1/44	255,617
800,000	Pennsylvania Economic Development Financing Authority, Iron Cumberland LLC Project, Revenue Bonds, Series 2022, 7.000% due 12/1/29	777,839
	Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds, AMT:
1,000,000	5.250% due 6/30/53	1,034,403
1,000,000	6.000% due 6/30/61	1,116,435
	Philadelphia Authority for Industrial Development, PA, Revenue Bonds, Refunding:
100,000	5.000% due 8/1/30	103,877
115,000	5.000% due 6/15/40[4]	115,354
425,000	5.000% due 8/1/40	430,381
150,000	Redevelopment Authority of The County of Washington, PA, Tax Allocation, Refunding, 5.000% due 7/1/28	150,071
100,000	Westmoreland County Industrial Development Authority, PA, Excela Health Project, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/25	99,818
		7,746,298
	Puerto Rico — 9.0%
	Commonwealth of Puerto Rico, General Obligation Unlimited, Restructured, Series A-1:
54,010	5.250% due 7/1/23	54,082
32,339	0.000% due 7/1/24[2]	30,637
107,721	5.375% due 7/1/25	109,748
106,745	5.625% due 7/1/27	111,251
60,000	5.625% due 7/1/29	63,429
101,998	5.750% due 7/1/31	109,183
96,721	4.000% due 7/1/33	88,502
124,470	0.000% due 7/1/33[2]	72,629
86,939	4.000% due 7/1/35	77,761
74,617	4.000% due 7/1/37	65,170
	Commonwealth of Puerto Rico, Notes:
2,028,895	0.000% due 11/1/43[2]	953,581
1,252,170	0.000% due 11/1/51[2]	572,335
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Series A:
1,000,000	5.000% due 7/1/30[4]	1,011,938
1,500,000	5.000% due 7/1/35[4]	1,495,840
250,000	5.000% due 7/1/37[4]	246,739
1,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series B, 5.000% due 7/1/33	1,501,891
610,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured), 3.625% due 7/1/23	608,807
See Notes to Financial Statements.
139

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
$ 75,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	$ 75,470
900,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU, (AGMC Insured), (3M. USD LIBOR*0.67+0.52%), 3.988% due 7/1/29[6]	822,011
	Puerto Rico Electric Power Authority, Revenue Bonds, Series A:
85,000	5.000% due 7/1/29[5]	59,713
500,000	7.000% due 7/1/40[5]	357,500
320,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured), 4.750% due 7/1/33	320,215
600,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series RR, (AGC Insured), 5.000% due 7/1/28	603,761
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series TT, (AGMC Insured), 5.000% due 7/1/27	25,157
1,000,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series XX, 5.250% due 7/1/40[5]	702,500
1,101,941	Puerto Rico Highway and Transportation Authority, Revenue Bonds, Series A, 5.000% due 7/1/62	1,061,503
947,256	Puerto Rico Highway and Transportation Authority, Revenue Bonds, Series B, 0.000% due 7/1/32[2]	594,403
46,623	Puerto Rico Highway and Transportation Authority, Revenue Bonds, Series C, 0.000% due 7/1/53[2]	27,742
400,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligation Project, Revenue Bonds, Refunding, 4.000% due 7/1/40	360,170
430,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, (NPFG Insured), 4.500% due 10/1/29	430,719
250,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, Refunding, 5.000% due 10/1/31	250,379
209,663	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A, Class 2047, 0.000% due 8/1/47[2]	57,028
323,124	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A, Class 2054, 0.000% due 8/1/54[2]	65,639
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A-1:
5,000	0.000% due 7/1/24[2]	4,750
14,000	0.000% due 7/1/29[2]	10,546
18,000	0.000% due 7/1/31[2]	12,228
3,188,000	0.000% due 7/1/46[2]	867,133
11,743,000	0.000% due 7/1/51[2]	2,385,482
1,000,000	5.000% due 7/1/58	963,103
185,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	185,194
	University of Puerto Rico, Revenue Bonds, Series Q:
100,000	5.000% due 6/1/25	98,819
150,000	5.000% due 6/1/36	143,874
		17,658,562
	Rhode Island — 0.2%
310,000	Rhode Island Housing and Mortgage Finance Corp., Revenue Bonds, Series 69-B, (GNMA/ FNMA/ FHLMC Insured), 4.000% due 10/1/48	309,673
	South Carolina — 2.2%
2,760,004	Connector 2000 Association, Inc., SC, Revenue Bonds, Series A-1, 0.000% due 1/1/42[2]	690,912
449,951	Connector 2000 Association, Inc., SC, Toll Road Revenue, Revenue Bonds, Series A-1, 0.000% due 1/1/32[2]	244,864
380,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue, Revenue Bonds, 0.000% due 6/1/52[2]	263,282
See Notes to Financial Statements.
140

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	South Carolina — (Continued)
$ 400,000	South Carolina Jobs-Economic Development Authority, FAH Portfolio Pelham Apartments Project, Revenue Bonds, Series A-1, Class I, 6.500% due 2/1/56[4]	$ 392,245
150,000	South Carolina Jobs-Economic Development Authority, FAH Portfolio Pelham Apartments Project, Revenue Bonds, Series B, Class I, 7.500% due 8/1/47[4]	145,582
105,000	South Carolina Jobs-Economic Development Authority, Green Charter Schools Project, Revenue Bonds, Refunding, Series A, 4.000% due 6/1/56[4]	72,890
	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding:
410,000	5.000% due 10/1/36[4]	380,053
1,090,000	5.000% due 10/1/41[4]	970,556
300,000	South Carolina Jobs-Economic Development Authority, Solid Waste Disposal Revenue, Revenue Bonds, 6.250% due 6/1/40[4]	235,662
200,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/33	207,932
500,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series B, 5.000% due 12/1/37	514,262
145,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds, Series A, (GNMA/ FNMA/ FHLMC/ FHA Insured), 4.000% due 7/1/36	144,479
		4,262,719
	Tennessee — 0.6%
1,000,000	Bristol Industrial Development Board, TN, Revenue Bonds, Series B, 0.000% due 12/1/31[2,4]	617,902
	Knox County Industrial Development Board, TN, Revenue Bonds, AMT, Refunding:
200,000	9.250% due 11/1/42	200,412
265,000	9.500% due 11/1/52	265,530
40,000	Metropolitan Government Nashville & Davidson Country Industrial Development Board, TN, Special Assessment, Series 2021-A, 4.000% due 6/1/51[4]	32,003
300,000	Metropolitan Government Nashville & Davidson Country Industrial Development Board, TN, Special Assessment, Series 2021-B, 0.000% due 6/1/43[2,4]	99,737
		1,215,584
	Texas — 5.8%
645,000	Arlington Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/51	636,939
500,000	Arlington Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Series 2021, 4.500% due 6/15/56[3,4,6]	496,106
	Arlington Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Series 2022:
100,000	6.250% due 6/1/52	101,208
200,000	6.375% due 6/1/62[4]	202,805
240,000	Arlington Higher Education Finance Corp., TX, Revenue Bonds, Refunding, Uplift Education, Series A, 2.750% due 12/1/26	230,013
650,000	Brazoria County Industrial Development Corp., TX, Revenue Bonds, Series 2022, 10.000% due 6/1/42[3,4]	647,066
	City of Dallas Housing Finance Corp., TX, Revenue Bonds, Series A:
425,000	6.000% due 12/1/62	436,808
245,000	6.000% due 12/1/62[4]	239,198
	City of Dallas Housing Finance Corp., TX, Revenue Bonds, Series B:
100,000	6.250% due 12/1/54[4]	91,798
3,640,000	0.000% due 12/1/62[2,4]	255,745
500,000	City of Plano, TX, Special Assessment, 4.000% due 9/15/51[4]	398,321
360,000	Fort Bend County Industrial Development Corp., TX, NRG Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	352,689
See Notes to Financial Statements.
141

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$ 1,510,000	Harris County Cultural Education Facilities Finance Corp., TX, Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	$ 1,220,724
150,000	Harris County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Series A, 5.000% due 1/1/43	125,797
1,000,000	Hidalgo County Regional Mobility Authority, TX, Revenue Bonds, Series A, 0.000% due 12/1/56[2]	155,310
500,000	Matagorda County Navigation District No. 1, TX, Revenue Bonds, Refunding, Series A, (AMBAC Insured), 4.400% due 5/1/30	502,589
215,000	New Hope Cultural Education Facilities Finance Corp., TX, Blinn College Project, Revenue Bonds, Series A, 5.000% due 7/1/40	194,060
500,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Dwyer Workforce development, Revenue Bonds, Refunding, 8.500% due 9/1/27[4]	498,478
375,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Morningside Ministries Project, Revenue Bonds, Series A, 5.000% due 1/1/35	340,606
250,000	New Hope Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Refunding, 4.000% due 8/15/51[4]	176,795
500,000	New Hope Cultural Education Facilities Finance Corp., TX, The Outlook At Windhaven Project, Revenue Bonds, Series A, 6.875% due 10/1/57	450,911
250,000	New Hope Cultural Education Facilities Finance Corp., TX, Wesleyan Homes Inc Project, Revenue Bonds, 5.500% due 1/1/49	201,542
400,000	New Hope Cultural Education Facilities Finance Corp., TX, Wesleyan Homes Inc Project, Revenue Bonds, Refunding, 5.000% due 1/1/55	286,518
70,000	Tarrant County Cultural Education Facilities Finance Corp., TX, Retirement Facilities, Air Force Villages Project, Revenue Bonds, Refunding, 4.000% due 5/15/31	62,328
140,000	Tarrant County Cultural Education Facilities Finance Corp., TX, Retirement Facilities, Air Force Villages Project, Revenue Bonds, Refunding, Series A, 5.750% due 12/1/54[5]	91,000
250,000	Tarrant County Cultural Education Facilities Finance Corp., TX, Retirement Facilities, Air Force Villiages Project, Revenue Bonds, Refunding, 4.000% due 5/15/27	236,413
150,000	Tarrant County Cultural Education Facilities Finance Corp., TX, Retirement Facilities, Revenue Bonds, Refunding, 5.000% due 11/15/35	143,529
115,000	Texas Department of Housing and Community Affairs, Revenue Bonds, Series A, (GNMA Insured), 4.750% due 3/1/49	116,461
875,000	Texas Municipal Gas Acquisition and Supply Corp. II, Revenue Bonds, Series C, (3M. USD LIBOR*0.66+0.69%), 3.902% due 9/15/27[6]	862,485
1,000,000	Texas Municipal Gas Acquisition and Supply Corp. III, Revenue Bonds, Refunding, 5.000% due 12/15/29	1,047,275
700,000	Town of Little Elm, TX, Special Assessment, Series A, 5.375% due 9/1/51[4]	673,855
		11,475,372
	Utah — 0.1%
250,000	Mida Mountain Village Public Infrastructure District, UT, Special Assessment, Series A, 5.000% due 8/1/50[4]	202,607
	Vermont — 0.4%
260,000	Vermont Economic Development Authority, Revenue Bonds, Refunding, Series A, 4.000% due 5/1/37	218,211
500,000	Vermont Economic Development Authority, Revenue Bonds, Series A -1, 5.000% due 6/1/52[3,4]	501,176
		719,387
See Notes to Financial Statements.
142

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Virginia — 4.6%
$ 415,000	Atlantic Park Community Development Authority, VA, Revenue Bonds, 6.250% due 8/1/45[4]	$ 394,425
750,000	Farmville Industrial Development Authority, VA, Longwood University Student Project, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/38	758,796
	Hanover County Economic Development Authority, VA, Care Facilities Revenue, Covenant Woods, Revenue Bonds, Refunding:
255,000	4.000% due 7/1/30[4]	227,696
500,000	5.000% due 7/1/38	474,966
295,000	Henrico County Economic Development Authority, VA, Health Care Facilities Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/37	287,245
500,000	Henrico County Economic Development Authority, VA, Residencial Care Facility Revenue, Revenue Bonds, Series A, 5.000% due 6/1/39	460,475
600,000	Henrico County Economic Development Authority, VA, Residencial Care Facility Revenue, Revenue Bonds, Series C, 5.000% due 12/1/47	553,729
	James City County Economic Development Authority, VA, Revenue Bonds, Series A:
500,000	4.000% due 12/1/40	397,362
140,000	4.000% due 6/1/41	105,659
500,000	Newport News Industrial Development Authority, VA, Health System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[4]	505,074
1,000,000	Newport News Industrial Development Authority, VA, System Revenue, Revenue Bonds, 5.330% due 7/1/45[4]	1,012,793
1,000,000	Virginia College Building Authority, Marymount University Project, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/45[4]	947,355
500,000	Virginia Small Business Financing Authority, Residential Care Facility Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 6/1/42	475,198
760,000	Virginia Small Business Financing Authority, Revenue Bonds, 8.500% due 6/1/42[4]	709,255
655,000	Virginia Small Business Financing Authority, Revenue Bonds, (SOFR*0.70+5.50%), 7.677% due 6/1/29[4,6]	631,134
50,000	Virginia Small Business Financing Authority, Revenue Bonds, Refunding, 4.000% due 12/1/51	37,678
	Virginia Small Business Financing Authority, Revenue Bonds, Refunding, Series A:
500,000	5.000% due 1/1/32	538,867
250,000	4.000% due 1/1/45	221,750
290,000	Virginia Small Business Financing Authority, Revenue Bonds, Series A, 8.500% due 12/1/52[4]	275,902
		9,015,359
	Washington — 2.0%
235,000	Kalispel Tribe of Indians, WA, Priority District, Revenue Bonds, Series B, 5.250% due 1/1/38[4]	242,302
1,125,000	Washington Health Care Facilities Authority, Revenue Bonds, 5.000% due 12/1/36	1,143,384
200,000	Washington Health Care Facilities Authority, Revenue Bonds, Refunding, Series A-2, 5.000% due 8/1/30	218,642
	Washington State Convention Center Public Facilities District, Revenue Bonds, Refunding, Series B:
260,000	4.000% due 7/1/31	259,674
295,000	3.000% due 7/1/35	256,119
265,000	3.000% due 7/1/58	167,950
625,000	Washington State Housing Finance Commission, Refunding, Judson Park Project, Revenue Bonds, 5.000% due 7/1/38[4]	542,466
486,080	Washington State Housing Finance Commission, Revenue Bonds, Series A-1, 3.500% due 12/20/35	456,221
500,000	Washington State Housing Finance Commission, Rockwood Retirement Communities, Revenue Bonds, 5.000% due 1/1/55[4]	349,477
See Notes to Financial Statements.
143

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Washington — (Continued)
$ 500,000	Washington State Housing Finance Commission, Rockwood Retirement Communities, Revenue Bonds, Series A, 5.000% due 1/1/56[4]	$ 347,876
		3,984,111
	West Virginia — 0.1%
250,000	West Virginia Hospital Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/43	241,195
	Wisconsin — 5.4%
250,000	Public Finance Authority, WI, Charter Day School Inc Project, Revenue Bonds, Series A, 5.000% due 12/1/45[4]	210,056
250,000	Public Finance Authority, WI, Charter School Portfolio Project, Revenue Bonds, Series A-1, 5.000% due 1/1/55[4]	189,174
500,000	Public Finance Authority, WI, Charter School Revenue, Revenue Bonds, Series A, 5.375% due 7/15/47[4]	435,094
500,000	Public Finance Authority, WI, Grand Hyatt San Antonio Hotel Acquisition Project, Revenue Bonds, Series B, 6.000% due 2/1/62[4]	505,010
115,000	Public Finance Authority, WI, Hospital Facility Authority, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/41	93,239
110,000	Public Finance Authority, WI, Hospital Facility Authority, Revenue Bonds, Series A-1, 4.000% due 7/1/51[4]	83,547
400,000	Public Finance Authority, WI, House Apartments Project, Revenue Bonds, Series A, 6.500% due 8/1/53[4]	398,897
275,000	Public Finance Authority, WI, House Apartments Project, Revenue Bonds, Series B, 6.625% due 2/1/46[4]	255,368
115,000	Public Finance Authority, WI, KDC Agri Business, LLC, Revenue Notes, Series A, 15.000% due 5/15/23[4,8]	115,000
	Public Finance Authority, WI, Lehigh Valley Health Network Micro Hospitals, Revenue Bonds:
190,000	7.250% due 12/1/42[4]	187,582
115,000	7.500% due 12/1/52[4]	114,718
	Public Finance Authority, WI, Retirement Facility Revenue, Revenue Bonds, Refunding:
250,000	5.000% due 9/1/49[4]	190,461
500,000	5.000% due 9/1/54[4]	424,129
260,000	Public Finance Authority, WI, Revenue Bonds, Refunding, 5.875% due 4/1/45	263,995
	Public Finance Authority, WI, Revenue Bonds, Refunding, Series A:
375,000	5.000% due 6/1/29[4]	375,109
250,000	5.000% due 1/1/35	245,865
750,000	5.000% due 1/1/46	696,200
500,000	Public Finance Authority, WI, Revenue Bonds, Series A, 4.500% due 6/1/56[4]	373,798
25,000	Public Finance Authority, WI, Roseman University, Revenue Bonds, Prerefunded 4/01/30 @ 100, 5.000% due 4/1/50	28,836
475,000	Public Finance Authority, WI, Roseman University, Revenue Bonds, Unrefunded Portion, 5.000% due 4/1/50	439,315
265,000	Public Finance Authority, WI, School Education Revenue, Revenue Bonds, 4.000% due 6/15/29[4]	250,095
	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A:
350,000	5.250% due 5/15/37[4]	332,967
100,000	4.000% due 10/1/51	72,555
40,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, Escrowed to Maturity, 5.000% due 11/15/24[4]	40,683
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,059,283
50,000	Public Finance Authority, WI, The obligated Group of National Senior Communities, Revenue Bonds, 4.000% due 1/1/52	41,647
1,000,000	Wisconsin Department of Transportation, Revenue Bonds, Refunding, Series 1, 5.000% due 7/1/29[7]	1,095,595
See Notes to Financial Statements.
144

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wisconsin — (Continued)
$ 70,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, 4.000% due 12/1/41	$ 53,854
	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding:
955,000	5.000% due 6/1/41	838,945
110,000	4.000% due 1/1/47	79,408
1,000,000	4.000% due 1/1/57	673,954
495,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, Series D, 4.000% due 3/1/47	494,192
35,000	Wisconsin Housing & Economic Development Authority Housing Revenue, Home Ownership Revenue, Revenue Bonds, Refunding, Series B, (HUD Section 8), 0.400% due 5/1/45[3]	34,261
		10,692,832
	Other Territory — 0.5%
702,968	Federal Home Loan Mortgage Corporation Multifamily 2019ML-05 Certificates, Revenue Bonds, Class A, 3.400% due 1/25/36	664,157
259,817	Federal Home Loan Mortgage Corporation Multifamily 2021ML-10 Certificates, Class AUS, 2.032% due 1/25/38	205,087
705,917	Federal Home Loan Mortgage Corporation Multifamily 2021ML-10 Certificates, Class XUS, 2.127% due 1/25/38[3]	114,126
		983,370
	TOTAL MUNICIPAL BONDS (Cost $210,339,275)	194,677,392
TOTAL INVESTMENTS (Cost $211,327,030)	99.2%	$195,580,270
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8	1,524,854
NET ASSETS	100.0%	$197,105,124

*	Percentages indicated are based on net assets.
[1]	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 1 of the Notes to Financial Statements).
[2]	Zero Coupon Bond.
[3]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of April 30, 2023.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2023, these securities, which are not illiquid, amounted to $50,714,458 or 25.7% of net assets for the Fund.
[5]	This security is in default. See Note 1.
[6]	Floating Rate Bond. Rate shown is as of April 30, 2023.
[7]	When-issued security.
[8]	Security was restructured. Maturity Date extended to May 15, 2023

Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HUD — Housing and Urban Development
MBIA — Municipal Bond Investors Assurance
NPFG — National Public Finance Guarantee Corporation
SIFMA — Securities Industry and Financial Markets Association

See Notes to Financial Statements.
145

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Centrally Cleared Interest Rate Swap Contracts
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
12 Mo. USD SOFR	Fixed 3.56%	USD	4,000,000	February 15, 2041	Annual	$—	$—	$204,864	$204,864
Fixed 3.02%	12 Mo. USD SOFR	USD	3,500,000	February 15, 2046	Annual	—	—	46,146	46,146
Fixed 3.11%	12 Mo. USD SOFR	USD	3,800,000	February 15, 2046	Annual	—	—	84,876	84,876
Total Centrally Cleared Interest Rate Swap Contracts						$—	$—	$335,886	$335,886
See Notes to Financial Statements.
146

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2023 - (Unaudited)
STATE DIVERSIFICATION
On April 30, 2023, State Diversification of the Portfolio was as follows:
	% of Net Assets	Value
STATE:
Puerto Rico	9.0%	$ 17,658,562
California	7.4	14,670,395
Colorado	7.4	14,578,031
Illinois	6.8	13,424,282
Florida	6.3	12,508,822
Texas	5.8	11,475,372
Wisconsin	5.4	10,692,832
Virginia	4.6	9,015,359
New York	4.2	8,227,561
Arizona	3.9	7,788,687
Pennsylvania	3.9	7,746,298
New Jersey	3.4	6,755,698
Indiana	2.5	4,960,418
Maryland	2.3	4,556,838
South Carolina	2.2	4,262,719
Ohio	2.1	4,124,665
Washington	2.0	3,984,111
Alabama	1.9	3,822,321
Missouri	1.7	3,302,865
Georgia	1.5	2,865,983
Louisiana	1.3	2,557,277
Nevada	1.2	2,317,508
Michigan	1.1	2,109,084
District of Columbia	1.1	2,104,922
Kentucky	1.1	2,078,191
Idaho	0.9	1,765,614
Iowa	0.9	1,752,172
Oklahoma	0.8	1,541,453
North Carolina	0.8	1,492,555
Oregon	0.7	1,400,473
Connecticut	0.6	1,247,743
Tennessee	0.6	1,215,584
Other Territory	0.5	983,370
New Mexico	0.4	843,201
Guam	0.4	726,904
Vermont	0.4	719,387
North Dakota	0.3	606,908
Delaware	0.3	500,000
Mississippi	0.2	491,910
Kansas	0.2	477,137
Rhode Island	0.2	309,673
West Virginia	0.1	241,195
Alaska	0.1	211,640
Utah	0.1	202,607
Minnesota	0.1	152,976
Nebraska	0.1	114,744
Massachusetts	0.0	91,345
TOTAL MUNICIPAL BONDS	98.8%	$194,677,392
TOTAL INVESTMENTS	98.8%	$194,677,392
See Notes to Financial Statements.
147

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited)
1.  Organization and Significant Accounting Policies
As of April 30, 2023, The Glenmede Fund, Inc. (the “Fund”) currently offers shares in seventeen portfolios: the Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Equity Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio, the Core Fixed Income Portfolio, the Short Term Tax Aware Fixed Income Portfolio and the High Yield Municipal Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. Since June 30, 2015, the Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016. Since February 14, 2019, the Quantitative U.S. Long/Short Equity Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. As of that date, the existing class of the Quantitative U.S. Long/Short Equity Portfolio changed its name to the Advisor Class. The Institutional Class shares of the Quantitative U.S. Long/Short Equity Portfolio commenced operations on September 13, 2019. The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015. The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016. The Equity Income Portfoliocommenced operations on December 21, 2016. The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio  commenced operations on November 13, 2017.
The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 946 (“ASC 946”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”), including but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.
Valuation of Securities:  Equity securities and options listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange-traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values ("NAVs") as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
With respect to a Portfolio’s investments that do not have readily available market quotations, the Fund’s Board of Directors (the “Board”) has designated the Portfolio’s investment advisor as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").  If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board ("Valuation Procedures"). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant
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market, but prior to the NASDAQ Close, that materially affect the values of a Portfolio’s holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Investments valued using significant unobservable inputs are generally categorized as Level 3 in the fair value hierarchy. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Portfolio’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Portfolio could obtain the fair value assigned to an investment if the Portfolio were to sell the investment at approximately the time at which the Portfolio determines its NAV.
FASB ASC Topic 820 ("ASC 820") “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio and Equity Income Portfolio had all investments at Level 1 except repurchase agreements which were at Level 2, at April 30, 2023.
The Portfolios did not recognize any Level 3 transfers as of the six months ended April 30, 2023. Transfers into and out of a level are typically recognized at the end of the reporting period.
The following is a summary of the inputs used as of April 30, 2023 in valuing the assets and liabilities of the Secured Options Portfolio, Global Secured Options Portfolio, Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and High Yield Municipal Portfolio:
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$ 20,653,553	$ —	$—	$ 20,653,553
U.S. Treasury Bills	—	109,000,275	—	109,000,275
Repurchase Agreement	—	539,480	—	539,480
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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Purchased Options
Calls	$1,231,331,325	$ —	$—	$1,231,331,325
Puts	77,700	—	—	77,700
Total Purchased Options	1,231,409,025	—	—	1,231,409,025
Total Investments	1,252,062,578	109,539,755	—	1,361,602,333
Total	$1,252,062,578	$109,539,755	$—	$1,361,602,333
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(845,647,950)	$—	$—	$(845,647,950)
Puts	(2,922,477)	—	—	(2,922,477)
Total Written Options	(848,570,427)	—	—	(848,570,427)
Total	$(848,570,427)	$—	$—	$(848,570,427)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$ 4,874,886	$ —	$—	$ 4,874,886
U.S. Treasury Bills	—	4,332,411	—	4,332,411
Repurchase Agreement	—	31,604	—	31,604
Purchased Options
Calls	41,836,740	—	—	41,836,740
Puts	2,640	—	—	2,640
Total Purchased Options	41,839,380	—	—	41,839,380
Total Investments	46,714,266	4,364,015	—	51,078,281
Total	$46,714,266	$4,364,015	$—	$51,078,281
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LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(28,732,440)	$—	$—	$(28,732,440)
Puts	(161,130)	—	—	(161,130)
Total Written Options	(28,893,570)	—	—	(28,893,570)
Total	$(28,893,570)	$—	$—	$(28,893,570)
Core Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$ —	$ 32,330,916	$—	$ 32,330,916
Federal National Mortgage Association	—	13,170,857	—	13,170,857
Total Agency Notes	—	45,501,773	—	45,501,773
Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	64,723,381	—	64,723,381
Federal National Mortgage Association	—	49,090,034	—	49,090,034
Government National Mortgage Association	—	401,701	—	401,701
Total Mortgage-Backed Securities	—	114,215,116	—	114,215,116
Corporate Notes
Banking	—	16,600,404	—	16,600,404
Beverages, Food & Tobacco	—	9,395,912	—	9,395,912
Computer Software & Processing	—	8,068,237	—	8,068,237
Electric Utilities	—	3,700,419	—	3,700,419
Electronics	—	7,106,389	—	7,106,389
Heavy Machinery	—	3,610,112	—	3,610,112
Insurance	—	8,830,184	—	8,830,184
Media - Broadcasting & Publishing	—	6,673,003	—	6,673,003
Pharmaceuticals	—	8,202,235	—	8,202,235
Transportation	—	3,856,947	—	3,856,947
Total Corporate Notes	—	76,043,842	—	76,043,842
U.S. Treasury Bill	—	2,982,513	—	2,982,513
U.S. Treasury Notes/Bonds	—	95,518,574	—	95,518,574
Repurchase Agreement	—	3,625,877	—	3,625,877
Investment of Security Lending Collateral	14,352,781	—	—	14,352,781
Total Investments	14,352,781	337,887,695	—	352,240,476
Total	$14,352,781	$337,887,695	$—	$352,240,476
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Short Term Tax Aware Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Notes
Health Care Services	$ —	$ 1,040,397	$—	$ 1,040,397
Municipal Bonds
Alabama	—	435,530	—	435,530
Arizona	—	214,444	—	214,444
California	—	3,752,477	—	3,752,477
Colorado	—	745,101	—	745,101
Connecticut	—	251,593	—	251,593
Delaware	—	252,814	—	252,814
District of Columbia	—	1,019,717	—	1,019,717
Florida	—	3,027,982	—	3,027,982
Georgia	—	98,174	—	98,174
Illinois	—	3,717,521	—	3,717,521
Kansas	—	379,288	—	379,288
Kentucky	—	1,820,455	—	1,820,455
Louisiana	—	413,876	—	413,876
Michigan	—	1,215,752	—	1,215,752
Minnesota	—	1,615,539	—	1,615,539
Mississippi	—	256,321	—	256,321
Nevada	—	967,159	—	967,159
New Jersey	—	2,123,751	—	2,123,751
New York	—	2,010,479	—	2,010,479
North Carolina	—	255,256	—	255,256
Ohio	—	598,860	—	598,860
Oregon	—	505,347	—	505,347
Pennsylvania	—	5,210,072	—	5,210,072
South Carolina	—	871,321	—	871,321
Tennessee	—	1,287,817	—	1,287,817
Texas	—	4,246,775	—	4,246,775
Virginia	—	866,306	—	866,306
Washington	—	505,463	—	505,463
Wisconsin	—	1,302,868	—	1,302,868
Total Municipal Bonds	—	39,968,058	—	39,968,058
U.S. Treasury Bill	—	1,456,243	—	1,456,243
Repurchase Agreement	—	90,001	—	90,001
Investment of Security Lending Collateral	1,485,000	—	—	1,485,000
Total Investments	1,485,000	42,554,699	—	44,039,699
Total	$1,485,000	$42,554,699	$—	$44,039,699
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High Yield Municipal Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Notes
Health Care Services	$—	$ 134,250	$ —	$ 134,250
Lodging	—	—	768,628	768,628
Total Corporate Notes	—	134,250	768,628	902,878
Municipal Bonds
Alabama	—	3,822,321	—	3,822,321
Alaska	—	211,640	—	211,640
Arizona	—	7,788,687	—	7,788,687
California	—	14,670,395	—	14,670,395
Colorado	—	14,578,031	—	14,578,031
Connecticut	—	1,247,743	—	1,247,743
Delaware	—	500,000	—	500,000
District of Columbia	—	2,104,922	—	2,104,922
Florida	—	12,508,822	—	12,508,822
Georgia	—	2,865,983	—	2,865,983
Guam	—	726,904	—	726,904
Idaho	—	1,765,614	—	1,765,614
Illinois	—	13,424,282	—	13,424,282
Indiana	—	4,960,418	—	4,960,418
Iowa	—	1,752,172	—	1,752,172
Kansas	—	477,137	—	477,137
Kentucky	—	2,078,191	—	2,078,191
Louisiana	—	2,557,277	—	2,557,277
Maryland	—	4,556,838	—	4,556,838
Massachusetts	—	91,345	—	91,345
Michigan	—	2,109,084	—	2,109,084
Minnesota	—	152,976	—	152,976
Mississippi	—	491,910	—	491,910
Missouri	—	3,302,865	—	3,302,865
Nebraska	—	114,744	—	114,744
Nevada	—	2,317,508	—	2,317,508
New Jersey	—	6,755,698	—	6,755,698
New Mexico	—	843,201	—	843,201
New York	—	8,227,561	—	8,227,561
North Carolina	—	1,492,555	—	1,492,555
North Dakota	—	606,908	—	606,908
Ohio	—	4,124,665	—	4,124,665
Oklahoma	—	1,541,453	—	1,541,453
Oregon	—	1,400,473	—	1,400,473
Other Territory	—	983,370	—	983,370
Pennsylvania	—	7,746,298	—	7,746,298
Puerto Rico	—	17,658,562	—	17,658,562
Rhode Island	—	309,673	—	309,673
South Carolina	—	4,262,719	—	4,262,719
Tennessee	—	1,215,584	—	1,215,584
Texas	—	11,475,372	—	11,475,372
Utah	—	202,607	—	202,607
Vermont	—	719,387	—	719,387
Virginia	—	9,015,359	—	9,015,359
Washington	—	3,984,111	—	3,984,111
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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
West Virginia	$—	$ 241,195	$ —	$ 241,195
Wisconsin	—	10,692,832	—	10,692,832
Total Municipal Bonds	—	194,677,392	—	194,677,392
Centrally Cleared Interest Rate Swap Contracts	—	335,886	—	335,886
Total Investments	—	195,147,528	768,628	195,916,156
Total	$—	$195,147,528	$768,628	$195,916,156
COVID-19:  In early 2020, an outbreak of a novel strain of coronavirus ("COVID-19") emerged globally. This coronavirus has resulted in, and may continue to result in, among other things, closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak and its variants has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 are widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect the Portfolios’ performance, the performance of the securities in which the Portfolios invest and may lead to losses on your investment in the Fund’s Portfolio(s).
Banking Impairment or Failure:  The impairment or failure of one or more banks with which a Portfolio transacts may inhibit the Portfolio’s ability to access depository accounts. In such cases, the Portfolio may be forced to delay or forgo investments, resulting in lower Portfolio performance. In the event of such a failure of a banking institution where a Portfolio holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation ("FDIC") protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Portfolio may not recover such excess, uninsured amounts.
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of April 30, 2023 are presented in each Portfolio’s Schedule of Portfolio Investments and the value of these investments are also presented in the Statements of Assets and Liabilities.
As of April 30, 2023, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
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Quantitative U.S. Large Cap Core Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,523,744	$(1,523,744)	$—	$—	$—
Quantitative U.S. Large Cap Growth Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$5,003,702	$(5,003,702)	$—	$—	$—
Quantitative U.S. Large Cap Value Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$15,044	$(15,044)	$—	$—	$—
Quantitative U.S. Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$12,458	$(12,458)	$—	$—	$—
Quantitative International Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$221,523	$(221,523)	$—	$—	$—
Responsible ESG U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,117,164	$(1,117,164)	$—	$—	$—
Women in Leadership U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$171,933	$(171,933)	$—	$—	$—
Quantitative U.S. Long/Short Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,651,530	$(1,651,530)	$—	$—	$—
Quantitative U.S. Total Market Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$85,327	$(85,327)	$—	$—	$—
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Strategic Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,147,063	$(1,147,063)	$—	$—	$—
Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$15,679,670	$(15,679,670)	$—	$—	$—
Equity Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$201,230	$(201,230)	$—	$—	$—
Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$539,480	$(539,480)	$—	$—	$—
Global Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$31,604	$(31,604)	$—	$—	$—
Core Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$3,625,877	$(3,625,877)	$—	$—	$—
Short Term Tax Aware Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$90,001	$(90,001)	$—	$—	$—
(a)The value of the related collateral exceeded the value of the net position in the repurchase agreements as of April 30, 2023. The total value of the non-cash collateral received is disclosed in the Schedules of Portfolio Investments.
(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
Cash:  Cash includes deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions
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and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Quantitative International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
Central Securities Depositories Regulation:  Effective February 1, 2022, the Central Securities Depositories Regulation ("CSDR") introduced new measures for the authorization and supervision of European Union Central Security Depositories and set out to create a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and its operational aspects, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures aim to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as to further incentivize timely settlement by imposing cash penalty fines and buy-ins. The Quantitative International Equity Portfolio may be required to pay cash penalties and may also receive cash penalty payments from certain counterparties in instances where there are settlement fails. At this time, management believes the adoption of CSDR will not have a material impact to the financial statements.
Russia/Ukraine Conflict:  In February 2022, Russia commenced a military attack on Ukraine. The ongoing hostilities between the two countries and the threat of widerspread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Portfolio performance and the value of the Portfolios’ investments.
Options Transactions:  The Strategic Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and Global Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio and Quantitative U.S. Long/Short Equity Portfolio did not enter into any options transactions during the six months ended April 30, 2023. During the six months ended April 30, 2023, the Secured Options Portfolio and the Global Secured Options Portfolio wrote put and call options and purchased put and call options in an attempt to achieve their respective investment objective and strategies. As of April 30, 2023, the Secured Options Portfolio and Global Secured Options Portfolio pledged cash in the amount of $6,744,350 and $268,270, respectively, to brokers, as collateral for written options. In addition, security collateral (U.S. Treasury Bills and exchange-traded funds) valued at $123,725,035 and $3,444,765 was pledged as collateral by the Secured Options Portfolio and Global Secured Options Portfolio, respectively.
Swap Transactions:  The High Yield Municipal Portfolio may enter into swaps, including interest rate swaps, consumer price index swaps (“CPI swaps”) and swaps on a credit default index (sometimes referred to as a credit default swap index) (collectively, “swaps”), for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) for a specified amount of an underlying asset (the “notional” principal amount). Generally, the notional principal amount is used solely to calculate the payment stream, but is not exchanged. Most swaps are entered into on a net basis (i.e.,
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the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing and are required to be executed through a regulated swap execution facility. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Portfolios post initial and variation margin to support their obligations under cleared swaps by making payments to their clearing member FCMs. Central clearing is intended to reduce counterparty credit risks and increase liquidity, but central clearing does not make swaps risk free. The SEC may adopt similar clearing and execution requirements in respect of certain security-based swaps under its jurisdiction. Privately negotiated swap agreements are two party contracts entered into primarily by institutional investors and are not cleared through a third party, nor are these required to be executed on a regulated swap execution facility. Payments received by the High Yield Municipal Portfolio from swap agreements will result in taxable income, either as ordinary income or capital gains, rather than tax exempt income, which will increase the amount of taxable distributions received by shareholders.
Lending of Portfolio Securities:  Each Portfolio, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statements of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Quantitative U.S. Long/Short Equity Portfolio was not used to finance short sales during the six months ended April 30, 2023. During the six months ended April 30, 2023, the cash collateral received by the Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Small Cap Equity Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 6. Non-cash collateral detail is not disclosed in the Schedules of Portfolio Investments as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Portfolio Investments for REIT securities held as of April 30, 2023.
Securities Sold Short:  The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The “Short position flex fees” on the Statements of Operations are fees charged by the lender
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for releasing the cash proceeds to the Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio. Prior to August 19, 2022, each Portfolio was required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in an amount at least equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaced a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio was not guaranteed to receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. Effective August 19, 2022, Rule 18f-4 under the 1940 Act took effect, which imposed certain requirements on funds engaging in derivatives transactions (including the amount of derivatives a fund may enter into) and replaced the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act. Refer to Note 8 for additional information on Rule 18f-4. As of April 30, 2023, the Quantitative U.S. Long/Short Equity Portfolio pledged cash in the amount of $34,502,810 to State Street, as collateral for short sales. This amount is included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio also pledged securities in the amount of $7,801,362, and $13,615,246, respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Currently, pursuant to Rule 12d1-4 under the 1940 Act and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with Rule 12d1-4 and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
Fixed Income and Municipal Securities:  The Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and NAV. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. The Federal Reserve has raised interest rates throughout 2022 and could continue to raise interest rates.
The High Yield Municipal Portfolio invests primarily in municipal securities and during the period, the Short Term Tax Aware Fixed Income Portfolio invested primarily in short-term municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts using the effective interest method.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of the Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and High Yield Municipal Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio and
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Global Secured Options Portfolio are declared and paid quarterly. Each Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”). Each Portfolio may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.
Income and Expense Allocation:  Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of each Portfolio. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class, such as shareholder servicing fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.
Federal Income Taxes:  Each Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.
“ Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2022 remain subject to examination by the Internal Revenue Service. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
On October 31, 2022, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gains as follows:
Portfolio	Unlimited (Short-Term)	Unlimited (Long-Term)
Quantitative International Equity Portfolio	$ 891,699	$ —
Quantitative U.S. Long/Short Equity Portfolio	353,779	—
Quantitative U.S. Total Market Equity Portfolio	82,852	—
Secured Options Portfolio	20,774,257	31,143,483
Global Secured Options Portfolio*	5,743,877	1,996,102
Core Fixed Income Portfolio	2,983,969	7,161,570
Short Term Tax Aware Fixed Income Portfolio	227,640	373,380
High Yield Municipal Portfolio	4,987,805	4,533,793
During the fiscal year ended October 31, 2022, the following Portfolios utilized capital loss carryforwards:
Quantitative U.S. Large Cap Value Equity Portfolio	$9,577
Quantitative U.S. Long/Short Equity Portfolio	1,405,651
* Utilization of the capital loss carryforwards of the Global Secured Options Portfolio is severely limited currently and in future years pursuant to Internal Revenue Code Section 382.
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As of October 31, 2022, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Loss Carryforwards	Total Distributable Earnings
Quantitative U.S. Large Cap Core Equity Portfolio	$ —	$1,181,502	$169,821,617	$159,204,778	$ —	$ —	$330,207,897
Quantitative U.S. Large Cap Growth Equity Portfolio	—	17,587	144,343,064	380,703,602	—	—	525,064,253
Quantitative U.S. Large Cap Value Equity Portfolio	—	2,370	65,701	260,525	—	—	328,596
Quantitative U.S. Small Cap Equity Portfolio	—	—	115,966	221,615	—	—	337,581
Quantitative International Equity Portfolio	—	18,585	—	(2,125,499)	—	(891,699)	(2,998,613)
Responsible ESG U.S. Equity Portfolio	—	20,481	1,454,102	3,962,142	—	—	5,436,725
Women in Leadership U.S. Equity Portfolio	—	38,878	441,731	2,476,591	—	—	2,957,200
Quantitative U.S. Long/Short Equity Portfolio	—	—	—	22,679,325	(73,105) (a)	(353,779)	22,252,441
Quantitative U.S. Total Market Equity Portfolio	—	15,103	—	14,406,316	—	(82,852)	14,338,567
Strategic Equity Portfolio	—	139,168	13,663,242	97,807,839	—	—	111,610,249
Small Cap Equity Portfolio	—	8,758,544	104,804,187	207,584,755	—	—	321,147,486
Equity Income Portfolio	—	24,519	625,035	5,443,737	—	—	6,093,291
Secured Options Portfolio	—	—	—	11,732,870	(1,308,434) (b)	(51,917,740)	(41,493,304)
Global Secured Options Portfolio	—	—	—	(1,334,638)	(67,370) (c)	(7,739,979) (d)	(9,141,987)
Core Fixed Income Portfolio	—	720,294	—	(51,564,305)	—	(10,145,539)	(60,989,550)
Short Term Tax Aware Fixed Income Portfolio	60,167	—	—	(1,551,338)	—	(601,020)	(2,092,191)
High Yield Municipal Portfolio	806,512	—	—	(25,224,302)	—	(9,521,598)	(33,939,388)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, nontaxable dividends received from investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
(a) Other Temporary Differences for the Quantitative U.S. Long/Short Equity Portfolio includes a late year ordinary loss deferral of $64,647.
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(b) Other Temporary Differences for the Secured Options Portfolio includes a late year ordinary loss deferral of $1,300,733.
(c) Other Temporary Differences for the Global Secured Options Portfolio includes a late year ordinary loss deferral of $67,370.
(d) Utilization of the capital loss carryforwards of the Global Secured Options Portfolio is severely limited currently and in future years pursuant to Internal Revenue Code Section 382.
The tax character of distributions paid during the fiscal year ended October 31, 2022, was as follows:
Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains
Quantitative U.S. Large Cap Core Equity Portfolio	$ —	$16,517,199	$154,028,900
Quantitative U.S. Large Cap Growth Equity Portfolio	—	15,692,238	391,928,374
Quantitative U.S. Large Cap Value Equity Portfolio	—	37,841	—
Quantitative U.S. Small Cap Equity Portfolio	—	15,350	139,837
Quantitative International Equity Portfolio	—	1,140,214	—
Responsible ESG U.S. Equity Portfolio	—	271,463	2,799,601
Women in Leadership U.S. Equity Portfolio	—	300,262	4,458,681
Quantitative U.S. Total Market Equity Portfolio	—	184,797	5,567,464
Strategic Equity Portfolio	—	1,269,860	26,036,484
Small Cap Equity Portfolio	—	5,781,456	61,538,639
Equity Income Portfolio	—	428,852	916,865
Secured Options Portfolio	—	19,962,120	31,051,233
Global Secured Options Portfolio	—	1,114,852	1,129,362
Core Fixed Income Portfolio	—	7,818,298	160,422
Short Term Tax Aware Fixed Income Portfolio	328,931	115,853	—
High Yield Municipal Portfolio	6,819,670	968,769	1,293,535
For the fiscal year ended October 31, 2022, permanent differences between financial and tax reporting related primarily to REITs, foreign currency gain/(loss), distribution reallocations, net operating losses, nontaxable dividends received from investments, tax equalization and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies were identified and reclassified among the components of each Portfolio’s net assets as identified below. These reclassifications had no effect on net assets.
Portfolio	Total distributable earnings	Paid-in capital
Quantitative U.S. Large Cap Core Equity Portfolio	$(23,945,794)	$23,945,794
Quantitative U.S. Large Cap Growth Equity Portfolio	(16,297,585)	16,297,585
Quantitative U.S. Large Cap Value Equity Portfolio	(24,060)	24,060
Responsible ESG U.S. Equity Portfolio	(204,274)	204,274
Women in Leadership U.S. Equity Portfolio	(32,647)	32,647
Quantitative U.S. Long/Short Equity Portfolio	527,039	(527,039)
Quantitative U.S. Total Market Equity Portfolio	(440)	440
Strategic Equity Portfolio	(1,395,318)	1,395,318
Small Cap Equity Portfolio	(26,638,281)	26,638,281
Secured Options Portfolio	403,919	(403,919)
Global Secured Options Portfolio	18,563	(18,563)
As of April 30, 2023, aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value were as follows:
Portfolio	Cost	Appreciation	(Depreciation)	Net
Quantitative U.S. Large Cap Core Equity Portfolio	$ 678,391,570	$166,085,345	$17,898,099	$148,187,246
Quantitative U.S. Large Cap Growth Equity Portfolio	1,618,891,871	494,831,567	36,334,382	458,497,185
Quantitative U.S. Large Cap Value Equity Portfolio	1,420,221	290,210	31,658	258,552
Quantitative U.S. Small Cap Equity Portfolio	1,395,542	245,126	130,684	114,442
Quantitative International Equity Portfolio	21,363,167	3,099,435	350,882	2,748,553
Responsible ESG U.S. Equity Portfolio	21,413,068	3,093,134	383,756	2,709,378
Women in Leadership U.S. Equity Portfolio	18,842,383	3,311,106	379,304	2,931,802
Quantitative U.S. Long/Short Equity Portfolio	1,119,576	19,218,218	1,694,786	17,523,432
Quantitative U.S. Total Market Equity Portfolio	30,715,207	13,166,396	1,151,948	12,014,448
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Portfolio	Cost	Appreciation	(Depreciation)	Net
Strategic Equity Portfolio	$ 85,215,793	$ 99,199,355	$ 402,389	$ 98,796,966
Small Cap Equity Portfolio	873,893,968	242,603,567	75,723,607	166,879,960
Equity Income Portfolio	15,047,094	5,835,101	147,735	5,687,366
Secured Options Portfolio	499,001,326	14,222,944	192,364	14,030,580
Global Secured Options Portfolio	22,492,875	97,366	405,529	(308,163)
Core Fixed Income Portfolio	386,115,031	345,100	34,219,655	(33,874,555)
Short Term Tax Aware Fixed Income Portfolio	44,604,954	70,862	636,117	(565,255)
High Yield Municipal Portfolio	211,609,115	2,008,404	17,701,363	(15,692,959)
Other:  In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Financial Instruments and Hedging Activities
Disclosures about Derivative Instruments and Hedging Activities:  Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At April 30, 2023 and during the six months then ended, the Secured Options Portfolio, Global Secured Options Portfolio and  High Yield Municipal Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories. The derivatives listed for the Secured Options Portfolio and Global Secured Options Portfolio have not been designated as hedging instruments, whereas the derivatives listed for the High Yield Municipal Portfolio have been designated as hedging instruments.
Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased1	$1,231,409,025	$1,231,409,025
Total Value	$1,231,409,025	1,231,409,025
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(848,570,427)	$(848,570,427)
Total Value	$(848,570,427)	$(848,570,427)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$45,915,367	$45,915,367
Options Written[4]	4,364,986	4,364,986
Total Realized Gain (Loss)	$50,280,353	$50,280,353
Change in Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$ 75,005,761	$ 75,005,761
Options Written[6]	(80,193,331)	(80,193,331)
Total Change in Appreciation (Depreciation)	$ (5,187,570)	$ (5,187,570)
163

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Notes to Financial Statements (Unaudited) — (Continued)
Number of Contracts, Notional Amounts or Shares/Units
	Equity Contracts Risk	Total
Options Purchased[7]	7,532	7,532
Options Written[7]	(8,639)	(8,639)
Global Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased1	$41,839,380	$41,839,380
Total Value	$41,839,380	41,839,380
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(28,893,570)	$(28,893,570)
Total Value	$(28,893,570)	$(28,893,570)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$1,028,272	$1,028,272
Options Written[4]	1,155,762	1,155,762
Total Realized Gain (Loss)	$2,184,034	$2,184,034
Change in Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$ 2,684,626	$ 2,684,626
Options Written[6]	(3,024,496)	(3,024,496)
Total Change in Appreciation (Depreciation)	$ (339,870)	$ (339,870)
Number of Contracts, Notional Amounts or Shares/Units
	Equity Contracts Risk	Total
Options Purchased[7]	244	244
Options Written[7]	(928)	(928)
High Yield Municipal Portfolio
Asset Derivatives
	Interest Contracts Risk	Total
Swap Contracts[8]	$335,886	$335,886
Total Value	$335,886	335,886
164

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Notes to Financial Statements (Unaudited) — (Continued)
Realized Gain (Loss)
	Interest Contracts Risk	Total
Swap Contracts[9]	$(503)	$(503)
Total Realized Gain (Loss)	$(503)	$(503)
Change in Appreciation (Depreciation)
	Interest Contracts Risk	Total
Swap Contracts[10]	$335,886	$335,886
Total Change in Appreciation (Depreciation)	$335,886	$335,886
Number of Contracts, Notional Amounts or Shares/Units
	Interest Contracts Risk	Total
Swap Contracts[11]	7,600,000	7,600,000

[1]	Statement of Assets and Liabilities location: Investments at value.
[2]	Statement of Assets and Liabilities location: Options written, at value.
[3]	Statement of Operations location: Amount is included in Net realized gain (loss) on purchased options.
[4]	Statement of Operations location: Amount is included in Net realized gain (loss) on written options.
[5]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of purchased options.
[6]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of written options.
[7]	Amounts disclosed represent average number of contracts outstanding during the six months ended April 30, 2023.
[8]	Cumulative appreciation (depreciation) on centrally cleared swap contracts is reported in “Swap contracts” in each applicable Portfolios’s Schedule of Portfolio Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
[9]	Statement of Operations location: Amount is included in Net realized gain (loss) on swap contracts.
[10]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of swap contracts.
[11]	Amounts disclosed represent average notional amount during the six months ended April 30, 2023.
3.  Investment Advisory Fee, Administration Fee and Other Related Party Transactions
Glenmede Investment Management LP (the “Advisor” or "GIM"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio,Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and High Yield Municipal Portfolio pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board.
AllianceBernstein serves as sub-advisor to the High Yield Municipal Portfolio. AllianceBernstein is a publicly-traded limited partnership and its majority owner is Equitable Holdings, Inc., a leading financial services company consisting of two principal franchises: Equitable Life and AllianceBernstein. The Advisor has agreed to pay AllianceBernstein a fee for its sub-investment advisory services to the High Yield Municipal Portfolio, calculated daily and payable monthly, at the annual rate of 0.30% of the High Yield Municipal Portfolio’s average daily net assets.
Under the investment management agreements, the Portfolios pay the Advisor a management fee on a monthly basis in an amount equal to the following annual rates of the average daily net assets of each Portfolio:
Fund Name	Management Fee on Net Assets
Quantitative U.S. Large Cap Core Equity Portfolio	0.55%
Quantitative U.S. Large Cap Growth Equity Portfolio	0.55%
Quantitative U.S. Large Cap Value Equity Portfolio	0.55%*
Quantitative U.S. Small Cap Equity Portfolio	0.55%*
Quantitative International Equity Portfolio	0.75%**
Responsible ESG U.S. Equity Portfolio	0.55%*
165

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Notes to Financial Statements (Unaudited) — (Continued)
Fund Name	Management Fee on Net Assets
Women in Leadership U.S. Equity Portfolio	0.55%*
Quantitative U.S. Long/Short Equity Portfolio	1.20%***
Quantitative U.S. Total Market Equity Portfolio	1.20%***
Strategic Equity Portfolio	0.55%
Small Cap Equity Portfolio	0.55%
Equity Income Portfolio	0.55%*
Secured Options Portfolio	0.55%
Global Secured Options Portfolio	0.55%**
Core Fixed Income Portfolio	0.35%
Short Term Tax Aware Fixed Income Portfolio	0.35%****
High Yield Municipal Portfolio	0.57%**
*  Effective February 28, 2019, the Advisor revised the contractual fee waiver and expense reimbursement agreements with respect to the Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio and Women in Leadership U.S. Equity Portfolio to reduce the contractual expense cap from 1.00% to 0.85% of each such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has also contractually agreed to waive its management fees and/or reimburse expenses to the extent that the Equity Income Portfolio’s total annual operating expenses exceed 0.85% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 29, 2024 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.
**  Effective May 9, 2022, the management fee payable to the Advisor with respect to the High Yield Municipal Portfolio was reduced from 0.65% to 0.57% of such Portfolio’s average daily net assets. Prior to March 1, 2023, the Advisor contractually agreed to waive its management fees and/or reimburse expenses to the extent that the High Yield Municipal Portfolio’s total operating expenses exceeded 1.00% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent that, since February 26, 2016 the Quantitative International Equity Portfolio’s and since February 28, 2019 the Global Secured Options Portfolio’s total annual operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 29, 2024 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations.  Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.
*** The Advisor has contractually agreed to waive a portion of its management fees so that, after giving effect to such contractual waiver, the management fee for the Quantitative U.S. Long/Short Equity and Quantitative U.S. Total Market Equity Portfolios is 0.85% of such Portfolio’s average daily net assets. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s average daily net assets, exceed 1.25% of the average daily net assets of the Quantitative U.S. Long/Short Equity Portfolio’s Advisor Class shares, 1.05% of the average daily net assets of the Quantitative U.S. Long/Short Equity Portfolio’s Institutional Class shares and 1.25% of the average daily net assets of the Quantitative U.S. Total Market Equity Portfolio (excluding Acquired Fund fees and expenses, short-sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 29, 2024, which are included under the caption “Less expenses waived/ reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.
**** The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent that the Short Term Tax Aware Fixed Income Portfolio’s total annual operating expenses exceed 0.55% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 29, 2024, which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolio will be notified if these waivers and/or reimbursements are discontinued after that date.
166

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Notes to Financial Statements (Unaudited) — (Continued)
Under a Shareholder Servicing Agreement, the following Portfolios pay Glenmede Trust shareholder servicing fees for providing or arranging to provide shareholder support services to the beneficial owner of the Portfolios and share classes listed below:
Shareholder Servicing Fee on Net Assets
Quantitative U.S. Large Cap Core Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Large Cap Value Equity Portfolio	0.20%
Quantitative U.S. Small Cap Equity Portfolio	0.20%
Quantitative International Equity Portfolio	0.25%
Responsible ESG U.S. Equity Portfolio	0.20%
Women in Leadership U.S. Equity Portfolio	0.20%
Quantitative U.S. Long/Short Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Total Market Equity Portfolio	0.20%
Strategic Equity Portfolio	0.20%
Small Cap Equity Portfolio (Advisor Class)	0.25%
Small Cap Equity Portfolio (Institutional Class)	0.05%
Equity Income Portfolio	0.20%
Secured Options Portfolio (Advisor Class)	0.20%
Global Secured Options Portfolio	0.20%
Core Fixed Income Portfolio	0.10%
Short Term Tax Aware Fixed Income Portfolio	0.10%
High Yield Municipal Portfolio	0.15%
State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. These fees can be found under the caption “Administration, transfer agent and custody fees” in the Statements of Operations.
Foreside Fund Officer Services, LLC (formerly known as Foreside Compliance Services, LLC) is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Principal Consultant of ACA Group.
Quasar Distributors, LLC (“Quasar”) serves as distributor of each Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.
The Fund pays each Board member an annual fee of $104,000 plus $5,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, the Audit Committee Chairman receives an annual fee of $10,000 for his services as Chairman of the Audit Committee and the Chairman of the Board receives an annual fee of $15,000 for his services as Chairman of the Board. These fees can be found under the caption “Directors’ fees and expenses” in the Statements of Operations.
Expenses for the six months ended April 30, 2023 include legal fees paid to Faegre Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Directors. A partner of the law firm is Secretary of the Fund. These fees are included in the amount shown under the caption “Professional fees” in the Statements of Operations.
4.  Purchases and Sales of Securities
For the six months ended April 30, 2023, the cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:
Portfolio	Purchases	Sales
Quantitative U.S. Large Cap Core Equity Portfolio	$386,814,984	$ 588,249,188
Quantitative U.S. Large Cap Growth Equity Portfolio	838,412,903	1,034,588,170
Quantitative U.S. Large Cap Value Equity Portfolio	718,667	702,059
Quantitative U.S. Small Cap Equity Portfolio	748,154	729,022
Quantitative International Equity Portfolio	8,695,622	11,874,889
Responsible ESG U.S. Equity Portfolio	10,811,029	12,481,093
Women in Leadership U.S. Equity Portfolio	8,681,857	10,362,644
Quantitative U.S. Long/Short Equity Portfolio	44,739,719	45,860,114
Quantitative U.S. Total Market Equity Portfolio	28,770,580	31,145,466
Strategic Equity Portfolio	10,226,785	34,514,504
167

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Notes to Financial Statements (Unaudited) — (Continued)
Portfolio	Purchases	Sales
Small Cap Equity Portfolio	$108,656,292	$ 222,850,615
Equity Income Portfolio	29,030,340	4,759,896
Secured Options Portfolio	—	—
Global Secured Options Portfolio	721,706	2,719,732
Core Fixed Income Portfolio	3,773,160	4,640,133
Short Term Tax Aware Fixed Income Portfolio	10,828,677	(25,649,372)
High Yield Municipal Portfolio	42,475,199	9,411,762
For the six months ended April 30, 2023, the cost of purchases and proceeds from sales of long-term U.S. government securities were:
Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$24,170,630	$18,469,129
High Yield Municipal Portfolio	—	1,594
5.  Common Stock
Changes in the capital shares outstanding were as follows:
	Period Ended 04/30/23		Year Ended 10/31/22
	Shares	Amount	Shares	Amount
Quantitative U.S. Large Cap Core Equity Portfolio — Advisor
Sold	2,339,191	$ 51,032,704	2,429,893	$ 68,931,574
Issued as reinvestment of dividends	6,967,943	146,007,741	4,878,722	141,210,266
Redeemed	(10,259,249)	(242,523,596)	(8,629,706)	(238,383,232)
Net Decrease	(952,115)	$ (45,483,151)	(1,321,091)	$ (28,241,392)
Quantitative U.S. Large Cap Core Equity Portfolio — Institutional
Sold	2,920,311	$ 73,051,045	938,359	$ 26,349,978
Issued as reinvestment of dividends	698,419	14,629,708	632,929	18,301,778
Redeemed	(3,531,279)	(75,891,320)	(3,929,590)	(106,588,752)
Net Increase (Decrease)	87,451	$ 11,789,433	(2,358,302)	$ (61,936,996)
Quantitative U.S. Large Cap Growth Equity Portfolio — Advisor
Sold	1,452,764	$ 39,194,376	3,948,541	$ 126,267,379
Issued as reinvestment of dividends	3,008,986	78,707,788	8,443,422	285,141,335
Redeemed	(5,532,221)	(150,825,827)	(12,152,143)	(376,828,707)
Net Increase (Decrease)	(1,070,471)	$ (32,923,663)	239,820	$ 34,580,007
Quantitative U.S. Large Cap Growth Equity Portfolio — Institutional
Sold	3,315,477	$ 89,217,993	24,386,959	$ 795,673,375
Issued as reinvestment of dividends	2,477,040	64,795,705	2,913,113	97,812,096
Redeemed	(6,467,370)	(174,918,935)	(7,426,101)	(228,639,519)
Net Increase (Decrease)	(674,853)	$ (20,905,237)	19,873,971	$ 664,845,952
Quantitative U.S. Large Cap Value Equity Portfolio
Sold	—	$ —	928	$ 12,500
Issued as reinvestment of dividends	6,721	80,244	2,372	29,166
Redeemed	—	—	(59,220)	(656,410)
Net Increase (Decrease)	6,721	$ 80,244	(55,920)	$ (614,744)
Quantitative U.S. Small Cap Equity Portfolio
Sold	—	$ —	920	$ 12,500
Issued as reinvestment of dividends	10,212	121,450	11,488	153,561
Net Increase	10,212	$ 121,450	12,408	$ 166,061
168

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Notes to Financial Statements (Unaudited) — (Continued)
	Period Ended 04/30/23		Year Ended 10/31/22
	Shares	Amount	Shares	Amount
Quantitative International Equity Portfolio
Sold	3,466	$ 49,230	152,283	$ 2,215,713
Issued as reinvestment of dividends	3,063	43,894	19,338	264,791
Redeemed	(238,180)	(3,196,481)	(944,697)	(13,906,759)
Net Decrease	(231,651)	$ (3,103,357)	(773,076)	$ (11,426,255)
Responsible ESG U.S. Equity Portfolio
Sold	124,926	$ 1,910,529	125,489	$ 2,261,859
Issued as reinvestment of dividends	99,486	1,519,904	158,400	2,920,149
Redeemed	(221,574)	(3,589,230)	(384,689)	(6,608,225)
Net Increase (Decrease)	2,838	$ (158,797)	(100,800)	$ (1,426,217)
Women in Leadership U.S. Equity Portfolio
Sold	61,165	$ 858,046	165,562	$ 2,583,025
Issued as reinvestment of dividends	39,361	537,901	296,222	4,637,372
Redeemed	(192,284)	(2,705,215)	(290,686)	(4,651,352)
Net Increase (Decrease)	(91,758)	$ (1,309,268)	171,098	$ 2,569,045
Quantitative U.S. Long/Short Equity Portfolio — Advisor
Sold	18,913	$ 267,506	1,048,989	$ 14,521,789
Issued as reinvestment of dividends	1,562	21,943	—	—
Redeemed	(345,412)	(4,875,310)	(1,938,341)	(26,207,201)
Net Decrease	(324,937)	$ (4,585,861)	(889,352)	$ (11,685,412)
Quantitative U.S. Long/Short Equity Portfolio — Institutional
Sold	20,382	$ 288,521	137,385	$ 1,881,412
Issued as reinvestment of dividends	4,093	57,830	—	—
Redeemed	(44,849)	(634,572)	(90,057)	(1,234,120)
Net Increase (Decrease)	(20,374)	$ (288,221)	47,328	$ 647,292
Quantitative U.S. Total Market Equity Portfolio
Sold	120,565	$ 2,148,253	1,354,988	$ 26,424,079
Issued as reinvestment of dividends	3,926	69,651	286,877	5,553,388
Redeemed	(261,578)	(4,720,606)	(750,418)	(13,649,622)
Net Increase (Decrease)	(137,087)	$ (2,502,702)	891,447	$ 18,327,845
Strategic Equity Portfolio
Sold	103,828	$ 2,733,108	106,633	$ 3,165,189
Issued as reinvestment of dividends	499,735	13,023,757	763,258	24,516,049
Redeemed	(966,354)	(26,199,717)	(1,441,599)	(42,291,383)
Net Decrease	(362,791)	$ (10,442,852)	(571,708)	$ (14,610,145)
Small Cap Equity Portfolio — Advisor
Sold	571,915	$ 17,802,139	1,324,335	$ 45,922,789
Issued as reinvestment of dividends	1,594,350	46,652,822	607,337	21,396,322
Redeemed	(1,470,369)	(45,710,399)	(2,075,225)	(71,530,054)
Net Increase (Decrease)	695,896	$ 18,744,562	(143,553)	$ (4,210,943)
Small Cap Equity Portfolio — Institutional
Sold	2,509,239	$ 82,650,148	8,037,573	$ 302,799,384
Issued as reinvestment of dividends	1,006,774	31,544,754	428,691	15,995,496
Redeemed	(4,160,616)	(134,859,978)	(14,209,188)	(500,935,680)
Net Decrease	(644,603)	$ (20,665,076)	(5,742,924)	$(182,140,800)
Equity Income Portfolio
Sold	52,750	$ 782,448	136,724	$ 2,026,389
Issued as reinvestment of dividends	44,052	640,426	66,619	1,028,822
Redeemed	(185,779)	(2,701,790)	(101,565)	(1,474,977)
Net Increase (Decrease)	(88,977)	$ (1,278,916)	101,778	$ 1,580,234
169

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Notes to Financial Statements (Unaudited) — (Continued)
	Period Ended 04/30/23		Year Ended 10/31/22
	Shares	Amount	Shares	Amount
Secured Options Portfolio — Advisor
Sold	176,874	$ 2,131,836	1,219,393	$ 15,992,808
Issued as reinvestment of dividends	—	—	808,851	10,595,950
Redeemed	(1,624,685)	(19,289,980)	(2,020,911)	(25,810,946)
Net Increase (Decrease)	(1,447,811)	$ (17,158,144)	7,333	$ 777,812
Secured Options Portfolio — Institutional
Sold	2,612,214	$ 32,005,894	18,204,948	$ 233,763,186
Issued as reinvestment of dividends	—	—	2,730,613	36,207,927
Redeemed	(3,697,291)	(44,881,023)	(6,980,155)	(91,273,996)
Net Increase (Decrease)	(1,085,077)	$ (12,875,129)	13,955,406	$ 178,697,117
Global Secured Options Portfolio
Sold	526,862	$ 2,407,858	3,310,207	$ 15,746,872
Issued as reinvestment of dividends	—	—	48,018	232,886
Redeemed	(616,305)	(2,825,549)	(1,677,037)	(8,178,013)
Net Increase (Decrease)	(89,443)	$ (417,691)	1,681,188	$ 7,801,745
Core Fixed Income Portfolio
Sold	4,836,202	$ 45,963,211	6,750,991	$ 68,365,232
Issued as reinvestment of dividends	46,431	442,162	89,556	930,832
Redeemed	(4,429,608)	(41,933,070)	(10,134,141)	(101,979,440)
Net Increase (Decrease)	453,025	$ 4,472,303	(3,293,594)	$ (32,683,376)
Short Term Tax Aware Fixed Income Portfolio
Sold	211,456	$ 2,063,193	2,588,172	$ 25,437,020
Issued as reinvestment of dividends	5,270	51,700	5,276	51,991
Redeemed	(1,726,626)	(16,913,728)	(2,279,488)	(22,464,347)
Net Increase (Decrease)	(1,509,900)	$ (14,798,835)	313,960	$ 3,024,664
High Yield Municipal Portfolio
Sold	6,600,653	$ 61,433,331	3,292,275	$ 34,100,462
Issued as reinvestment of dividends	9,624	90,069	201,393	2,217,177
Redeemed	(3,240,628)	(30,215,323)	(11,422,712)	(110,478,751)
Net Increase (Decrease)	3,369,649	$ 31,308,077	(7,929,044)	$ (74,161,112)
As of April 30, 2023, with the exception of the Small Cap Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Secured Options Portfolio, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over a significant portion of each Portfolio’s outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the shares outstanding of a Portfolio or class of a Portfolio as of April 30, 2023. The total percentage of the shares of a Portfolio or class of a Portfolio held by such shareholders is as follows:
	5% or Greater Shareholders
Portfolio	# of Shareholders	% of Shares Held
Quantitative U.S Large Cap Core Equity Portfolio (Advisor Class)	2	36%
Quantitative U.S. Large Cap Core Equity Portfolio (Institutional Class)	6	86%
Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Class)	2	69%
Quantitative U.S. Large Cap Growth Equity Portfolio (Institutional Class)	2	89%
Quantitative U.S. Large Cap Value Equity Portfolio	1	97%
Quantitative U.S. Small Cap Equity Portfolio	1	98%
Responsible ESG U.S. Equity Portfolio	2	19%
Women in Leadership U.S. Equity Portfolio	6	46%
Quantitative International Equity Portfolio	3	32%
Quantitative U.S. Long/Short Equity Portfolio (Institutional Class)	2	23%
Quantitative U.S. Total Market Equity Portfolio	2	67%
Small Cap Equity Portfolio (Advisor Class)	3	53%
170

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
	5% or Greater Shareholders
Portfolio	# of Shareholders	% of Shares Held
Small Cap Equity Portfolio (Institutional Class)	2	88%
Equity Income Portfolio	3	24%
Secured Options Portfolio (Advisor Class)	2	53%
Secured Options Portfolio (Institutional Class)	4	98%
Global Secured Options Portfolio	2	100%
Short Term Tax Aware Fixed Income Portfolio	2	24%
6.  Lending of Portfolio Securities
As of April 30, 2023, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:
Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Quantitative U.S. Large Cap Growth Equity Portfolio	$ 986,496	$ 983,263	$ —	0.05
Quantitative U.S. Small Cap Equity Portfolio	61,872	33,532	30,829	4.09
Quantitative International Equity Portfolio	699,711	719,171	—	2.81
Quantitative U.S. Long/Short Equity Portfolio	1,328,294	1,340,596	—	1.52
Quantitative U.S. Total Market Equity Portfolio	1,129,505	1,034,845	109,017	2.07
Small Cap Equity Portfolio	35,398,079	29,248,937	7,028,943	3.40
Core Fixed Income Portfolio	14,039,431	14,352,781	—	3.95
Short Term Tax Aware Fixed Income Portfolio	1,455,566	1,485,000	—	3.27
The Portfolios have adopted the disclosure provisions of FASB Accounting Standards Update ("ASU") No. 2014-11 (“ASU No. 2014-11”), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending and other similar transactions that are accounted for as secured borrowings.
All of the securities on loan as of April 30, 2023 for the Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio were collateralized by cash; for the Quantitative U.S. Small Cap Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Small Cap Equity Portfolio were collateralized by cash and U.S. Treasuries; all of which have a contractual maturity that is considered overnight and continuous.
7.  Line of Credit
Effective November 5, 2020, the Fund and The Glenmede Portfolios, acting on behalf of their respective Portfolios, entered into unsecured committed and uncommitted lines of credit, each not to exceed $50 million, with State Street, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The lines of credit were renewed on November 4, 2021 and again on November 3, 2022 and will expire on November 2, 2023, if not renewed. Borrowings under the lines of credit bear interest rates determined at the time of such borrowings, if any, are accrued daily and based upon an annualized spread ratio comprised of the overnight federal funds effective rate plus 1.35%. Interest charged under this facility during the six months ended April 30, 2023 is identified as Interest expense on the accompanying Statements of Operations.
The average loans for the days outstanding and average interest rate for the Portfolios during the six months ended April 30, 2023, were as follows:
	Amount Outstanding at April 30, 2023	Average Borrowings	Days Outstanding	Average Rate	Maximum Borrowings
Quantitative U.S. Large Cap Core Equity Portfolio	$—	$ 7,282,609	23	5.60%	$18,500,000
Quantitative U.S. Large Cap Growth Equity Portfolio	—	22,611,111	9	5.67	51,000,000
Quantitative International Equity Portfolio	—	500,000	3	5.20	500,000
Responsible ESG U.S. Equity Portfolio	—	833,333	3	5.50	1,000,000
Quantitative U.S. Long/Short Equity Portfolio	—	1,750,000	8	5.36	2,500,000
Strategic Equity Portfolio	—	2,500,000	3	6.20	2,500,000
Small Cap Equity Portfolio	—	7,600,000	5	5.70	28,000,000
Equity Income Portfolio	—	785,714	7	5.84	1,000,000
Secured Options Portfolio	—	5,833,333	3	5.30	8,000,000
171

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Concluded)
	Amount Outstanding at April 30, 2023	Average Borrowings	Days Outstanding	Average Rate	Maximum Borrowings
Global Secured Options Portfolio	$—	$ 500,000	2	5.20%	$ 500,000
Short Term Tax Aware Fixed Income Portfolio	—	1,500,000	1	5.20	1,500,000
High Yield Municipal Portfolio	—	2,500,000	1	6.20	2,500,000
8.  Recently Issued Accounting Pronouncements and Regulatory Updates
In October 2020, the SEC adopted new regulations under the 1940 Act governing the use of derivatives by registered investment companies ("Rule 18f-4"). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Fund, on behalf of the Portfolios has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. Rule 18f-4 may require the Fund to observe more stringent requirements than were previously imposed by the 1940 Act, which could adversely affect the ability of the Portfolios to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect a Portfolio’s performance and increase costs related to a Portfolio’s use of derivatives.
In December 2022, the FASB issued Accounting Standards Update No. 2022-06 (“ASU 2022-06”), “Reference Rate Reform (Topic 848)”. ASU 2022-06 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2022-06 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the financial statements.
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.
9.  Subsequent Events
Management has evaluated events and transactions subsequent to April 30, 2023 through the date the financial statements were available to be issued, and has determined that there were no other material events that would require recognition or disclosure in the Fund’s financial statements.
172

The Glenmede Portfolios

Statement Of Assets And Liabilities April 30, 2023 — (Unaudited)
Muni Intermediate Portfolio
Assets:
Investments at value[1]	$ 341,152,649
Cash	5,671,973
Receivable for fund shares sold	378,270
Interest receivable	4,577,648
Prepaid expenses	301
Total assets	351,780,841
Liabilities:
Payable for securities purchased	7,913,276
Payable for when-issued securities purchased	1,284,448
Payable for fund shares redeemed	21,033
Payable for Trustees’ fees	8,289
Payable for Shareholder Servicing fees	42,134
Accrued expenses	86,348
Total liabilities	9,355,528
Net Assets	$342,425,313
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 32,684
Paid-in capital in excess of par value	354,074,365
Total distributable earnings	(11,681,736)
Total Net Assets	$342,425,313
Shares Outstanding	32,683,919
Net Asset Value Per Share	$ 10.48
[1] Investments at cost	$343,607,508
See Notes to Financial Statements.
173

THE GLENMEDE PORTFOLIOS

Statement Of Operations
For the Six Months Ended April 30, 2023 — (Unaudited)
Muni Intermediate Portfolio
Investment income:
Interest	$ 3,749,433
Total investment income	3,749,433
Expenses:
Administration, transfer agent and custody fees	66,361
Professional fees	27,050
Shareholder report expenses	8,718
Shareholder servicing fees	229,725
Trustees’ fees and expenses	18,090
Registration and filing fees	9,807
Other expenses	17,630
Total expenses	377,381
Net investment income	3,372,052
Realized and unrealized gain:
Net realized gain on:
Investment transactions	376,081
Net change in unrealized gain on:
Investments	7,678,671
Net realized and unrealized gain	8,054,752
Net increase in net assets resulting from operations	$11,426,804
See Notes to Financial Statements.
174

The Glenmede Portfolios

Statements Of Changes In Net Assets
For the Six Months Ended April 30, 2023 — (Unaudited)
Muni Intermediate Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 3,372,052
Net realized gain on:
Investment transactions	376,081
Net change in unrealized gain on:
Investments	7,678,671
Net increase in net assets resulting from operations	11,426,804
Distributions from earnings	(3,177,888)
Net increase in net assets from capital share transactions (See note 4)	112,268,903
Net increase in net assets	120,517,819
NET ASSETS:
Beginning of period	221,907,494
End of period	$342,425,313

For the Year Ended October 31, 2022
Muni Intermediate Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 4,463,813
Net realized loss on:
Investment transactions	(10,210,110)
Net change in unrealized loss on:
Investments	(16,620,749)
Net increase (decrease) in net assets resulting from operations	(22,367,046)
Distributions from earnings	(6,472,523)
Net increase (decrease) in net assets from capital share transactions (See note 4)	(85,316,853)
Net increase (decrease) in net assets	(114,156,422)
NET ASSETS:
Beginning of year	336,063,916
End of year	$ 221,907,494
See Notes to Financial Statements.
175

The Glenmede Portfolios

Financial Highlights
For a share outstanding throughout each year
	Muni Intermediate Portfolio
	For the Period Ended April 30, 2023[1,2]	For the Year Ended October 31,
		2022 [2]	2021 [2]	2020 [2]	2019 [2]	2018
Net asset value, beginning of period	$ 10.13	$ 11.19	$ 11.41	$ 11.25	$ 10.73	$ 11.01
Income from investment operations:
Net investment income	0.11	0.16	0.16	0.20	0.22	0.20
Net realized and unrealized gain (loss) on investments	0.35	(0.99)	(0.09)	0.21	0.52	(0.28)
Total from investment operations	0.46	(0.83)	0.07	0.41	0.74	(0.08)
Distributions to shareholders from:
Net investment income	(0.11)	(0.16)	(0.17)	(0.21)	(0.22)	(0.20)
Net realized capital gains	—	(0.07)	(0.12)	(0.04)	—	—
Total distributions	(0.11)	(0.23)	(0.29)	(0.25)	(0.22)	(0.20)
Net asset value, end of period	$ 10.48	$ 10.13	$ 11.19	$ 11.41	$ 11.25	$ 10.73
Total return	4.54% [3]	(7.51)%	0.60%	3.64%	6.90%	(0.73)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$342,425	$221,907	$336,064	$321,939	$311,319	$289,401
Ratio of operating expenses to average net assets	0.25% [4]	0.25%	0.24%	0.25%	0.24%	0.23%
Ratio of net investment income to average net assets	2.20% [4]	1.52%	1.45%	1.80%	1.94%	1.86%
Portfolio turnover rate	17% [3]	61%	31%	35%	34%	31%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
See Notes to Financial Statements.
176

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 99.6%
	Arizona — 4.7%
$5,550,000	City of Mesa AZ Utility System Revenue, Revenue Bonds, Refunding, 4.000% due 7/1/35	$ 5,809,384
1,000,000	Maricopa County Unified School District No. 69 Paradise Valley, AZ, General Obligation Unlimited, 5.000% due 7/1/35	1,168,652
	Maricopa County Union High School District No. 213 Tempe, AZ, General Obligation Unlimited, Prerefunded:
1,425,000	4.000% due 7/1/30	1,440,797
1,650,000	4.000% due 7/1/32	1,668,291
3,500,000	Salt River Project Agricultural Improvement and Power District, AZ, Revenue Bonds, Refunding, 5.000% due 1/1/28	3,888,914
2,015,000	Yuma Municipal Property Corp., AZ, Road & Excise Tax, Revenue Bonds, Refunding, 5.000% due 7/1/26	2,101,899
		16,077,937
	California — 8.8%
1,985,000	California State Public Works Board, Revenue Bonds, Refunding, Series B, 5.000% due 12/1/26	2,153,302
1,000,000	California State University, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/27	1,074,882
695,000	City of Los Angeles Department of Airports, CA, Revenue Bonds, AMT, Refunding, Series A, 5.000% due 5/15/27	743,028
1,500,000	City of Los Angeles, CA, Revenue Notes, 4.000% due 6/29/23	1,501,955
2,820,000	Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/31	2,870,839
1,835,000	San Diego Unified School District, CA, General Obligation Unlimited, Refunding, Series R, 5.000% due 7/1/29	1,985,554
1,810,000	San Francisco City and County Airport Comm-San Francisco International Airport, CA, Revenue Bonds, Refunding, Series A, 5.000% due 5/1/26	1,936,450
2,500,000	State of California, General Obligation Unlimited, 5.000% due 9/1/31	2,977,772
4,480,000	State of California, General Obligation Unlimited, Refunding, 5.000% due 8/1/26	4,808,014
3,560,000	State of California, General Obligation Unlimited, Refunding, (AGMC Insured), 5.250% due 8/1/32	4,333,472
2,000,000	State of California, General Obligation Unlimited, Refunding, Series B, 5.000% due 4/1/33	2,276,307
3,000,000	University of California, Revenue Bonds, Refunding, 5.000% due 5/15/36	3,623,077
		30,284,652
	Colorado — 2.2%
1,010,000	Adams & Arapahoe Joint School District 28J Aurora, CO, General Obligation Unlimited, Refunding, Series A, (State Aid Withholding), 5.000% due 12/1/23	1,020,473
1,000,000	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, AMT, Series D, 5.000% due 11/15/24	1,021,960
1,195,000	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, Series A, 5.000% due 11/15/24	1,221,242
1,020,000	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, Series C, 5.000% due 11/15/29	1,173,235
1,335,000	Colorado Housing and Finance Authority, Revenue Bonds, Series B, 3.750% due 5/1/50	1,325,241
1,425,000	E-470 Public Highway Authority, CO, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/28	1,589,947
		7,352,098
See Notes to Financial Statements.
177

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Connecticut — 2.4%
$1,475,000	Connecticut Housing Finance Authority, Housing Finance Mortgage Program, Revenue Bonds, Refunding, Series F-1, 3.500% due 11/15/43	$ 1,455,769
1,000,000	State of Connecticut Special Tax Revenue, Revenue Bonds, Series A, 5.000% due 5/1/33	1,155,002
	State of Connecticut, General Obligation Unlimited, Refunding, Series D:
1,500,000	5.000% due 7/15/23	1,505,457
1,100,000	5.000% due 9/15/27	1,208,067
1,300,000	5.000% due 9/15/31	1,542,950
1,000,000	State of Connecticut, General Obligation Unlimited, Refunding, Series F, 5.000% due 11/15/35	1,167,698
		8,034,943
	Delaware — 0.9%
1,000,000	Delaware River & Bay Authority, Revenue Bonds, Refunding, Series C, 5.000% due 1/1/27	1,011,453
2,000,000	State of Delaware, General Obligation Unlimited, 5.000% due 2/1/26	2,125,282
		3,136,735
	District Of Columbia — 2.3%
1,700,000	District of Columbia, DC, General Obligation Unlimited, Refunding, Series A, 5.000% due 6/1/33	1,867,312
4,305,000	District of Columbia, DC, Revenue Bonds, Series A, 5.000% due 7/1/36	5,032,522
1,000,000	Metropolitan Washington Airports Authority System, DC, Revenue Bonds, Refunding, Series B, 5.000% due 10/1/23	1,007,243
		7,907,077
	Florida — 5.6%
2,820,000	Central Florida Expressway Authority, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	2,998,381
2,750,000	City of Lakeland, FL, Department of Electric Utilities, Revenue Bonds, Refunding, 5.000% due 10/1/25	2,894,826
1,375,000	County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/25	1,439,531
2,610,000	County of Miami-Dade, FL, Water and Sewer System Revenue, Revenue Bonds, Refunding, Series B, 4.000% due 10/1/35	2,670,086
1,000,000	Duval County Public Schools, FL, Certificate Participation, (AGM Insured), 5.000% due 7/1/29	1,133,063
1,025,000	School District of Broward County, FL, Certificate Participation, Refunding, Series A, 5.000% due 7/1/27	1,088,560
1,775,000	School District of Broward County, FL, Certificate Participation, Refunding, Series C, 5.000% due 7/1/25	1,851,169
3,910,000	State of Florida, General Obligation Unlimited, Refunding, Series A, 5.000% due 6/1/23	3,915,364
1,000,000	Volusia County School Board, FL, Certificate Participation, 5.000% due 8/1/24	1,022,336
		19,013,316
	Georgia — 1.0%
2,000,000	Atlanta, GA, General Obligation Limited, Prerefunded, 4.500% due 12/1/29	2,046,072
1,170,000	Municipal Electric Authority of Georgia, Project No.1, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/30	1,303,289
		3,349,361
See Notes to Financial Statements.
178

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Hawaii — 0.7%
$1,250,000	City & County of Honolulu, HI, General Obligation Unlimited, Series B, 5.000% due 9/1/26	$ 1,343,391
1,050,000	City & County of Honolulu, HI, General Obligation Unlimited, Series D, 5.000% due 8/1/26	1,126,201
		2,469,592
	Illinois — 1.2%
2,000,000	Chicago O’Hare International Airport, IL, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/32	2,060,965
1,000,000	County of Cook, IL, General Obligation Unlimited, Refunding, Series A, 5.000% due 11/15/25	1,042,478
1,000,000	Illinois Finance Authority, Revenue Bonds, Refunding, Series C, 5.000% due 2/15/27	1,075,058
		4,178,501
	Indiana — 0.3%
1,025,000	Indiana Municipal Power Agency, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,054,278
	Kansas — 0.3%
1,000,000	Wyandotte County-Kansas City Unified Government, KS, General Obligation Unlimited, Series A, (AGMC Insured), 4.000% due 8/1/24	1,011,434
	Kentucky — 0.3%
1,000,000	Kentucky State Property & Building Commission, Revenue Bonds, Project No. 119, (BAM Insured), 5.000% due 5/1/33	1,100,173
	Maryland — 2.9%
3,000,000	County of Baltimore, MD, General Obligation Unlimited, Refunding, 5.000% due 8/1/24	3,074,426
1,240,000	County of Montgomery, MD, General Obligation Unlimited, Consolidated Public Improvement, Refunding, Series D, 4.000% due 11/1/28	1,321,595
1,000,000	Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Series B, 5.000% due 4/15/32	1,120,860
2,000,000	State of Maryland, General Obligation Unlimited, Series A, 5.000% due 6/1/33	2,412,871
2,000,000	State of Maryland, General Obligation Unlimited, Series B, 5.000% due 8/1/24	2,049,617
		9,979,369
	Massachusetts — 1.7%
1,435,000	Commonwealth of Massachusetts, General Obligation Limited, Refunding, Series B, 5.000% due 7/1/33	1,668,449
2,850,000	Commonwealth of Massachusetts, General Obligation Limited, Series C, 5.000% due 5/1/30	2,854,536
1,100,000	Commonwealth of Massachusetts, General Obligation Limited, Series E, 5.000% due 9/1/32	1,234,452
		5,757,437
	Michigan — 2.2%
1,015,000	Byron Center Public Schools, MI, General Obligation Unlimited, Refunding, (QSBLF Insured), 5.000% due 5/1/24	1,033,686
1,500,000	Michigan Finance Authority, Revenue Bonds, Hospital Revenue Refunding Bonds, Series 2022 A, 5.000% due 4/15/28	1,651,639
715,000	Michigan Finance Authority, Revenue Bonds, Series 2014D, (AGMC Insured), 5.000% due 7/1/24	727,253
See Notes to Financial Statements.
179

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Michigan — (Continued)
$1,390,000	Michigan State Housing Development Authority, Revenue Bonds, AMT, Series B, 3.500% due 6/1/47	$ 1,374,491
2,650,000	Michigan, Revenue Bonds, Revenue Bonds, Refunding, 5.000% due 4/1/33	2,897,148
		7,684,217
	Minnesota — 2.9%
4,710,000	Metropolitan Council, Minneapolis St. Paul Metropolitan Area, General Obligation Unlimited, Series B, 5.000% due 12/1/23	4,761,559
1,440,000	Minnesota Housing Finance Agency, Revenue Bonds, Refunding, Series E, (GNMA / FNMA / FHLMC Insured), 4.000% due 1/1/47	1,434,685
1,800,000	State of Minnesota, General Obligation Unlimited, Series A, 5.000% due 8/1/32	2,070,843
1,670,000	Western Minnesota Municipal Power Agency, Revenue Bonds, Prerefunded, Series A, 5.000% due 1/1/46	1,690,008
		9,957,095
	Missouri — 1.1%
2,000,000	City of Kansas City, MO, Sanitary Sewer System, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	2,069,636
1,785,000	Missouri Housing Development Commission, Single Family Mortgage, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 3.500% due 11/1/50	1,759,186
		3,828,822
	Nevada — 0.3%
1,000,000	Clark County School District, NV, General Obligation Limited, Building and Refunding Bonds, Series C, 5.000% due 6/15/26	1,064,710
	New Jersey — 1.4%
2,000,000	New Jersey Economic Development Authority, Revenue Bonds, Series-AAA, 5.500% due 6/15/31	2,199,882
1,375,000	New Jersey Turnpike Authority, Revenue Bonds, Series A, 5.000% due 1/1/27	1,484,672
1,000,000	New Jersey Turnpike Authority, Revenue Bonds, Series E, 5.000% due 1/1/32	1,035,097
		4,719,651
	New Mexico — 1.7%
1,130,000	Albuquerque, NM, Municipal School District No 12, General Obligation Unlimited, Series A, 5.000% due 8/1/29[1]	1,282,693
870,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 3.500% due 1/1/51	857,329
775,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series F, (GNMA / FNMA / FHLMC Insured), 3.500% due 7/1/50	763,761
2,500,000	State of New Mexico, Severance Tax Permanent Fund, Revenue Bonds, Series B, 5.000% due 7/1/28	2,796,282
		5,700,065
	New York — 11.6%
1,510,000	City of New York NY, General Obligation Unlimited, Refunding, Series C, 5.000% due 8/1/25	1,579,634
1,250,000	City of New York, NY, General Obligation Unlimited, Fiscal 2008 Series J, 5.000% due 8/1/28	1,402,008
1,185,000	Long Island Power Authority, NY, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/33	1,383,699
1,000,000	Metropolitan Transportation Authority, NY, Revenue Bonds, (AGMC Insured), (SOFR*0.67+0.55%), 3.766% due 11/1/32[2]	994,860
See Notes to Financial Statements.
180

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New York — (Continued)
$1,295,000	New York City Municipal Water Finance Authority, NY, Revenue Bonds, 5.000% due 6/15/28	$ 1,392,216
1,000,000	New York City Municipal Water Finance Authority, NY, Water and Sewer System, Revenue Bonds, Series BB-2, 5.000% due 6/15/27	1,052,596
1,465,000	New York City Transitional Finance Authority Building Aid Revenue, NY, Revenue Bonds, Refunding, Series S-1, (State Aid Withholding), 5.000% due 7/15/31	1,551,543
1,650,000	New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Revenue Bonds, Refunding, Series C, 5.000% due 11/1/26	1,775,874
1,160,000	New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Revenue Bonds, Refunding, Subseries F-1, 5.000% due 11/1/26	1,248,493
2,275,000	New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Revenue Bonds, Subseries E-1, 5.000% due 2/1/30	2,408,196
1,930,000	New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Revenue Bonds, Subseries F-1, 5.000% due 5/1/31	2,098,999
1,000,000	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Revenue Bonds, 5.000% due 7/1/35	1,114,647
1,415,000	New York State Dormitory Authority, Personal Income Tax, Revenue Bonds, Refunding, Series A, 5.000% due 3/15/28	1,573,712
2,870,000	New York State Dormitory Authority, Personal Income Tax, Revenue Bonds, Refunding, Series D, 5.000% due 2/15/30	3,047,646
2,440,000	New York State Dormitory Authority, Personal Income Tax, Revenue Bonds, Refunding, Series E, 4.000% due 3/15/28	2,526,707
	New York State Thruway Authority, Highway Revenue Tolls, Revenue Bonds, Refunding, Series K:
1,000,000	5.000% due 1/1/31	1,031,027
1,200,000	5.000% due 1/1/32	1,239,207
1,135,000	New York State Thruway Authority, Personal Income Tax Revenue, Revenue Bonds, Series A, 4.000% due 3/15/36	1,173,882
3,000,000	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds, Refunding, 5.000% due 9/15/28	3,369,199
1,025,000	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds, Refunding, Series A, 5.000% due 3/15/28	1,111,971
1,400,000	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds, Series A, 5.000% due 3/15/35	1,609,673
1,700,000	Port Authority of New York & New Jersey, Revenue Bonds, Refunding, 5.000% due 11/15/33	1,873,924
2,000,000	Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Series 231, 5.000% due 8/1/27	2,134,781
1,070,000	Triborough Bridge & Tunnel Authority, NY, Revenue Bonds, Series C, 4.000% due 11/15/27	1,136,405
		39,830,899
	North Carolina — 1.7%
600,000	County of New Hanover, NC, Hospital Revenue, Revenue Bonds, Refunding, Escrowed to Maturity, 5.000% due 10/1/23	604,346
3,810,000	State of North Carolina, Revenue Bonds, Refunding, Series A, 5.000% due 5/1/23	3,810,000
1,370,000	State of North Carolina, Revenue Bonds, Series A, 5.000% due 5/1/26	1,459,996
		5,874,342
See Notes to Financial Statements.
181

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	North Dakota — 0.8%
$2,310,000	North Dakota Public Finance Authority, Revenue Bonds, Series A, 5.000% due 10/1/29	$ 2,596,322
	Ohio — 0.7%
1,430,000	Ohio Housing Finance Agency, Residential Mortgage, Revenue Bonds, Series D, (GNMA / FNMA / FHLMC Insured), 4.000% due 3/1/48	1,428,274
1,000,000	State of Ohio, Hospital Refunding, Revenue Bonds, 5.000% due 1/1/28	1,102,304
		2,530,578
	Oklahoma — 0.6%
2,000,000	Grand River Dam Authority, OK, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/24	2,038,191
	Oregon — 2.1%
	State of Oregon Department of Transportation, Revenue Bonds, Series A:
4,725,000	4.000% due 11/15/38	4,823,641
1,900,000	5.000% due 11/15/39	2,182,447
		7,006,088
	Pennsylvania — 4.1%
1,000,000	Allegheny County Sanitary Authority, PA, Revenue Bonds, Refunding, (BAM Insured), 5.000% due 12/1/30	1,050,427
1,000,000	City of Philadelphia, PA, General Obligation Unlimited, Series A, 5.000% due 8/1/26	1,066,464
2,000,000	Commonwealth Financing Authority, PA, Revenue Bonds, 5.000% due 6/1/25	2,068,214
	Commonwealth of Pennsylvania, General Obligation Unlimited, Refunding:
1,505,000	5.000% due 7/15/23	1,510,136
1,200,000	5.000% due 1/1/27	1,297,894
1,500,000	Commonwealth of Pennsylvania, General Obligation Unlimited, Series 2, 5.000% due 9/15/25	1,574,184
2,500,000	Cumberland County Municipal Authority, PA, Revenue Bonds, 5.000% due 11/1/31	2,780,464
1,160,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Revenue Bonds, Series 2019-131A, 3.500% due 4/1/49	1,146,156
1,250,000	Pennsylvania State University, Revenue Bonds, Series A, 5.000% due 9/1/31	1,420,159
		13,914,098
	Rhode Island — 0.5%
1,600,000	State of Rhode Island, State & Providence Plantations, General Obligation Unlimited, Refunding, Series A, 5.000% due 8/1/24	1,638,505
	South Carolina — 3.1%
2,920,000	Beaufort County School District, SC, General Obligation Unlimited, Series D, 5.000% due 3/1/24	2,967,512
1,500,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/34	1,555,471
1,500,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series A(Power), 4.000% due 12/1/33	1,528,736
3,060,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/24	3,136,756
350,000	South Carolina Public Service Authority, Revenue Bonds, Series A(Utilities), 5.000% due 12/1/27	377,266
See Notes to Financial Statements.
182

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	South Carolina — (Continued)
$1,000,000	South Carolina Public Service Authority, Revenue Bonds, Series B, 5.000% due 12/1/27	$ 1,077,902
		10,643,643
	Tennessee — 1.3%
1,380,000	County of Hamilton, TN, General Obligation Unlimited, Series A, 5.000% due 4/1/25	1,437,334
2,580,000	County of Williamson, TN, General Obligation Unlimited, 5.000% due 4/1/35	3,079,684
		4,517,018
	Texas — 16.8%
1,500,000	Austin Independent School District, TX, General Obligation Unlimited, 5.000% due 8/1/24	1,535,356
2,160,000	Beaumont Independent School District, TX, General Obligation Unlimited, (PSF Guaranteed), 5.000% due 2/15/24	2,187,291
3,500,000	Board of Regents of the University of Texas System, TX, Revenue Bonds, Series D, 5.000% due 8/15/25	3,671,725
2,500,000	Board of Regents of the University of Texas System, TX, Revenue Bonds, Series J, 5.000% due 8/15/28	2,673,350
1,965,000	City of Austin, TX, Electric Utility Revenuee, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/32	2,055,985
1,000,000	City of Dallas, TX, Waterworks and Sewer System Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 10/1/33	1,158,832
1,100,000	City of Dallas, TX, Waterworks and Sewer System Revenue, Revenue Bonds, Series C, 4.000% due 10/1/33	1,206,288
1,805,000	City of Houston, TX, Airport System Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/29	2,004,195
1,010,000	City of Houston, TX, Combined Utility System Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 11/15/28	1,089,484
1,000,000	City of San Antonio, TX, Electric and Gas Systems Revenue, Revenue Bonds, Refunding, 5.000% due 2/1/27	1,082,250
1,750,000	County of Harris, TX, General Obligation Limited, Series A, 5.000% due 10/1/25	1,841,743
1,300,000	County of Harris, TX, Revenue Bonds, Series A, 5.000% due 8/15/24	1,333,276
5,000,000	Dallas Independent School District, TX, General Obligation Unlimited, (PSF Guaranteed), 5.000% due 2/15/24	5,074,491
	Harris County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Refunding, Children’s Hospital Project:
1,850,000	5.000% due 10/1/26	1,941,220
1,000,000	5.000% due 10/1/27	1,051,161
5,000,000	Lake Travis Independent School District, TX, General Obligation Unlimited, 5.000% due 2/15/24	5,068,632
3,125,000	Lower Colorado River Authority, TX, Revenue Bonds, Refunding, 5.000% due 5/15/25	3,257,244
1,000,000	North Texas Tollway Authority, Revenue Bonds, Refunding, 5.000% due 1/1/32	1,090,795
4,000,000	North Texas Tollway Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/30	4,142,980
2,175,000	Northside Independent School District, TX, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 8/15/30	2,432,997
3,160,000	Round Rock Independent School District, TX, General Obligation Unlimited, (PSF Guaranteed), 5.000% due 8/1/24	3,236,830
1,000,000	San Antonio Independent School District, TX, General Obligation Unlimited, Series 2022, (PSF Guaranteed), 5.000% due 8/15/24	1,024,449
See Notes to Financial Statements.
183

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$1,500,000	San Antonio Water System, TX, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/28	$ 1,669,350
1,375,000	State of Texas, General Obligation Unlimited, Series B, 4.000% due 8/1/29	1,411,695
3,000,000	Texas Water Development Board, Revenue Bonds, 5.000% due 8/1/32	3,278,535
1,090,000	Waco Independent School District, TX, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 8/15/23	1,095,289
		57,615,443
	Virginia — 3.4%
1,500,000	County of Arlington, VA, General Obligation Unlimited, Series 2021, 5.000% due 6/15/33	1,782,173
1,670,000	Virginia College Building Authority, Revenue Bonds, 5.000% due 9/1/26	1,790,907
4,000,000	Virginia College Building Authority, Revenue Bonds, Refunding, Series B, 5.000% due 9/1/26	4,210,752
	Virginia College Building Authority, Revenue Bonds, Series A:
1,000,000	4.000% due 2/1/29	1,050,351
2,595,000	5.000% due 2/1/31	2,805,774
		11,639,957
	Washington — 6.7%
1,000,000	City of Bellevue, WA, General Obligation Limited, Refunding, 4.000% due 12/1/35	1,063,139
2,000,000	City of Everett, WA, Water & Sewer Revenue, Revenue Bonds, 5.000% due 12/1/24	2,064,211
1,990,000	County of King, WA, General Obligation Limited, Series A, 5.000% due 1/1/30	2,304,918
1,250,000	Energy Northwest, WA, Revenue Bonds, Series A, 5.000% due 7/1/28	1,336,497
1,205,000	Grays Harbor County Public Utility District No. 1, WA, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,240,013
3,600,000	King County Bellevue School District No. 405 Bellevue, WA, General Obligation Unlimited, (School Bond Guaranty), 5.000% due 12/1/25	3,637,745
500,000	King County Renton School District No. 403 Renton, WA, General Obligation Unlimited, (School Bond Guaranty), 5.000% due 12/1/25	526,232
2,000,000	Port of Seattle, WA, Revenue Bonds, Refunding, 5.000% due 6/1/33	2,308,321
1,500,000	Port of Seattle, WA, Revenue Bonds, Refunding, Series B, 5.000% due 3/1/35	1,524,027
2,500,000	State of Washington, General Obligation Unlimited, Series A, 5.000% due 8/1/35	2,921,699
4,000,000	Washington, General Obligation Unlimited, Series R, 4.000% due 7/1/24	4,042,052
		22,968,854
	Wisconsin — 0.7%
2,500,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding, 5.000% due 11/15/23	2,522,542
See Notes to Financial Statements.
184

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2023 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
Wyoming — 0.6%
$2,160,000	Wyoming Community Development Authority, Housing Revenue, Revenue Bonds, Refunding, Series 3, 4.000% due 6/1/43	$ 2,154,706
TOTAL MUNICIPAL BONDS (Cost $343,607,508)		341,152,649
TOTAL INVESTMENTS (Cost $343,607,508)	99.6%	$341,152,649
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4	1,272,664
NET ASSETS	100.0%	$342,425,313

*	Percentages indicated are based on net assets.
[1]	When-issued security.
[2]	Floating Rate Bond. Rate shown is as of April 30, 2023.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
See Notes to Financial Statements.
185

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2023 - (Unaudited)
STATE DIVERSIFICATION
On April 30, 2023, State Diversification of the Portfolio was as follows:
	% of Net Assets	Value
STATE:
Texas	16.8%	$ 57,615,443
New York	11.6	39,830,899
California	8.8	30,284,652
Washington	6.7	22,968,854
Florida	5.6	19,013,316
Arizona	4.7	16,077,937
Pennsylvania	4.1	13,914,098
Virginia	3.4	11,639,957
South Carolina	3.1	10,643,643
Maryland	2.9	9,979,369
Minnesota	2.9	9,957,095
Connecticut	2.4	8,034,943
District of Columbia	2.3	7,907,077
Michigan	2.2	7,684,217
Colorado	2.2	7,352,098
Oregon	2.1	7,006,088
North Carolina	1.7	5,874,342
Massachusetts	1.7	5,757,437
New Mexico	1.7	5,700,065
New Jersey	1.4	4,719,651
Tennessee	1.3	4,517,018
Illinois	1.2	4,178,501
Missouri	1.1	3,828,822
Georgia	1.0	3,349,361
Delaware	0.9	3,136,735
North Dakota	0.8	2,596,322
Ohio	0.7	2,530,578
Wisconsin	0.7	2,522,542
Hawaii	0.7	2,469,592
Wyoming	0.6	2,154,706
Oklahoma	0.6	2,038,191
Rhode Island	0.5	1,638,505
Kentucky	0.3	1,100,173
Nevada	0.3	1,064,710
Indiana	0.3	1,054,278
Kansas	0.3	1,011,434
TOTAL MUNICIPAL BONDS	99.6%	$341,152,649
TOTAL INVESTMENTS	99.6%	$341,152,649
See Notes to Financial Statements.
186

The Glenmede Portfolios

Notes to Financial Statements (Unaudited)
1.  Organization and Significant Accounting Policies
The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2023, the Fund offered shares of one sub-trust, the Muni Intermediate Portfolio (the “Portfolio”). The Portfolio is classified as diversified.
The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 946 (“ASC 946”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) including, but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.
Valuation of Securities:  Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are deemed not readily available, unreliable or not indicative of fair value, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.
With respect to the Portfolio’s investments that do not have readily available market quotations, the Board has designated the Portfolio’s investment advisor as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").  If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board ("Valuation Procedures"). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NASDAQ Close, that materially affect the values of a Portfolio’s holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Investments valued using significant unobservable inputs are generally categorized as Level 3 in the fair value hierarchy. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Portfolio’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Portfolio could obtain the fair value assigned to an investment if the Portfolio were to sell the investment at approximately the time at which the Portfolio determines its NAV.
FASB ASC Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
187

The Glenmede Portfolios

Notes to Financial Statements (Unaudited) — (Continued)
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Muni Intermediate Portfolio had all long-term investments, with corresponding states at Level 2 at April 30, 2023.
COVID-19:  In early 2020, an outbreak of a novel strain of coronavirus ("COVID-19") emerged globally. This coronavirus has resulted in, and may continue to result in, among other things, closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak and its variants has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 are widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect the Portfolio’s performance, the performance of the securities in which the Portfolio invests and may lead to losses on your investment in the Fund’s Portfolio.
Banking Impairment or Failure:  The impairment or failure of one or more banks with which the Portfolio transacts may inhibit the Portfolio’s ability to access depository accounts. In such cases, the Portfolio may be forced to delay or forgo investments, resulting in lower Portfolio performance. In the event of such a failure of a banking institution where the Portfolio holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation ("FDIC") protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Portfolio may not recover such excess, uninsured amounts.
Municipal Securities:  The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Portfolio’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Shareholders should consult the Portfolio’s prospectus for a complete listing of risks associated with the Portfolio.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, are declared and paid monthly. The Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for the Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).
Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolio, timing differences and differing characterization of distributions made by the Portfolio.
Federal Income Taxes:  The Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.
“ Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2022 remain subject to examination by the Internal Revenue Service. Management of the Fund has concluded that there are no significant uncertain tax positions that
188

The Glenmede Portfolios

Notes to Financial Statements (Unaudited) — (Continued)
would require recognition in the financial statements. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
On October 31, 2022, the tax year end of the Fund, the Portfolio had available capital loss carryforwards to be utilized in future periods to offset future capital gains as follows:
Portfolio	Unlimited (Short-Term)	Unlimited (Long-Term)
Muni Intermediate Portfolio	$4,795,321	$5,414,789
As of October 31, 2022, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Tax-exempt Income	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards	Total Distributable Earnings
Muni Intermediate Portfolio	$412,988	$(10,133,530)	$(10,210,110)	$(19,930,652)
For the fiscal year ended October 31, 2022, the Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis. Such reclasses had no effect on net assets.
As of October 31, 2022, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolio and was as follows:
Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains
Muni Intermediate Portfolio	$4,464,310	$17,024	$1,991,189
As of April 30, 2023, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:
Portfolio	Cost	Appreciation	(Depreciation)	Net
Muni Intermediate Portfolio	$343,607,508	$1,809,067	$4,263,926	$(2,454,859)
Other:  In the normal course of business, the Portfolio enters into contracts that may include agreements to indemnify another party under given circumstances. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Portfolio. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Investment Advisory Fee, Administration Fee and Other Related Party Transactions
Glenmede Investment Management LP (the “Advisor” or "GIM"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Portfolio, pursuant to an investment management agreement with the Portfolio. Under this agreement, the Advisor manages the Portfolio, subject to the general supervision of the Board.
The Portfolio does not pay a management fee for advisory services. The investors in the Portfolio are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.
The Portfolio pays Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of the Portfolio’s average daily net assets.
State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Portfolio. The Portfolio pays State Street a fee based on the combined aggregate average daily net assets of the Portfolio and The Glenmede Fund, Inc., an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.
Foreside Fund Officer Services, LLC (formerly known as Foreside Compliance Services, LLC) is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Principal Consultant of ACA Group.
Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Portfolio.
189

The Glenmede Portfolios

Notes to Financial Statements (Unaudited) — (Concluded)
The Portfolio pays each Board member an annual fee of $6,000 and out-of-pocket expenses incurred in attending Board meetings.
Expenses for the six months ended April 30, 2023 include legal fees paid to Faegre Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Trustees. A partner of the law firm is Secretary of the Fund.
3.  Purchases and Sales of Securities
For the six months ended April 30, 2023, the cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:
Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$154,460,574	$(48,934,949)
4.  Shares of Beneficial Interest
The Portfolio may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:
	Period Ended 04/30/23		Year Ended 10/31/22
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio
Sold	15,563,730	$162,134,146	8,584,040	$ 90,149,323
Issued as reinvestment of dividends	553	5,770	179,197	1,993,939
Redeemed	(4,778,963)	(49,871,013)	(16,889,273)	(177,460,115)
Net Increase (Decrease)	10,785,320	$112,268,903	(8,126,036)	$ (85,316,853)
As of April 30, 2023, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolio’s outstanding shares. The Portfolio had 1 shareholder that beneficially owned 5.17% of the shares outstanding of the Portfolio as of April 30, 2023.
5.  Line of Credit
Effective November 5, 2020, the Fund and The Glenmede Fund, Inc., acting on behalf of their respective Portfolios, entered into unsecured committed and uncommitted lines of credit, each not to exceed $50 million, with State Street, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The lines of credit were renewed on November 4, 2021 and again on November 3, 2022 and will expire on November 2, 2023, if not renewed. Borrowings under the lines of credit bear interest rates determined at the time of such borrowings, if any, are accrued daily and based upon an annualized spread ratio comprised of the overnight federal funds effective rate plus 1.35%. Interest charged under this facility during the six months ended April 30, 2023 is identified as Interest expense on the accompanying Statement of Operations.
The Muni Intermediate Portfolio did not have any borrowings during the six months ended April 30, 2023.
6.  Recently Issued Accounting Pronouncements and Regulatory Updates
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.
7.  Subsequent Events
Management has evaluated events and transactions subsequent to April 30, 2023 through the date the financial statements were available to be issued, and has determined that there were no other material events that would require recognition or disclosure in the Fund’s financial statements.
190

The Glenmede Fund, Inc.
The Glenmede Portfolios

(Unaudited)
Proxy Voting
A description of the policies and procedures that the Funds’ investment advisor and sub-advisor use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year as an attachment to Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. You may also visit the Funds’ website at www.glenmedeim.com or call 1-800-442-8299 for this and other information about the Funds.
191

The Glenmede Fund, Inc. and The Glenmede Portfolios
Investment Advisor
Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 1200
Philadelphia, Pennsylvania 19103
Administrator
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996
Distributor
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202
Independent Auditors
PricewaterhouseCoopers LLP
2 Commerce Square, Suite #1800
2001 Market Street
Philadelphia, Pennsylvania 19103
Investment Sub-Advisor
(for High Yield Municipal Portfolio)
AllianceBernstein L.P.
501 Commerce Street
Nashville, TN 37203

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios (the "Funds"). It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Funds’ investment policies and expenses as well as other pertinent information.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))), that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350), are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THE GLENMEDE FUND, INC.

By (Signature and Title)	/s/ Kent E. Weaver
Kent E. Weaver President (Principal Executive Officer)

Date	June 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kent E. Weaver
Kent E. Weaver
President (Principal Executive Officer)

Date	June 22, 2023

/s/ Christopher E. McGuire
Christopher E. McGuire
Treasurer (Principal Financial Officer)

Date	June 22, 2023